UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-09093

E*TRADE Funds
(Exact name of registrant as specified in charter)

4500 Bohannon Drive
Menlo Park, CA 94025
(Address of principal executive offices) (Zip code)

Elizabeth Gottfried
4500 Bohannon Drive
Menlo Park, CA 94025
(Name and address of agent for service)

Registrant's telephone number, including area code:    650-331-6000

Date of fiscal year end:   December 31, 2007

Date of reporting period:   December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT TO SHAREHOLDERS

Dear Valued Shareholder,

I am pleased to provide you with the Annual Report of the E*TRADE Index Funds (the “Funds”) for the year ended December 31, 2007. We hope you will find the report valuable.

During 2007, each of our Funds met its objective of tracking its target index. The Funds are well diversified, and have continued to provide a highly efficient, low-cost choice for investors seeking long-term growth potential.

Easy Diversification at Low Cost

E*TRADE takes pride in our low expense ratios. 1 We also make it easy to diversify into different segments of the market with a choice of four index funds (www.etrade.com/etradefunds).

Fund Name & Symbol	Fund Description

E*TRADE S&P 500 Index Fund (ETSPX)	A large-cap fund diversified across the 500 established companies comprising the S&P 500 Index.

E*TRADE Russell 2000 Index Fund (ETRUX)	A small-cap fund diversified across the 2,000 emerging companies comprising the Russell 2000 Index.

E*TRADE International Index Fund (ETINX)	An international fund diversified across the 21 countries included in the MSCI EAFE Free Index.

E*TRADE Technology Index Fund (ETTIX)	A technology fund diversified across the more than 200 companies included in the GSTI Composite Index.

A Solid Foundation for Your Portfolio

The Funds’ combination of low costs and broad diversification make them good core holdings for your portfolio. They are also a smart choice for your IRA (www.etrade.com/ira), especially when paired with our free Automatic Investment Plan2 (www.etrade.com/autoinvest).

As always, thank you for your continued investment in the Funds. We look forward to serving you for many years to come.

Sincerely,

/s/ Elizabeth Gottfried

Elizabeth Gottfried
President, E*TRADE Funds

PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK.

PLEASE READ THE IMPORTANT DISCLOSURES BELOW.

The fund’s prospectus contains its investment objectives, risks, charges, expenses and other important information and should be read and considered carefully before investing. For a current prospectus, visit www.etrade.com/etradefunds.

1 The E*TRADE Index Funds has low effective expenses because E*TRADE Asset Management [ETAM] contractually limits their expense ratios. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2009. Without the contractual limits, the expenses of the E*TRADE Index Funds would have been 0.42% for the S&P 500 Index Fund; 0.64% for the Russell 2000 Index Fund; and 0.83% for the International Index Fund (based on the most recently filed shareholder reports as of 12/31/07.) There is no assurance that ETAM will continue these expense limits beyond April 30, 2009.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors.

2 Automatic investment plans do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

The E*TRADE FINANCIAL family of companies provides financial services that include trading, investing, cash management, and lending.

Securities products and services offered by E*TRADE Securities LLC, Member FINRA/SIPC.

© 2008 E*TRADE FINANCIAL Corp.

The E*TRADE S&P 500 Index Fund
Management’s Discussion of Fund Performance

The E*TRADE S&P 500 Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the S&P® 500 Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The S&P® 500 Index is a widely followed unmanaged index of large-capitalization U.S. stocks.

The Fund earned a return of 5.46% for 2007, compared to the 5.49% return for the S&P 500 Index. Eight of the ten S&P 500 sectors had a positive return for the year, with the highest returns achieved by the energy and materials sectors. Seven of the sectors measured by the S&P 500 earned a ten percent or greater rate of return for 2007.

Exxon Mobil was the greatest contributor to the return of the E*TRADE S&P 500 Index Fund for the year ending December 31, 2007. Exxon Mobil had posted a total return of 24.3% and on average, represented 4.1% of the Fund’s holdings. Exxon Mobil benefited from strong energy prices and record setting prices reached in oil futures.

The largest detractor from performance was Citigroup Inc. which posted a return of (44.7)% and on average, represented 2.0% of the Fund’s holdings. The majority of Citigroup’s stock price decline was incurred in the fourth quarter.

The Fund continued to meet its investment objective of tracking the total return of the S&P 500® Index. The weight of each of the 500 holdings in the Fund is carefully monitored relative to its weight in the S&P 500® universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its S&P 500® benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500® Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the S&P 500® Index. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in each of the S&P 500® Index and the E*TRADE S&P 500 Index Fund from March 1, 1999 to December 31, 2007, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

	E*TRADE S&P 500 Index Fund	S&P 500® Index

2/28/1999	$10,000.00	$10,000.00
3/31/1999	$10,394.81	$10,400.10
4/30/1999	$10,795.76	$10,802.90
5/31/1999	$10,535.14	$10,547.84
6/30/1999	$11,119.59	$11,133.24
7/31/1999	$10,768.03	$10,785.66
8/31/1999	$10,717.80	$10,731.74
9/30/1999	$10,416.77	$10,437.58
10/31/1999	$11,081.68	$11,098.07
11/30/1999	$11,293.23	$11,323.69
12/31/1999	$11,955.03	$11,990.66
1/31/2000	$11,358.80	$11,388.25
2/29/2000	$11,136.47	$11,172.67
3/31/2000	$12,216.66	$12,265.69
4/30/2000	$11,851.98	$11,896.62
5/31/2000	$11,608.87	$11,652.50

6/30/2000	$11,880.43	$11,939.73
7/31/2000	$11,697.65	$11,753.11
8/31/2000	$12,424.67	$12,483.10
9/30/2000	$11,766.30	$11,824.12
10/31/2000	$11,715.36	$11,774.10
11/30/2000	$10,788.32	$10,845.83
12/31/2000	$10,832.68	$10,898.87
1/31/2001	$11,215.14	$11,285.56
2/28/2001	$10,191.82	$10,256.54
3/31/2001	$9,538.00	$9,606.79
4/30/2001	$10,283.64	$10,353.33
5/31/2001	$10,345.77	$10,422.70
6/30/2001	$10,094.04	$10,169.01
7/31/2001	$9,990.19	$10,068.95
8/31/2001	$9,356.71	$9,438.63
9/30/2001	$8,602.65	$8,676.46
10/31/2001	$8,758.87	$8,841.92
11/30/2001	$9,435.84	$9,520.15
12/31/2001	$9,511.49	$9,603.56
1/31/2002	$9,365.32	$9,463.41
2/28/2002	$9,187.82	$9,280.91
3/31/2002	$9,523.82	$9,629.96
4/30/2002	$8,948.21	$9,046.11
5/31/2002	$8,874.95	$8,979.47
6/30/2002	$8,240.73	$8,339.78
7/31/2002	$7,600.36	$7,689.74
8/31/2002	$7,652.85	$7,740.23
9/30/2002	$6,816.47	$6,899.02
10/31/2002	$7,416.99	$7,506.24
11/30/2002	$7,848.95	$7,948.05
12/31/2002	$7,391.11	$7,481.13
1/31/2003	$7,190.20	$7,285.15
2/28/2003	$7,084.47	$7,175.84
3/31/2003	$7,142.21	$7,245.51
4/30/2003	$7,736.51	$7,842.32
5/31/2003	$8,139.78	$8,255.51
6/30/2003	$8,239.69	$8,360.83
7/31/2003	$8,378.09	$8,508.24
8/31/2003	$8,537.77	$8,674.17
9/30/2003	$8,447.96	$8,582.06
10/31/2003	$8,928.56	$9,067.55
11/30/2003	$9,003.32	$9,147.32
12/31/2003	$9,468.50	$9,627.05
1/31/2004	$9,639.87	$9,803.75
2/29/2004	$9,768.40	$9,940.02
3/31/2004	$9,616.98	$9,790.06
4/30/2004	$9,455.80	$9,636.37
5/31/2004	$9,595.49	$9,768.61
6/30/2004	$9,779.19	$9,958.57
7/31/2004	$9,455.74	$9,628.97
8/31/2004	$9,488.08	$9,667.92
9/30/2004	$9,590.69	$9,772.63
10/31/2004	$9,731.41	$9,921.93
11/30/2004	$10,131.93	$10,323.39
12/31/2004	$10,473.41	$10,674.68
1/31/2005	$10,211.85	$10,414.22

2/28/2005	$10,429.82	$10,632.92
3/31/2005	$10,243.65	$10,444.71
4/30/2005	$10,046.66	$10,246.26
5/31/2005	$10,364.03	$10,572.10
6/30/2005	$10,385.11	$10,586.90
7/31/2005	$10,769.74	$10,980.73
8/31/2005	$10,670.83	$10,880.80
9/30/2005	$10,748.43	$10,968.94
10/31/2005	$10,571.87	$10,785.76
11/30/2005	$10,969.14	$11,193.46
12/31/2005	$10,975.53	$11,196.82
1/31/2006	$11,263.77	$11,493.53
2/28/2006	$11,297.03	$11,524.57
3/31/2006	$11,435.40	$11,668.62
4/30/2006	$11,591.29	$11,824.98
5/31/2006	$11,257.24	$11,484.42
6/30/2006	$11,263.02	$11,500.50
7/31/2006	$11,341.32	$11,571.80
8/31/2006	$11,609.75	$11,847.21
9/30/2006	$11,907.28	$12,152.87
10/31/2006	$12,289.21	$12,549.06
11/30/2006	$12,525.11	$12,787.49
12/31/2006	$12,694.65	$12,966.51
1/31/2007	$12,886.34	$13,162.31
2/28/2007	$12,637.63	$12,904.33
3/31/2007	$12,777.91	$13,048.85
4/30/2007	$13,333.75	$13,626.92
5/31/2007	$13,799.10	$14,102.50
6/30/2007	$13,576.93	$13,868.40
7/31/2007	$13,156.05	$13,438.48
8/31/2007	$13,349.44	$13,640.05
9/30/2007	$13,846.04	$14,150.19
10/31/2007	$14,074.50	$14,375.18
11/30/2007	$13,479.15	$13,774.30
12/31/2007	$13,387.49	$13,679.25

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

		Average Annual Return		Cumulative Return
	1 Year	5 Year	Since Inception	5 Year	Since Inception

E*TRADE S&P 500 Index Fund	5.46%	12.62%	3.32%	81.13%	33.61%
S$P 500 ™ Index	5.49%	12.82%	3.61%	82.79%	36.78%

The E*TRADE Russell 2000 Index Fund
Management’s Discussion of Fund Performance

The E*TRADE Russell 2000® Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the Russell 2000® Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Russell 2000® Index. The unmanaged Russell 2000® Index is a recognized benchmark for small-company stocks traded on the major U.S. exchanges and consists of approximately 2000 small-capitalization stocks.

The Fund generated a return of (1.73)% for 2007, compared to the (1.57)% return for the Russell 2000® Index. Eight of the twelve sectors measured by the Russell 2000® Index posted positive returns for the year, with four of the sectors posting double digit returns. The most significant contributor to return of the Russell 2000 Index was the Health Care sector which posted a return of 13.7%, an average weight of 12.0%, leading to a contribution of 1.56% to the return.

The greatest weakness during 2007 came from the Russell 2000® Index financials sector which posted a (16.7)% return with an average weight in the portfolio of 22.2%. The financials sector was impacted by concerns over impending defaults from subprime mortgages that were written in prior years.

The Fund continued to meet its investment objective of tracking the total return of the Russell 2000® Index. The weight of each of the holdings in the Fund is carefully monitored relative to its weight in the Russell 2000® universe of stocks. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its Russell 2000® benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Russell 2000® Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the Russell 2000® Index. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in each of the Russell 2000 Index and the E*TRADE Russell 2000 Index Fund from January 1, 2001 to December 31, 2007, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

	E*TRADE Russell 2000 Index Fund	Russell 2000® Index

12/31/2000	$10,000.00	$10,000.00
1/31/2001	$10,480.00	$10,520.61
2/28/2001	$9,800.00	$9,830.33
3/31/2001	$9,303.26	$9,349.47
4/30/2001	$10,045.11	$10,080.88
5/31/2001	$10,275.69	$10,328.68
6/30/2001	$10,638.48	$10,685.33
7/31/2001	$10,065.87	$10,106.91
8/31/2001	$9,744.41	$9,780.46
9/30/2001	$8,429.98	$8,463.93
10/31/2001	$8,913.42	$8,959.20

11/30/2001	$9,598.29	$9,652.81
12/31/2001	$10,182.37	$10,248.60
1/31/2002	$10,069.12	$10,142.01
2/28/2002	$9,791.13	$9,864.07
3/31/2002	$10,579.82	$10,656.87
4/30/2002	$10,672.63	$10,753.95
5/31/2002	$10,198.29	$10,276.68
6/30/2002	$9,691.07	$9,766.78
7/31/2002	$8,234.31	$8,291.72
8/31/2002	$8,203.31	$8,270.60
9/30/2002	$7,609.59	$7,676.67
10/31/2002	$7,849.01	$7,922.77
11/30/2002	$8,546.47	$8,629.84
12/31/2002	$8,057.21	$8,149.35
1/31/2003	$7,828.19	$7,923.78
2/28/2003	$7,588.77	$7,684.37
3/31/2003	$7,671.20	$7,783.30
4/30/2003	$8,402.79	$8,521.31
5/31/2003	$9,280.69	$9,435.74
6/30/2003	$9,432.88	$9,606.52
7/31/2003	$10,019.16	$10,207.59
8/31/2003	$10,490.28	$10,675.57
9/30/2003	$10,272.59	$10,478.56
10/31/2003	$11,121.65	$11,358.51
11/30/2003	$11,499.01	$11,761.57
12/31/2003	$11,713.98	$12,000.24
1/31/2004	$12,196.38	$12,521.59
2/29/2004	$12,301.25	$12,633.82
3/31/2004	$12,413.40	$12,751.54
4/30/2004	$11,751.77	$12,101.43
5/31/2004	$11,940.81	$12,294.01
6/30/2004	$12,434.72	$12,811.77
7/31/2004	$11,582.60	$11,949.13
8/31/2004	$11,519.48	$11,887.69
9/30/2004	$12,061.29	$12,445.78
10/31/2004	$12,293.24	$12,690.77
11/30/2004	$13,358.10	$13,791.55
12/31/2004	$13,740.96	$14,199.78
1/31/2005	$13,171.61	$13,607.64
2/28/2005	$13,390.59	$13,837.61
3/31/2005	$13,001.76	$13,441.86
4/30/2005	$12,244.70	$12,671.64
5/31/2005	$13,045.65	$13,501.63
6/30/2005	$13,561.73	$14,022.79
7/31/2005	$14,408.65	$14,911.84
8/31/2005	$14,144.68	$14,635.97
9/30/2005	$14,184.14	$14,681.34
10/31/2005	$13,732.28	$14,226.22
11/30/2005	$14,404.56	$14,916.19
12/31/2005	$14,319.25	$14,847.58
1/31/2006	$15,600.02	$16,179.41
2/28/2006	$15,553.87	$16,134.10
3/31/2006	$16,308.69	$16,916.61
4/30/2006	$16,308.69	$16,913.22
5/31/2006	$15,383.38	$15,962.70
6/30/2006	$15,478.68	$16,064.86

7/31/2006	$14,980.12	$15,542.75
8/31/2006	$15,420.71	$16,002.82
9/30/2006	$15,538.21	$16,135.64
10/31/2006	$16,433.08	$17,065.06
11/30/2006	$16,851.47	$17,507.04
12/31/2006	$16,903.23	$17,564.81
1/31/2007	$17,188.89	$17,858.15
2/28/2007	$17,051.38	$17,717.07
3/31/2007	$17,227.01	$17,906.64
4/30/2007	$17,538.82	$18,228.96
5/31/2007	$18,249.14	$18,976.35
6/30/2007	$17,982.71	$18,697.39
7/31/2007	$16,758.08	$17,418.49
8/31/2007	$17,133.47	$17,813.89
9/30/2007	$17,411.03	$18,120.29
10/31/2007	$17,924.65	$18,640.34
11/30/2007	$16,646.62	$17,301.97
12/31/2007	$16,611.67	$17,291.59

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

		Average Annual Return		Cumulative Return

	1 Year	5 Year	Since Inception	5 Year	Since Inception

E*TRADE Russell 2000 Index Fund	(1.73)%	15.57%	7.51%	106.17%	66.11%
Russell 2000 Index	(1.57)%	16.25%	8.14%	112.26%	72.98%

The E*TRADE International Index Fund
Management’s Discussion of Fund Performance

The E*TRADE International Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the MSCI, Inc. (MSCI) EAFE Free Index (“MSCI Index”). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the MSCI Index. The unmanaged MSCI Index consists of a wide range of foreign securities trading in developed foreign markets, such as Europe, Australia, New Zealand, Singapore and countries in the Far East.

Foreign stock markets had extremely strong returns for the year, both in absolute terms and relative to the 5.49% return for the S&P 500 Index. The Fund posted a 10.68% return for 2007, compared to the 11.63% return for the MSCI EAFE Index. There were 21 countries in the EAFE universe as of December 31, 2007. Japan and the United Kingdom were the most heavily weighted, with weights of 19.9% and 22.2% respectively, accounting for 42.1% of the MSCI Index.

The strongest returns during 2007 came from Finland, Hong Kong, Germany and Greece, all of which posted annual returns exceeding 35%! Ireland (19.6)%, 0.06% of Index, and Japan (4.1)%, 19.9% of Index, were the poorest performing countries in the EAFE universe.

Given the heavy weighting in the MSCI Index and strong performance, Germany made a significant contribution to the MSCI Index’s return for the year (228 basis points). Other top contributors included Hong Kong, Netherlands and Australia.

The Fund continued to meet its investment objective of tracking the total return of the MSCI Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its MSCI benchmark are due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the MSCI Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the MSCI Index. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that there are special risks inherent with an investment in this Fund. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. Past performance is no guarantee of future results and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in each of the MSCI Index and the E*TRADE International Index Fund from November 1, 1999 to December 31, 2007, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

	E*TRADE International Index Fund	MSCI Index

10/31/1999	$10,000.00	$10,000.00
11/30/1999	$10,348.16	$10,349.50
12/31/1999	$11,290.19	$11,280.44
1/31/2000	$10,487.20	$10,565.71
2/29/2000	$10,758.09	$10,852.15
3/31/2000	$11,173.08	$11,274.94
4/30/2000	$10,571.75	$10,683.69
5/31/2000	$10,406.87	$10,424.82

6/30/2000	$10,727.53	$10,834.93
7/31/2000	$10,288.68	$10,382.79
8/31/2000	$10,376.45	$10,474.99
9/30/2000	$9,882.12	$9,967.06
10/31/2000	$9,657.53	$9,733.63
11/30/2000	$9,276.69	$9,370.66
12/31/2000	$9,605.54	$9,705.95
1/31/2001	$9,605.54	$9,701.38
2/28/2001	$8,862.90	$8,974.75
3/31/2001	$8,276.10	$8,380.53
4/30/2001	$8,854.64	$8,968.34
5/31/2001	$8,540.85	$8,658.93
6/30/2001	$8,175.44	$8,308.07
7/31/2001	$8,027.87	$8,157.53
8/31/2001	$7,821.27	$7,952.61
9/30/2001	$7,052.15	$7,148.92
10/31/2001	$7,220.53	$7,331.72
11/30/2001	$7,478.06	$7,602.48
12/31/2001	$7,521.40	$7,647.79
1/31/2002	$7,115.11	$7,242.00
2/28/2002	$7,154.75	$7,293.13
3/31/2002	$7,576.67	$7,691.26
4/30/2002	$7,586.60	$7,746.95
5/31/2002	$7,685.90	$7,852.07
6/30/2002	$7,377.14	$7,542.47
7/31/2002	$6,638.43	$6,798.48
8/31/2002	$6,608.48	$6,784.68
9/30/2002	$5,893.04	$6,057.70
10/31/2002	$6,202.68	$6,383.72
11/30/2002	$6,482.35	$6,674.25
12/31/2002	$6,260.18	$6,450.33
1/31/2003	$5,998.08	$6,181.54
2/28/2003	$5,856.94	$6,040.23
3/31/2003	$5,741.16	$5,926.07
4/30/2003	$6,308.19	$6,513.70
5/31/2003	$6,682.84	$6,914.42
6/30/2003	$6,848.17	$7,085.55
7/31/2003	$7,011.71	$7,258.16
8/31/2003	$7,175.25	$7,434.68
9/30/2003	$7,392.70	$7,665.37
10/31/2003	$7,854.10	$8,143.62
11/30/2003	$8,018.16	$8,325.87
12/31/2003	$8,639.90	$8,976.70
1/31/2004	$8,742.63	$9,104.26
2/29/2004	$8,948.10	$9,315.94
3/31/2004	$8,990.04	$9,372.02
4/30/2004	$8,793.71	$9,167.99
5/31/2004	$8,824.71	$9,207.69
6/30/2004	$9,036.97	$9,413.20
7/31/2004	$8,745.79	$9,108.97
8/31/2004	$8,808.19	$9,151.23
9/30/2004	$9,005.83	$9,391.73
10/31/2004	$9,319.26	$9,712.55
11/30/2004	$9,893.88	$10,378.73
12/31/2004	$10,314.77	$10,834.57
1/31/2005	$10,115.60	$10,636.30

2/28/2005	$10,524.42	$11,097.91
3/31/2005	$10,261.91	$10,823.79
4/30/2005	$10,050.98	$10,581.34
5/31/2005	$10,029.88	$10,597.21
6/30/2005	$10,146.48	$10,742.39
7/31/2005	$10,466.22	$11,072.18
8/31/2005	$10,817.94	$11,355.63
9/30/2005	$11,238.42	$11,863.23
10/31/2005	$10,938.73	$11,518.01
11/30/2005	$11,152.80	$11,802.50
12/31/2005	$11,699.62	$12,352.50
1/31/2006	$12,408.68	$13,112.18
2/28/2006	$12,344.22	$13,084.64
3/31/2006	$12,788.16	$13,522.98
4/30/2006	$13,393.00	$14,178.84
5/31/2006	$12,917.77	$13,645.72
6/30/2006	$12,860.97	$13,651.18
7/31/2006	$13,002.90	$13,787.69
8/31/2006	$13,352.26	$14,170.99
9/30/2006	$13,378.70	$14,195.08
10/31/2006	$13,883.55	$14,748.69
11/30/2006	$14,300.61	$15,194.10
12/31/2006	$14,730.75	$15,671.19
1/31/2007	$14,919.30	$15,777.75
2/28/2007	$14,919.30	$15,907.13
3/31/2007	$15,311.68	$16,325.49
4/30/2007	$15,890.46	$17,065.03
5/31/2007	$16,268.66	$17,387.56
6/30/2007	$16,224.73	$17,413.64
7/31/2007	$15,913.22	$17,159.41
8/31/2007	$15,790.68	$16,895.15
9/30/2007	$16,626.01	$17,802.42
10/31/2007	$17,350.91	$18,503.84
11/30/2007	$16,726.27	$17,900.61
12/31/2007	$16,303.10	$17,497.85

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

		Average Annual Return		Cumulative Return

	1 Year	5 Year	Since Inception	5 Year	Since Inception

E*TRADE International Index Fund	10.68%	21.10%	6.58%	160.45%	68.59%
MSCI Index	11.63%	22.07%	6.94%	171.21%	73.96%

The E*TRADE Technology Index Fund
Management’s Discussion of Fund Performance

The E*TRADE Technology Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the Standard & Poor’s Goldman Sachs Technology Composite (“S&PTM GSTITM Composite Index”). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The unmanaged S&PTM GSTITM Composite Index is one of the broadest measures of U.S. publicly traded technology stocks available.

The Fund earned a return of 16.65% for the year, compared to the 16.88% return for the S&PTM GSTITM Composite Index. The S&PTM GSTITM Composite Index is composed of six sub-indices measuring hardware, semiconductors, software, services, multimedia and the internet. The software index earned the greatest return with a 16.2% positive return for the year. Apple, Inc., a component of the S&PTM GSTITM Composite Index, was the primary contributor to performance with an annual return of 133.5% and an average weight of 4.4%.

The semiconductor index component of the S&PTM GSTITM Composite Index was the lowest performer with a 2007 return of (1.5)%. Motorola was the greatest detractor from performance of the S&PTM GSTITM Composite Index with a total return of (21.1)% and an average weight of 1.7%.

The Fund continued to meet its investment objective of tracking the total return of the S&PTM GSTITM Composite Index by replicating the holdings represented in the Index, with the weight of each of the Fund’s holdings monitored closely relative to its weight in the Index. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&PTM GSTITM Composite Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the S&PTM GSTITM Composite Index. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that there are special risks inherent with an investment in this Fund, that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in each of the S&PTM GSTITM Composite Index and the E*TRADE Technology Index Fund from September 1, 1999 to December 31, 2007, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

	E*TRADE Technology Index Fund	S&PTM GSTITM Composite Index

8/31/1999	$10,000.00	$10,000.00
9/30/1999	$10,107.01	$10,100.00
10/31/1999	$10,466.93	$10,457.54
11/30/1999	$11,974.71	$11,919.50
12/31/1999	$14,384.73	$14,339.16
1/31/2000	$13,514.15	$13,453.00
2/29/2000	$15,953.78	$15,893.38
3/31/2000	$16,662.39	$16,606.99
4/30/2000	$15,224.93	$15,158.86

5/31/2000	$13,544.52	$13,488.35
6/30/2000	$15,194.56	$15,147.42
7/31/2000	$14,475.83	$14,441.55
8/31/2000	$16,348.58	$16,320.40
9/30/2000	$13,696.36	$13,676.49
10/31/2000	$12,653.70	$12,643.92
11/30/2000	$9,748.41	$9,748.46
12/31/2000	$8,967.32	$8,913.02
1/31/2001	$10,420.01	$10,375.64
2/28/2001	$7,536.48	$7,499.52
3/31/2001	$6,487.93	$6,457.83
4/30/2001	$7,711.24	$7,690.63
5/31/2001	$7,405.41	$7,384.55
6/30/2001	$7,416.34	$7,403.75
7/31/2001	$6,881.14	$6,876.60
8/31/2001	$5,985.50	$5,981.27
9/30/2001	$4,775.73	$4,771.26
10/31/2001	$5,536.75	$5,537.52
11/30/2001	$6,474.25	$6,481.67
12/31/2001	$6,363.96	$6,366.94
1/31/2002	$6,341.90	$6,359.94
2/28/2002	$5,492.64	$5,510.25
3/31/2002	$5,889.69	$5,902.58
4/30/2002	$5,161.75	$5,179.51
5/31/2002	$4,941.17	$4,968.19
6/30/2002	$4,246.32	$4,265.69
7/31/2002	$3,805.14	$3,834.00
8/31/2002	$3,761.02	$3,784.54
9/30/2002	$3,077.20	$3,109.00
10/31/2002	$3,749.99	$3,788.32
11/30/2002	$4,411.76	$4,451.65
12/31/2002	$3,761.02	$3,803.05
1/31/2003	$3,727.93	$3,769.58
2/28/2003	$3,783.08	$3,827.25
3/31/2003	$3,738.96	$3,784.01
4/30/2003	$4,124.99	$4,178.68
5/31/2003	$4,577.20	$4,645.02
6/30/2003	$4,566.17	$4,633.41
7/31/2003	$4,830.87	$4,899.36
8/31/2003	$5,161.75	$5,238.40
9/30/2003	$5,073.52	$5,161.92
10/31/2003	$5,580.87	$5,665.72
11/30/2003	$5,669.11	$5,775.07
12/31/2003	$5,768.37	$5,864.01
1/31/2004	$6,022.05	$6,139.61
2/29/2004	$5,845.58	$5,965.86
3/31/2004	$5,680.14	$5,801.21
4/30/2004	$5,338.22	$5,463.00
5/31/2004	$5,636.02	$5,766.19
6/30/2004	$5,779.40	$5,908.04
7/31/2004	$5,227.93	$5,347.96
8/31/2004	$4,974.25	$5,081.63
9/30/2004	$5,139.70	$5,257.45
10/31/2004	$5,415.43	$5,536.62
11/30/2004	$5,713.22	$5,848.89
12/31/2004	$5,892.14	$6,035.47

1/31/2005	$5,503.77	$5,636.53
2/28/2005	$5,514.87	$5,647.80
3/31/2005	$5,370.61	$5,510.56
4/30/2005	$5,093.21	$5,228.97
5/31/2005	$5,559.25	$5,704.28
6/30/2005	$5,448.29	$5,591.91
7/31/2005	$5,814.47	$5,968.24
8/31/2005	$5,758.98	$5,917.51
9/30/2005	$5,825.56	$5,976.69
10/31/2005	$5,714.60	$5,870.30
11/30/2005	$6,091.87	$6,257.15
12/31/2005	$5,980.91	$6,141.40
1/31/2006	$6,202.84	$6,369.24
2/28/2006	$6,102.97	$6,271.16
3/31/2006	$6,236.13	$6,412.26
4/30/2006	$6,191.74	$6,369.94
5/31/2006	$5,725.70	$5,902.38
6/30/2006	$5,648.02	$5,820.93
7/31/2006	$5,403.90	$5,571.79
8/31/2006	$5,814.47	$6,007.51
9/30/2006	$6,047.49	$6,248.41
10/31/2006	$6,291.61	$6,498.35
11/30/2006	$6,513.53	$6,732.94
12/31/2006	$6,435.86	$6,691.87
1/31/2007	$6,535.62	$6,800.94
2/28/2007	$6,402.29	$6,661.52
3/31/2007	$6,424.70	$6,690.17
4/30/2007	$6,746.57	$7,025.35
5/31/2007	$7,035.33	$7,323.92
6/30/2007	$7,090.91	$7,381.78
7/31/2007	$7,046.23	$7,330.11
8/31/2007	$7,245.64	$7,541.95
9/30/2007	$7,538.37	$7,854.94
10/31/2007	$8,048.71	$8,379.65
11/30/2007	$7,416.09	$7,722.69
12/31/2007	$7,507.30	$7,818.45

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

		Average Annual Return		Cumulative Return

	1 Year	5 Year	Since Inception	5 Year	Since Inception

E*TRADE Technology Index Fund	16.65%	14.83%	(3.04)%	99.61%	(22.82)%
S&PTM GSTITM Composite Index	16.88%	15.56%	(2.25)%	106.20%	(17.48)%

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS December 31, 2007

	SHARES	VALUE (Note 2)

COMMON STOCKS – 98.2%

AEROSPACE & DEFENSE – 2.7%

Boeing Co. (The)	22,316	$1,951,757
General Dynamics Corp.	11,610	1,033,174
Goodrich Corp.	3,584	253,066
Honeywell International, Inc.	21,502	1,323,878
L-3 Communications Holdings, Inc.	3,607	382,126
Lockheed Martin Corp.	9,992	1,051,758
Northrop Grumman Corp.	9,742	766,111
Raytheon Co.	12,361	750,313
Rockwell Collins, Inc.	4,690	337,539
United Technologies Corp.	28,462	2,178,481

		10,028,203
AIR FREIGHT & LOGISTICS – 0.9%

CH Robinson Worldwide, Inc.	4,939	267,299
Expeditors International of Washington, Inc.	6,095	272,325
FedEx Corp.	8,904	793,970
Ryder System, Inc.	1,757	82,596
United Parcel Service, Inc., Class B	30,257	2,139,775

		3,555,965
AIRLINE – 0.1%

Southwest Airlines Co.	21,386	260,909
AUTO COMPONENTS – 0.2%

Goodyear Tire & Rubber Co. (The) (a)	6,905	194,859
Johnson Controls, Inc.	16,998	612,608

		807,467
AUTOMOBILES – 0.3%

Ford Motor Co. (a)	60,085	404,372
General Motors Corp.	16,193	403,044
Harley-Davidson, Inc.	6,952	324,728

		1,132,144
BEVERAGES – 2.4%

Anheuser-Busch Cos., Inc.	21,129	1,105,892
Brown-Forman Corp., Class B	2,474	183,348
Coca-Cola Co. (The)	57,225	3,511,898
Coca-Cola Enterprises, Inc.	8,157	212,327
Constellation Brands, Inc., Class A(a)	5,715	135,103
Molson Coors Brewing Co., Class B	3,900	201,318
Pepsi Bottling Group, Inc.	3,993	157,564
PepsiCo, Inc.	46,348	3,517,813

		9,025,263
BIOTECHNOLOGY – 1.2%

Amgen, Inc. (a)	31,316	1,454,315
Applera Corp. — Applied Biosystems Group	4,842	164,241
Biogen Idec, Inc. (a)	8,447	480,803
Celgene Corp (a)	11,110	513,393
Genzyme Corp. (a)	7,658	570,062
Gilead Sciences, Inc. (a)	26,800	1,233,068

		4,415,882
BUILDING PRODUCTS – 0.1%

Masco Corp.	10,506	227,034
Trane, Inc.	4,935	230,514

		457,548
CAPITAL MARKETS – 3.3%

American Capital Strategies, Ltd.	5,378	177,259
Ameriprise Financial, Inc.	6,733	371,056
Bank of New York Mellon Corp.	32,786	1,598,645
Bear Stearns Cos., Inc./The	3,323	293,255
Charles Schwab Corp. (The)	27,122	692,967
E*TRADE Financial Corp. (a) (b)	12,268	43,551
Federated Investors, Inc., Class B	2,483	102,200

	SHARES	VALUE (Note 2)

CAPITAL MARKETS (continued)

Franklin Resources, Inc.	4,645	$531,527
Goldman Sachs Group, Inc./The	11,450	2,462,323
Janus Capital Group, Inc.	4,417	145,099
Legg Mason, Inc.	3,799	277,897
Lehman Brothers Holdings, Inc.	15,189	993,968
Merrill Lynch & Co., Inc.	24,665	1,324,017
Morgan Stanley	30,556	1,622,829
Northern Trust Corp.	5,479	419,582
State Street Corp.	11,146	905,055
T. Rowe Price Group, Inc.	7,588	461,958

		12,423,188
CHEMICALS – 1.8%

Air Products and Chemicals, Inc.	6,183	609,829
Dow Chemical Co.	27,188	1,071,751
DuPont (E.I.) de Nemours & Co.	25,886	1,141,314
Eastman Chemical Co.	2,333	142,523
Ecolab, Inc.	4,984	255,231
Hercules, Inc.	3,245	62,791
International Flavors & Fragrances, Inc.	2,327	111,998
Monsanto Co.	15,744	1,758,447
PPG Industries, Inc.	4,694	329,660
Praxair, Inc.	9,153	811,963
Rohm and Haas Co.	3,634	192,856
Sigma-Aldrich Corp.	3,774	206,060

		6,694,423
COMMERCIAL BANKS – 4.3%

Bank of America Corp.	127,794	5,272,781
BB&T Corp.	15,795	484,433
Comerica, Inc. (b)	4,348	189,268
Commerce Bancorp, Inc./NJ	5,501	209,808
Fifth Third Bancorp	15,330	385,243
First Horizon National Corp.	3,718	67,482
Huntington Bancshares, Inc.	10,778	159,083
KeyCorp	11,142	261,280
M&T Bank Corp.	2,146	175,049
Marshall & Ilsley Corp.	7,409	196,190
National City Corp.	18,122	298,288
PNC Financial Services Group	10,065	660,767
Regions Financial Corp.	20,144	476,406
SunTrust Banks, Inc.	9,989	624,213
U.S. Bancorp	49,716	1,577,986
Wachovia Corp.	56,879	2,163,108
Wells Fargo & Co.	97,159	2,933,230
Zions Bancorp.	3,161	147,587

		16,282,202
COMMERICIAL SERVICES & SUPPLIES – 0.7%

Allied Waste Industries, Inc. (a)	8,494	93,604
Apollo Group, Inc., Class A (a)	3,937	276,181
Avery Dennison Corp.	3,136	166,647
Cintas Corp.	3,875	130,277
Equifax, Inc.	3,882	141,150
H&R Block, Inc.	9,290	172,515
Monster Worldwide, Inc. (a)	3,683	119,329
Pitney Bowes, Inc.	6,292	239,348
R. R. Donnelley & Sons Co.	6,179	233,195
Robert Half International, Inc.	4,683	126,628
Waste Management, Inc.	14,637	478,191
Western Union Co. (The)	21,621	524,958

		2,702,023
COMMUNICATIONS EQUIPMENT – 2.5%

Ciena Corp.(a)	2,532	86,367
Cisco Systems, Inc.(a)	174,688	4,728,804
Corning, Inc.	45,373	1,088,498

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 19

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued) December 31, 2007

	SHARES	VALUE (Note 2)

COMMUNICATIONS EQUIPMENT (continued)

JDS Uniphase Corp. (a)	6,234	$82,912
Juniper Networks, Inc. (a)	15,018	498,598
Motorola, Inc.	65,773	1,054,999
QUALCOMM, Inc.	47,120	1,854,172
Tellabs, Inc. (a)	12,582	82,286

		9,476,636
COMPUTERS & PERIPHERALS – 4.6%

Apple, Inc. (a)	25,209	4,993,399
Cognizant Technology Solutions Corp., Class A (a)	8,276	280,887
Dell, Inc. (a)	64,525	1,581,508
EMC Corp. (a)	60,415	1,119,490
Hewlett-Packard Co.	74,231	3,747,181
International Business Machines Corp.	39,676	4,288,976
Lexmark International, Inc. (a)	2,783	97,015
Network Appliance, Inc. (a)	9,910	247,354
QLogic Corp. (a)	4,031	57,240
SanDisk Corp. (a)	6,520	216,268
Sun Microsystems, Inc. (a)	23,711	429,880
Teradata Corp. (a)	5,300	145,273

		17,204,471
CONSTRUCTION & ENGINEERING – 0.2%

Fluor Corp.	2,527	368,234
Jacobs Engineering Group Inc. (a)	3,431	328,038

		696,272
CONSTRUCTION MATERIALS – 0.1%

Vulcan Materials Co.	3,091	244,467
CONSUMER FINANCE – 0.7%

American Express Co.	33,671	1,751,565
Capital One Financial Corp.	11,252	531,765
Discover Financial Services	13,657	205,948
SLM Corp.	14,845	298,978

		2,788,256
CONTAINERS & PACKAGING – 0.1%

Ball Corp.	2,934	132,030
Bemis Co., Inc.	3,006	82,304
Pactiv Corp. (a)	3,747	99,783
Sealed Air Corp.	4,643	107,439

		421,556
DISTRIBUTORS – 0.1%

Genuine Parts Co.	4,862	225,111
DIVERSIFED FINANCIAL SERVICES – 3.1%

CIT Group, Inc.	5,512	132,453
Citigroup, Inc.	143,745	4,231,853
CME Group, Inc.	1,576	1,081,136
IntercontinentalExchange, Inc. (a)	2,000	385,000
JPMorgan Chase & Co.	96,718	4,221,741
Leucadia National Corp.	4,868	229,283
Moody's Corp.	6,175	220,447
NYSE Euronext	7,630	669,685
Principal Financial Group, Inc.	7,601	523,253

		11,694,851
DIVERSIFIED TELECOMMUNICATIONS SERVICES – 3.6%

American Tower Corp., Class A(a)	11,756	500,806
AT+T, Inc.	174,537	7,253,758
CenturyTel, Inc.	3,296	136,652
Citizens Communications Co.	9,437	120,133
Embarq Corp.	4,366	216,248
Qwest Communications International, Inc. (a)	45,721	320,504
Sprint Nextel Corp.	81,891	1,075,229
Verizon Communications, Inc.	83,222	3,635,969

	SHARES	VALUE (Note 2)

DIVERSIFIED TELECOMMUNICATIONS SERVICES (continued)

Windstream Corp.	13,661	$177,866

		13,437,165
ELECTRIC UTILITIES – 2.4%

Allegheny Energy, Inc.	4,752	302,275
Ameren Corp.	5,941	322,062
American Electric Power Co., Inc.	11,424	531,901
CenterPoint Energy, Inc.	9,219	157,921
Consolidated Edison, Inc.	7,754	378,783
DTE Energy Co.	4,713	207,183
Dynegy, Inc., Class A (a)	14,598	104,230
Edison International	9,323	497,569
Entergy Corp.	5,599	669,193
Exelon Corp.	19,002	1,551,323
FirstEnergy Corp.	8,723	631,022
FPL Group, Inc.	11,721	793,160
Pepco Holdings, Inc.	5,700	167,181
PG&E Corp.	10,112	435,726
Pinnacle West Capital Corp.	2,881	122,183
PPL Corp.	10,716	558,196
Progress Energy, Inc.	7,409	358,818
Southern Co. (The)	21,867	847,346
TECO Energy, Inc.	6,023	103,656
Xcel Energy, Inc.	12,015	271,179

		9,010,907
ELECTRICAL EQUIPMENT – 0.5%

Cooper Industries, Ltd., Class A	5,256	277,937
Emerson Electric Co.	22,665	1,284,199
Rockwell Automation, Inc.	4,365	301,011

		1,863,147
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%

Agilent Technologies, Inc. (a)	11,062	406,418
Jabil Circuit, Inc.	6,113	93,345
Molex, Inc.	4,082	111,439
Tyco Electronics, Ltd.	14,228	528,286

		1,139,488
ENERGY EQUIPMENT & SERVICES – 2.2%

Baker Hughes, Inc.	9,144	741,578
BJ Services Co.	8,430	204,512
ENSCO International, Inc.	4,171	248,675
Halliburton Co.	25,474	965,719
Nabors Industries, Ltd. (a)	8,046	220,380
National-Oilwell Varco, Inc. (a)	10,269	754,361
Noble Corp.	7,683	434,166
Rowan Cos., Inc.	3,180	125,483
Schlumberger, Ltd.	34,433	3,387,174
Transocean, Inc.	9,156	1,310,682

		8,392,730
FOOD & STAPLES RETAILING – 2.3%

Costco Wholesale Corp.	12,532	874,232
CVS Corp.	42,524	1,690,329
Kroger Co. (The)	19,613	523,863
Safeway, Inc.	12,738	435,767
Supervalu, Inc.	6,012	225,570
Sysco Corp.	17,455	544,771
Wal-Mart Stores, Inc.	68,034	3,233,656
Walgreen Co.	28,435	1,082,805
Whole Foods Market, Inc.	4,063	165,771

		8,776,764
FOOD PRODUCTS – 1.5%

Archer-Daniels-Midland Co.	18,417	855,101
Campbell Soup Co.	6,430	229,744
ConAgra Foods, Inc.	14,017	333,464

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 20

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

FOOD PRODUCTS (continued)

Dean Foods Co.	3,815	$98,656
General Mills, Inc.	9,721	554,097
H.J. Heinz Co.	9,133	426,328
Hershey Foods Corp.	4,927	194,124
Kellogg Co.	7,592	398,049
Kraft Foods, Inc., Class A	44,549	1,453,634
McCormick & Co., Inc.	3,741	141,821
Sara Lee Corp.	20,734	332,988
Tyson Foods, Inc., Class A	8,102	124,204
Wm Wrigley Jr. Co.	6,216	363,947

		5,506,157
GAS UTILITIES – 0.1%

Nicor, Inc.	1,252	53,022
NiSource, Inc.	7,877	148,797

		201,819
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%

Baxter International, Inc.	18,257	1,059,819
Becton, Dickinson & Co.	6,965	582,135
Boston Scientific Corp. (a)	38,632	449,290
C.R. Bard, Inc.	2,957	280,323
Covidien, Ltd.	14,227	630,114
Hospira, Inc. (a)	4,495	191,667
Medtronic, Inc.	32,455	1,631,513
Millipore Corp. (a)	1,551	113,502
PerkinElmer, Inc.	3,442	89,561
St. Jude Medical, Inc. (a)	9,755	396,443
Stryker Corp.	6,789	507,274
Thermo Fisher Scientific Inc. (a)	12,207	704,100
Varian Medical Systems, Inc. (a)	3,663	191,062
Waters Corp. (a)	2,900	229,303
Zimmer Holdings, Inc. (a)	6,758	447,042

		7,503,148
HEALTH CARE PROVIDERS & SERVICES – 2.4%

Aetna, Inc.	14,408	831,774
AmerisourceBergen Corp.	4,836	216,991
Cardinal Health, Inc.	10,431	602,390
CIGNA Corp.	8,094	434,891
Coventry Health Care, Inc. (a)	4,472	264,966
Express Scripts, Inc. (a)	7,257	529,761
Humana, Inc. (a)	4,823	363,220
IMS Health, Inc.	5,640	129,946
Laboratory Corp. of America Holdings (a)	3,317	250,533
McKesson Corp.	8,332	545,829
Medco Health Solutions, Inc. (a)	7,748	785,647
Patterson Cos., Inc. (a)	3,998	135,732
Quest Diagnostics, Inc.	4,541	240,219
Tenet Healthcare Corp. (a)	13,595	69,063
UnitedHealth Group, Inc.	37,205	2,165,331
WellPoint, Inc. (a)	16,450	1,443,158

		9,009,451
HOME BUILDERS – 0.0%

D.R. Horton, Inc.	7,854	103,437
HOTELS, RESTAURANTS & LEISURE – 1.4%

Carnival Corp.	12,487	555,547
Darden Restaurants, Inc.	4,173	115,634
Harrah’s Entertainment, Inc.	5,358	475,522
International Game Technology	9,081	398,928
Marriott International, Inc., Class A	9,144	312,542
McDonald’s Corp.	34,105	2,009,126
Starbucks Corp. (a)	21,030	430,484
Starwood Hotels & Resorts Worldwide, Inc.	5,699	250,927

	SHARES	VALUE (Note 2)

HOTELS, RESTAURANTS & LEISURE (continued)

Wendy’s International, Inc.	2,572	$66,460
Wyndham Worldwide Corp.	5,110	120,392
Yum! Brands, Inc.	14,644	560,426

		5,295,988
HOUSEHOLD DURABLES – 0.4%

Black & Decker Corp. (The)	1,800	125,370
Centex Corp.	3,533	89,244
Fortune Brands, Inc.	4,383	317,154
Harman International Industries, Inc.	1,732	127,666
KB Home	2,124	45,878
Leggett & Platt, Inc.	5,091	88,787
Lennar Corp., Class A	4,001	71,578
Newell Rubbermaid	8,016	207,454
Pulte Homes, Inc.	6,256	65,938
Snap-On, Inc.	1,706	82,297
Stanley Works (The)	2,396	116,158
Whirlpool Corp.	2,268	185,137

		1,522,661
HOUSEHOLD PRODUCTS – 2.3%

Clorox Co. (The)	3,959	258,008
Colgate-Palmolive Co.	14,677	1,144,219
Kimberly-Clark Corp.	12,179	844,492
Procter & Gamble Co. (The)	89,421	6,565,290

		8,812,009
INDUSTRIAL CONGLOMERATES – 3.6%

3M Co.	20,484	1,727,211
General Electric Co.	290,992	10,787,073
Textron, Inc.	7,146	509,510
Tyco International, Ltd.	14,226	564,061

		13,587,855
INSURANCE – 4.1%

ACE, Ltd.	9,415	581,659
AFLAC, Inc.	13,979	875,505
Allstate Corp. (The)	16,432	858,243
Ambac Financial Group, Inc.	2,929	75,480
American International Group, Inc.	73,026	4,257,416
Aon Corp.	8,378	399,547
Assurant, Inc.	2,800	187,320
Chubb Corp. (The)	11,050	603,109
Cincinnati Financial Corp.	4,779	188,962
Genworth Financial, Inc., Class A	12,668	322,401
Hartford Financial Services Group, Inc. (The)	9,091	792,644
Lincoln National Corp.	7,746	450,972
Loews Corp.	12,722	640,425
Marsh & McLennan Cos., Inc.	14,976	396,415
MBIA, Inc.	3,756	69,974
Metlife, Inc.	21,259	1,309,979
Progressive Corp. (The)	20,100	385,116
Prudential Financial, Inc.	13,072	1,216,219
SAFECO Corp.	2,784	155,013
Torchmark Corp.	2,654	160,647
Travelers Cos., Inc. (The)	18,570	999,066
UnumProvident Corp.	10,325	245,632
XL Capital, Ltd., Class A	5,201	261,662

		15,433,406
INTERNET & CATALOG RETAIL – 0.6%

Amazon.com, Inc. (a)	8,846	819,494
eBay, Inc. (a)	32,649	1,083,620
Expedia, Inc. (a)	6,000	189,720
IAC/ InterActiveCorp. (a)	5,308	142,891

		2,235,725

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 21

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

INTERNET SOFTWARE & SERVICES – 1.6%

Akamai Technologies, Inc. (a)	4,739	$163,969
Google, Inc., Class A (a)	6,665	4,608,714
VeriSign, Inc. (a)	6,323	237,808
Yahoo!, Inc. (a)	38,552	896,720

		5,907,211
IT SERVICES – 0.6%

Affiliated Computer Services, Inc., Class A (a)	2,850	128,535
Automatic Data Processing, Inc.	15,197	676,722
Computer Sciences Corp. (a)	4,979	246,311
Convergys Corp. (a)	3,934	64,754
Electronic Data Systems Corp.	14,564	301,912
Fidelity National Information Services, Inc.	4,861	202,169
Fiserv, Inc. (a)	4,740	263,023
Paychex, Inc.	9,602	347,784
Total System Services, Inc.	5,697	159,516
Unisys Corp. (a)	9,994	47,272

		2,437,998
LEISURE EQUIPMENT & PRODUCTS – 0.1%

Brunswick Corp.	2,597	44,279
Eastman Kodak Co.	8,213	179,618
Hasbro, Inc.	4,331	110,787
Mattel, Inc.	10,498	199,882

		534,566
MACHINERY – 1.9%

Caterpillar, Inc.	18,291	1,327,195
Cummins, Inc.	2,977	379,180
Danaher Corp.	7,289	639,537
Deere & Co.	12,777	1,189,794
Dover Corp.	5,721	263,681
Eaton Corp.	4,169	404,185
Illinois Tool Works, Inc.	11,903	637,287
Ingersoll-Rand Co., Ltd., Class A	7,844	364,511
ITT Industries, Inc.	5,182	342,219
Manitowoc Co., Inc. (The)	3,694	180,378
PACCAR, Inc.	10,671	581,356
Pall Corp.	3,611	145,595
Parker-Hannifin Corp.	4,843	364,726
Terex Corp. (a)	2,963	194,284

		7,013,928
MEDIA – 2.8%

CBS Corp., Class B	19,600	534,100
Clear Channel Communications, Inc.	14,249	491,876
Comcast Corp., Class A (a)	88,445	1,615,006
DIRECTV Group Inc., (The) (a)	20,544	474,977
E.W. Scripps Co., Class A	2,643	118,961
Gannett Co., Inc.	6,664	259,896
Interpublic Group Cos., Inc. (The) (a)	13,887	112,624
McGraw-Hill Cos., Inc. (The)	9,473	415,012
Meredith Corp.	1,119	61,523
New York Times Co. (The), Class A	4,012	70,330
News Corp., Inc., Class A	66,606	1,364,757
Omnicon Group Inc.	9,395	446,544
Time Warner, Inc.	104,076	1,718,295
Viacom, Inc., Class B (a)	18,895	829,868
Walt Disney Co. (The)	54,807	1,769,170
Washington Post Co. (The), Class B	166	131,377

		10,414,316
METAL FABRICATE / HARDWARE – 0.1%

Precision Castparts Corp.	3,945	547,171

	SHARES	VALUE (Note 2)

METALS & MINING – 1.0%

Alcoa, Inc.	24,421	$892,588
Allegheny Technologies Inc.	2,925	252,720
Freeport-McMoRan Copper & Gold, Inc., Class B	10,996	1,126,430
Newmont Mining Corp.	12,921	630,932
Nucor Corp.	8,238	487,854
Titanium Metals Corp.	2,600	68,770
United States Steel Corp.	3,383	409,039

		3,868,333
MULTI-LINE RETAIL – 0.7%

Big Lots, Inc. (a)	2,603	41,622
Dillard’s Inc., Class A	1,750	32,865
Family Dollar Stores, Inc.	4,044	77,766
J. C. Penney Co., Inc. (Holding Co.)	6,342	278,985
Kohl’s Corp. (a)	9,094	416,505
Macy’s, Inc.	12,406	320,943
Nordstrom, Inc.	5,412	198,783
Sears Holding Corp. (a)	2,100	214,305
Target Corp.	23,922	1,196,100

		2,777,874
MULTI-UTILITIES & UNREGULATED POWER – 1.0%

AES Corp. (The) (a)	19,134	409,276
CMS Energy Corp.	6,452	112,136
Constellation Energy Group, Inc.	5,165	529,568
Dominion Resources, Inc.	16,839	799,011
Duke Energy Corp.	36,064	727,411
Integrys Energy Group, Inc.	2,238	115,682
Public Service Enterprise Group, Inc.	7,276	714,794
Sempra Energy	7,555	467,503

		3,875,381
OFFICE ELECTRONICS – 0.1%

Xerox Corp.	26,781	433,584
OIL & GAS – 10.5%

Anadarko Petroleum Corp.	13,428	882,085
Apache Corp.	9,501	1,021,738
Ashland, Inc.	1,646	78,070
Chesapeake Energy Corp.	13,078	512,658
ChevronTexaco Corp.	60,795	5,673,997
ConocoPhillips	46,056	4,066,745
Consol Energy, Inc.	5,217	373,120
Devon Energy Corp.	12,763	1,134,758
El Paso Corp.	20,048	345,628
EOG Resources, Inc.	7,082	632,069
Exxon Mobil Corp.	157,316	14,738,936
Hess Corp.	8,002	807,082
Marathon Oil Corp.	20,473	1,245,987
Murphy Oil Corp.	5,394	457,627
Noble Energy, Inc.	4,896	389,330
Occidental Petroleum Corp.	23,858	1,836,827
Peabody Energy Corp.	7,598	468,341
Questar Corp.	4,940	267,254
Range Resources Corp.	4,273	219,461
Smith International	5,738	423,751
Spectra Energy Corp.	18,089	467,058
Sunoco, Inc.	3,385	245,209
Tesoro Corp.	4,000	190,800
Valero Energy Corp.	15,849	1,109,905
Weatherford International, Ltd. (a)	9,643	661,510
Williams Cos., Inc. (The)	17,177	614,593
XTO Energy, Inc.	13,923	715,098

		39,579,637
PAPER & FOREST PRODUCTS - 0.3%

International Paper Co.	12,295	398,112

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 22

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

PAPER & FOREST PRODUCTS (continued)

MeadWestvaco Corp.	5,301	$165,921
Weyerhauser Co.	6,033	444,874

		1,008,907
PERSONAL PRODUCTS – 0.2%

Avon Products, Inc.	12,381	489,421
Estee Lauder Cos., Inc. (The), Class A	3,390	147,838

		637,259
PHARMACEUTICALS – 6.2%

Abbott Laboratories	44,493	2,498,282
Allergan, Inc.	8,800	565,312
Barr Pharmaceuticals, Inc. (a)	3,154	167,477
Bristol-Myers Squibb Co.	56,968	1,510,791
Eli Lilly & Co.	28,414	1,517,023
Forest Laboratories, Inc. (a)	9,047	329,763
Johnson & Johnson	82,399	5,496,013
King Pharmaceuticals, Inc. (a)	7,003	71,711
Merck & Co., Inc.	62,670	3,641,754
Mylan Laboratories, Inc.	8,903	125,176
Pfizer, Inc.	196,653	4,469,923
Schering-Plough Corp.	46,637	1,242,410
Watson Pharmaceuticals, Inc. (a)	3,019	81,936
Wyeth	38,480	1,700,431

		23,418,002
REAL ESTATE – 1.0%

Apartment Investment & Management Co., Class A	2,849	98,946
AvalonBay Communities, Inc.	2,281	214,733
Boston Properties, Inc.	3,406	312,705
CB Richard Ellis Group, Inc. (a)	5,808	125,162
Developers Diversified Realty Corp.	3,591	137,499
Equity Residential	7,930	289,207
General Growth Properties, Inc., REIT	7,027	289,372
Host Hotels & Resorts, Inc.	14,945	254,663
Kimco Realty Corp.	7,218	262,735
Plum Creek Timber Co., Inc.	4,960	228,358
Prologis	7,353	466,033
Public Storage, Inc.	3,562	261,487
Simon Property Group, Inc.	6,393	555,296
Vornado Realty Trust	3,828	336,673

		3,832,869
ROAD & RAIL – 0.7%

Burlington Northern Santa Fe Corp.	8,596	715,445
CSX Corp.	12,105	532,378
Norfolk Southern Corp.	11,149	562,355
Union Pacific Corp.	7,561	949,813

		2,759,991
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%

Advanced Micro Devices, Inc. (a)	17,141	128,557
Altera Corp.	9,611	185,685
Analog Devices, Inc.	8,734	276,868
Applied Materials, Inc.	39,437	700,401
Broadcom Corp., Class A (a)	13,424	350,903
Intel Corp.	168,355	4,488,344
KLA-Tencor Corp.	5,212	251,010
Linear Technology Corp.	6,353	202,216
LSI Logic Corp. (a)	20,587	109,317
MEMC Electronic Materials, Inc. (a)	6,596	583,680
Microchip Technology, Inc.	6,300	197,946
Micron Technology, Inc. (a)	21,659	157,028
National Semiconductor Corp.	6,911	156,465
Novellus Systems, Inc. (a)	3,506	96,660
NVIDIA Corp. (a)	15,996	544,184

	SHARES	VALUE (Note 2)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)

Teradyne, Inc. (a)	4,973	$51,421
Texas Instruments, Inc.	40,259	1,344,651
Xilinx, Inc.	8,561	187,229

		10,012,565
SOFTWARE – 3.7%

Adobe Systems, Inc. (a)	16,521	705,942
Autodesk, Inc. (a)	6,582	327,520
BMC Software, Inc. (a)	5,638	200,938
CA, Inc.	11,122	277,494
Citrix Systems, Inc. (a)	5,428	206,318
Compuware Corp. (a)	8,429	74,850
Electronic Arts, Inc. (a)	9,069	529,720
Intuit, Inc. (a)	9,580	302,824
Microsoft Corp.	231,662	8,247,167
Novell, Inc. (a)	10,305	70,796
Oracle Corp. (a)	113,544	2,563,824
Symantec Corp. (a)	24,971	403,032

		13,910,425
SPECIALTY RETAIL – 1.5%

Abercrombie & Fitch Co., Class A	2,500	199,925
AutoNation, Inc. (a)	4,062	63,611
AutoZone, Inc. (a)	1,309	156,962
Bed Bath & Beyond, Inc. (a)	7,625	224,099
Best Buy Co., Inc.	10,042	528,711
Circuit City Stores, Inc.	4,964	20,849
GameStop Corp., Class A (a)	4,556	282,973
Gap, Inc. (The)	13,410	285,365
Home Depot, Inc. (The)	48,592	1,309,068
Limited Brands, Inc.	8,948	169,386
Lowe’s Cos., Inc.	42,313	957,120
Office Depot, Inc. (a)	7,946	110,529
OfficeMax, Inc.	2,165	44,729
RadioShack Corp.	3,896	65,687
Sherwin-Williams Co. (The)	3,002	174,236
Staples, Inc.	20,430	471,320
Tiffany & Co.	3,912	180,069
TJX Cos., Inc. (The)	12,723	365,532

		5,610,171
TEXTILES, APPAREL & LUXURY GOODS – 0.4%

Coach, Inc. (a)	10,676	326,472
Jones Apparel Group, Inc.	2,511	40,151
Liz Claiborne, Inc.	3,004	61,132
NIKE, Inc., Class B	11,064	710,751
Polo Ralph Lauren Corp.	1,761	108,812
V.F. Corp.	2,543	174,602

		1,421,920
THRIFTS & MORTGAGE FINANCE – 0.7%

Countrywide Financial Corp.	16,484	147,367
Federal Home Loan Mortgage Corp.	19,048	648,965
Federal National Mortgage Corp.	28,164	1,125,997
Hudson City Bancorp, Inc.	15,219	228,589
MGIC Investment Corp.	2,387	53,541
Sovereign Bancorp, Inc.	10,378	118,309
Washington Mutual, Inc.	25,060	341,067

		2,663,835
TOBACCO – 1.4%

Altria Group, Inc.	60,648	4,583,776
Reynolds American, Inc.	4,896	322,940
UST, Inc.	4,510	247,148

		5,153,864

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 23

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

TRADING COMPANIES & DISTRIBUTORS – 0.0%

W.W. Grainger, Inc.	1,983	$173,552

TOTAL COMMON STOCKS
(Cost $307,524,535)		370,362,053

	SHARES/ PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS – 1.8%

BlackRock Liquidity Funds TempCash Portfolio	6,089,817	6,089,817
U.S. Treasury Bill4.78%(c), 01/31/2008(d)	$750,000	748,088

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,836,848)		6,837,905

TOTAL INVESTMENTS - 100.0%
(Cost $314,361,383)		377,199,958
LIABILITIES IN EXCESS OF CASH & OTHER
ASSETS – (0.0%)		(111,226)

TOTAL NET ASSETS - 100.0%		$377,088,732

(a)	Non-income producing.

(b)	Affiliated Issuers.

(c)	Yield to Maturity.

(d)	See Note 5 regarding Futures Contracts.

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

OIL & GAS	$39,579,637	10.5%
PHARMACEUTICALS	23,418,002	6.2%
COMPUTERS & PERIPHERALS	17,204,471	4.6%
COMMERCIAL BANKS	16,282,202	4.3%
INSURANCE	15,433,406	4.1%
SOFTWARE	13,910,425	3.7%
INDUSTRIAL CONGLOMERATES	13,587,855	3.6%
DIVERSIFIED TELECOMMUNICATIONS
SERVICES	13,437,165	3.6%
CAPITAL MARKETS	12,423,188	3.3%
DIVERSIFED FINANCIAL SERVICES	11,694,851	3.1%
MEDIA	10,414,316	2.8%
AEROSPACE & DEFENSE	10,028,203	2.7%
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT	10,012,565	2.6%
COMMUNICATIONS EQUIPMENT	9,476,636	2.5%
BEVERAGES	9,025,263	2.4%
ELECTRIC UTILITIES	9,010,907	2.4%
HEALTH CARE PROVIDERS & SERVICES	9,009,451	2.4%
HOUSEHOLD PRODUCTS	8,812,009	2.3%
FOOD & STAPLES RETAILING	8,776,764	2.3%
ENERGY EQUIPMENT & SERVICES	8,392,730	2.2%
HEALTH CARE EQUIPMENT & SUPPLIES	7,503,148	2.0%
MACHINERY	7,013,928	1.9%
CHEMICALS	6,694,423	1.8%
INTERNET SOFTWARE & SERVICES	5,907,211	1.6%
SPECIALTY RETAIL	5,610,171	1.5%
FOOD PRODUCTS	5,506,157	1.5%
HOTELS, RESTAURANTS & LEISURE	5,295,988	1.4%
TOBACCO	5,153,864	1.4%
BIOTECHNOLOGY	4,415,882	1.2%
MULTI-UTILITIES & UNREGULATED POWER	3,875,381	1.0%
METALS & MINING	3,868,333	1.0%
REAL ESTATE	3,832,869	1.0%
AIR FREIGHT & LOGISTICS	3,555,965	0.9%
CONSUMER FINANCE	2,788,256	0.7%
MULTI-LINE RETAIL	2,777,874	0.7%
ROAD & RAIL	2,759,991	0.7%
COMMERICIAL SERVICES & SUPPLIES	2,702,023	0.7%
THRIFTS & MORTGAGE FINANCE	2,663,835	0.7%
IT SERVICES	2,437,998	0.6%
INTERNET & CATALOG RETAIL	2,235,725	0.6%
ELECTRICAL EQUIPMENT	1,863,147	0.5%
HOUSEHOLD DURABLES	1,522,661	0.4%
TEXTILES, APPAREL & LUXURY GOODS	1,421,920	0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS	1,139,488	0.3%
AUTOMOBILES	1,132,144	0.3%
PAPER & FOREST PRODUCTS	1,008,907	0.3%
AUTO COMPONENTS	807,467	0.2%
CONSTRUCTION & ENGINEERING	696,272	0.2%
PERSONAL PRODUCTS	637,259	0.2%
METAL FABRICATE / HARDWARE	547,171	0.1%
LEISURE EQUIPMENT & PRODUCTS	534,566	0.1%
BUILDING PRODUCTS	457,548	0.1%
OFFICE ELECTRONICS	433,584	0.1%
CONTAINERS & PACKAGING	421,556	0.1%
AIRLINE	260,909	0.1%
CONSTRUCTION MATERIALS	244,467	0.1%
DISTRIBUTORS	225,111	0.1%
GAS UTILITIES	201,819	0.1%
TRADING COMPANIES & DISTRIBUTORS	173,552	0.0%
HOME BUILDERS	103,437	0.0%
SHORT-TERM INVESTMENTS AND
LIABILITIES IN EXCESS OF CASH &
OTHER ASSETS	6,726,679	1.8%

	$377,088,732	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 24

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
December 31, 2007

	SHARES	VALUE (Note 2)

COMMON STOCKS – 98.6%

ADVERTISING – 0.2%

Gaiam, Inc., Class A(a)	1,685	$50,011
Greenfield Online, Inc.(a)	2,001	29,234
inVentiv Health, Inc.(a)	2,894	89,598
Marchex, Inc., Class B	2,580	28,019
ValueVision Media, Inc., Class A(a)	2,827	17,782

		214,644
AEROSPACE/DEFENSE – 1.2%

AAR Corp.(a)	3,467	131,850
Aerovironment, Inc.(a)	671	16,238
ARGON ST, Inc.(a)	1,184	21,975
Curtiss-Wright Corp.	3,980	199,796
Esterline Technologies Corp.(a)	2,628	135,999
GenCorp., Inc.(a)	5,173	60,317
HEICO Corp.	2,376	129,445
Innovative Solutions & Support(a)	1,133	10,979
Kaman Corp.	2,187	80,503
Moog, Inc., Class A(a)	3,404	155,937
MTC Technologies, Inc.(a)	870	20,445
Orbital Sciences Corp.(a)	5,517	135,277
Teledyne Technologies, Inc.(a)	3,141	167,510
TransDigm Group, Inc.(a)	865	39,072
Triumph Group, Inc.	1,531	126,078

		1,431,421
AGRICULTURE – 0.2%

Alico, Inc.	359	13,104
Alliance One International, Inc.(a)	9,425	38,360
Andersons, Inc. (The)	1,515	67,872
Cadiz Inc.(a)	1,096	23,016
Maui Land & Pineapple Co., Inc.(a)	408	11,877
Tejon Ranch Co. (a)	1,030	42,075

		196,304
AIRLINE – 0.5%

Airtran Holdings, Inc.(a)	9,014	64,540
Alaska Air Group, Inc.(a)	3,637	90,961
Allegiant Travel Co.(a)	502	16,134
ExpressJet Holdings, Inc.(a)	4,999	12,398
JetBlue Airways Corp.(a)	16,602	97,952
Midwest Air Group, Inc.(a)	2,267	33,552
Pinnacle Airlines Corp.(a)	1,814	27,663
Republic Airways Holdings, Inc.(a)	3,030	59,358
SkyWest, Inc.	5,661	151,998

		554,556
APPAREL – 0.9%

Carter’s, Inc.(a)	5,432	105,109
Cherokee, Inc.	719	23,202
Columbia Sportswear Co.	1,362	60,051
Deckers Outdoor Corp.(a)	1,149	178,164
G-III Apparel Group, Ltd.(a)	1,199	17,709
Gymboree Corp.(a)	2,575	78,434
Heelys, Inc.(a)	644	4,482
Iconix Brand Group, Inc.(a)	4,714	92,677
K-Swiss, Inc., Class A	2,383	43,132
Maidenform Brands, Inc.(a)	2,119	28,670
Oxford Industries, Inc.	1,419	36,568
Perry Ellis International, Inc.(a)	1,010	15,534
Quiksilver, Inc.(a)	11,173	95,864
Skechers U.S.A., Inc., Class A(a)	1,880	36,679
Timberland Co., Class A(a)	4,243	76,713
True Religion Apparel, Inc.(a)	1,245	26,581
Volcom, Inc.(a)	1,350	29,741
Warnaco Group, Inc. (The)(a)	4,160	144,768

	SHARES	VALUE (Note 2)

APPAREL (continued)

Weyco Group, Inc.	611	$16,803

		1,110,881
AUTO MANUFACTURERS – 0.3%

A.S.V., Inc.(a)	1,938	26,841
CLARCOR, Inc.	4,608	174,966
Force Protection, Inc.(a)	6,328	29,615
Smith (A.O.) Corp.	1,848	64,773
Wabash National Corp.	2,815	21,647

		317,842
AUTO PARTS & EQUIPMENT – 0.9%

Accuride Corp.(a)	2,100	16,506
Aftermarket Technology Corp.(a)	2,127	57,982
American Axle & Manufacturing Holdings	4,160	77,459
Amerigon, Inc.(a)	1,993	42,132
ArvinMeritor, Inc.	6,416	75,260
Commercial Vehicle Group, Inc.(a)	2,059	29,856
Cooper Tire & Rubber Co.	5,735	95,086
Exide Technologies(a)	6,877	55,016
Hayes Lemmerz International, Inc.(a)	9,738	44,503
Lear Corp.(a)	6,891	190,605
Miller Industries, Inc. (TN)(a)	902	12,348
Modine Manufacturing Co.	3,157	52,122
Noble International, Ltd.	1,084	17,680
Spartan Motors, Inc.	2,968	22,676
Standard Motor Products, Inc.	1,451	11,840
Superior Industries International, Inc.	2,105	38,248
Tenneco, Inc.(a)	4,304	112,205
Titan International, Inc.	2,242	70,085
Visteon Corp. (a)	12,772	56,069

		1,077,678
BANKS – 7.0%

1st Source Corp.	1,343	23,247
Abington Bancorp, Inc.	987	9,278
Alabama National Bancorp	1,582	123,095
AMCORE Financial, Inc.	2,138	48,533
Americanwest Bancorp	1,666	29,372
Ameris Bancorp	1,203	20,271
Anchor BanCorp Wisconsin, Inc.	1,845	43,394
Apollo Investment Corp.	10,721	182,793
Ares Capital Corp.	6,461	94,524
BancFirst Corp.	735	31,495
Banco Latinoamericano de Exportaciones, SA, Class E	2,509	40,922
Bancorp, Inc.(a)	982	13,218
Bank Mutual Corp.	5,102	53,928
Bank of the Ozarks, Inc.	1,097	28,741
BankAtlantic Bancorp, Inc., Class A	4,130	16,933
BankFinancial Corp.	2,137	33,807
BankUnited Financial Corp., Class A	2,945	20,321
Banner Corp.	1,507	43,296
Beneficial Mutual Bancorp, Inc.(a)	3,549	34,496
Berkshire Hills Bancorp, Inc.	994	25,844
Boston Private Financial Holdings, Inc.	3,444	93,264
Brookline Bancorp, Inc.	6,141	62,393
Capital City Bank Group, Inc.	1,170	33,017
Capital Corp of The West	879	17,079
Capital Southwest Corp.	280	33,152
Capitol Bancorp, Ltd.	1,310	26,357
Cascade Bancorp	2,070	28,814
Cass Information Systems, Inc.	603	20,146
Cathay General Bancorp	4,599	121,828
Centennial Bank Holdings, Inc.(a)	5,090	29,420

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 25

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

BANKS (continued)

Center Financial Corp.	926	$11,408
Central Pacific Financial Corp.	3,028	55,897
Chemical Financial Corp.	2,288	54,432
Chittenden Corp.	4,287	152,703
Citizens Republic Bancorp, Inc.	7,039	102,136
City Bank	1,329	29,796
City Holding Co.	1,582	53,535
Clifton Savings Bancorp, Inc.	1,236	12,113
CoBiz Financial, Inc.	1,705	25,353
Columbia Banking System, Inc.	1,742	51,790
Community Bancorp (Nevada)(a)	960	16,675
Community Bank System, Inc. (California)	2,775	55,139
Community Trust Bancorp, Inc.	1,420	39,093
Corus Bankshares, Inc.	3,589	38,295
CVB Financial Corp.	6,459	66,786
Dime Community Bancshares	2,320	29,626
Downey Financial Corp.	2,080	64,709
Enterprise Financial Services Corp.	872	20,762
FBR Capital Markets Corp.(a)	3,025	28,980
First Bancorp North Carolina	1,099	20,760
First Bancorp Puerto Rico	8,848	64,502
First Busey Corp., Class A	2,527	50,186
First Charter Corp.	3,158	94,298
First Commonwealth Financial Corp.	7,207	76,755
First Community Bancorp	2,405	99,182
First Community Bancshares, Inc.	926	29,530
First Financial Bancorp	3,061	34,895
First Financial Bankshares, Inc.	2,021	76,091
First Financial Corp.	1,217	34,490
First Financial Holdings, Inc.	1,100	30,162
First Indiana Corp.	1,182	37,824
First Merchants Corp.	1,689	36,888
First Midwest Bancorp, Inc.	4,468	136,721
First Niagara Financial Group, Inc.	9,424	113,465
First Place Financial Corp.	1,617	22,622
First Regional Bancorp (California)(a)	756	14,281
First South Bancorp, Inc. (North Carolina)	769	17,064
First State Bancorp	1,885	26,202
FirstFed Financial Corp.(a)	1,268	45,420
FirstMerit Corp.	7,481	149,695
Flagstar Bancorp, Inc.	4,102	28,591
Flushing Financial Corp.	1,947	31,249
FNB Corp.	5,612	82,496
Franklin Bank Corp.(a)	2,287	9,857
Fremont General Corp.(a)	6,248	21,868
Frontier Financial Corp.	3,519	65,348
Glacier Bancorp, Inc.	4,899	91,807
Great Southern Bancorp, Inc.	972	21,345
Greene Bancshares, Inc.	1,112	21,350
Hancock Holding Co.	2,487	95,003
Hanmi Financial Corp.	3,746	32,291
Harleysville National Corp.	2,671	38,916
Heartland Financial USA, Inc.	1,171	21,745
Heritage Commerce Corp.	1,302	23,944
Home Bancshares, Inc., Cornway, AR	1,057	22,165
Horizon Financial Corp.	1,147	20,004
IBERIABANK Corp.	1,070	50,023
Imperial Capital Bancorp, Inc.	514	9,406
Independent Bank Corp. (Massachusetts)	1,309	35,631
Independent Bank Corp. (Michigan)	2,082	19,779
Integra Bank Corp.	1,915	27,021

	SHARES	VALUE (Note 2)

BANKS (continued)

International Bancshares Corp.	4,763	$99,737
Investors Bancorp, Inc.(a)	4,972	70,304
Irwin Financial Corp.	1,735	12,752
K-Fed Bancorp	452	4,561
Kearny Financial Corp.	2,024	24,106
KNBT Bancorp, Inc.	2,543	39,213
Lakeland Bancorp, Inc.	1,853	21,476
Lakeland Financial Corp.	1,119	23,387
Macatawa Bank Corp.	1,411	12,120
MainSource Financial Group, Inc.	1,749	27,214
MB Financial, Inc.	3,392	104,575
Midwest Banc Holdings, Inc.	1,758	21,834
Nara Bancorp, Inc.	1,968	22,967
NASB Financial, Inc.	367	9,681
National Penn Bancshares, Inc.	4,408	66,737
NBT Bancorp, Inc.	2,997	68,392
NewAlliance Bancshares, Inc.	10,195	117,446
Northfield Bancorp, Inc. (New Jersey)(a)	1,811	19,595
Northwest Bancorp, Inc.	1,690	44,903
Old National Bancorp (Indiana)	6,176	92,393
Old Second Bancorp, Inc.	1,258	33,702
Omega Financial Corp.	1,168	34,176
Oriental Financial Group, Inc.	1,947	26,109
Oritani Financial Corp.(a)	1,219	14,994
Pacific Capital Bancorp	4,372	88,008
Park National Corp.	1,125	72,563
Peoples Bancorp, Inc.	983	24,467
PFF Bancorp, Inc.	2,214	26,657
Pinnacle Financial Partners, Inc.(a)	1,498	38,079
Preferred Bank (California)	850	22,117
PrivateBancorp, Inc.	1,737	56,713
Prosperity Bancshares, Inc.	3,303	97,075
Provident Bankshares Corp.	3,176	67,935
Provident Financial Services, Inc.	5,912	85,251
Provident New York Bancorp	4,010	51,809
Renasant Corp.	2,062	44,477
Republic Bancorp, Inc., Class A	874	14,447
Rockville Financial, Inc.	811	9,894
Roma Financial Corp.	941	14,764
Royal Bancshares of Pennsylvania, Class A	446	4,906
S&T Bancorp, Inc.	2,443	67,525
Sanders Morris Harris Group, Inc.	1,569	16,082
Sandy Spring Bancorp, Inc.	1,446	40,228
Santander BanCorp	406	3,516
SCBT Financial Corp.	845	26,761
Seacoast Banking Corp. of Florida	1,342	13,796
Security Bank Corp.	1,483	13,555
Sierra Bancorp	699	17,398
Signature Bank(a)	2,759	93,116
Simmons First National Corp., Class A	1,323	35,060
South Financial Group, Inc. (The)	6,663	104,143
Southside Bancshares, Inc.	1,024	20,946
Southwest Bancorp, Inc.	1,312	24,049
Sterling Bancorp (New York)	1,742	23,761
Sterling Bancshares, Inc.	6,919	77,216
Sterling Financial Corp. (Pennsylvania)	2,486	40,820
Sterling Financial Corp. (Washington)	4,766	80,021
Suffolk Bancorp	955	29,328
Sun Bancorp, Inc. (New Jersey)(a)	1,346	21,240
Superior Bancorp(a)	3,205	17,211
Susquehanna Bancshares, Inc.	7,648	141,029
SVB Financial Group(a)	3,080	155,232
SY Bancorp, Inc.	1,140	27,292

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 26

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

BANKS (continued)

Taylor Capital Group, Inc.	563	$11,485
Texas Capital Bancshares, Inc. (a)	2,160	39,420
TierOne Corp.	1,665	36,880
Tompkins Financial Corp.	615	23,862
TriCo Bancshares	1,279	24,685
TrustCo Bank Corp. (New York)	7,315	72,565
Trustmark Corp.	4,550	115,388
UCBH Holdings, Inc.	8,978	127,128
UMB Financial Corp.	2,879	110,438
Umpqua Holdings Corp.	5,695	87,361
Union Bankshares Corp.	1,227	25,939
United Bankshares, Inc.	3,563	99,835
United Community Banks, Inc.	4,047	63,943
United Community Financial Corp.	2,516	13,888
United Security Bancshares (California)	754	11,521
Univest Corp. of Pennsylvania	1,196	25,248
USB Holding Co., Inc.	1,093	21,641
ViewPoint Financial Group	1,096	18,117
Virginia Commerce Bancorp (a)	1,590	18,651
W Holding Co., Inc.	10,292	12,453
Washington Trust Bancorp, Inc.	1,067	26,920
Wauwatosa Holdings, Inc. (a)	969	12,423
WesBanco, Inc.	2,380	49,028
West Coast Bancorp	1,511	27,954
Westamerica Bancorp	2,794	124,473
Western Alliance Bancorp (a)	1,528	28,681
Westfield Financial, Inc.	953	9,244
Wilshire Bancorp, Inc.	1,625	12,756
Wintrust Financial Corp.	2,169	71,859
WSFS Financial Corp.	612	30,722

		8,448,447
BEVERAGES – 0.2%

Boston Beer Co., Inc., Class A (a)	871	32,793
Coca-Cola Bottling Co. Consolidated	548	32,266
Farmer Brothers Co.	620	14,254
Green Mountain Coffee Roasters, Inc. (a)	1,587	64,591
Jones Soda Co. (a)	2,347	17,462
National Beverage Corp.	928	7,461
Peet’s Coffee & Tea, Inc. (a)	1,282	37,268

		206,095
BIOTECHNOLOGY – 2.5%

Acorda Therapeutics, Inc. (a)	2,426	53,275
Affymax, Inc. (a)	426	9,525
Affymetrix, Inc. (a)	6,165	142,658
Alexion Pharmaceuticals, Inc. (a)	3,272	245,498
AMAG Pharmaceuticals, Inc. (a)	1,504	90,436
American Oriental Bioengineering, Inc. (a)	5,206	57,682
Applera Corp. - Celera Genomics Group (a)	7,331	116,343
Arena Pharmaceuticals, Inc. (a)	6,710	52,539
Ariad Pharmaceuticals, Inc. (a)	6,050	25,712
ArQule, Inc. (a)	3,791	21,988
Bio-Rad Laboratories, Inc., Class A (a)	1,678	173,874
BioMimetic Therapeutics, Inc. (a)	988	17,162
Cambrex Corp.	2,643	22,148
CryoLife, Inc. (a)	2,074	16,488
Cytokinetics, Inc. (a)	3,111	14,715
Encysive Pharmaceuticals, Inc. (a)	5,794	4,925
Enzo Biochem, Inc. (a)	2,862	36,462
Enzon Pharmaceuticals, Inc. (a)	4,060	38,692
Exelixis, Inc. (a)	9,536	82,296

	SHARES	VALUE (Note 2)

BIOTECHNOLOGY (continued)

Genomic Health, Inc. (a)	1,259	$28,504
GenVec, Inc. (a)	6,109	8,980
GTx, Inc. (a)	1,553	22,286
Halozyme Therapeutics, Inc. (a)	5,938	42,219
Human Genome Sciences, Inc. (a)	12,484	130,333
Illumina, Inc. (a)	4,817	285,455
Immunomedics, Inc. (a)	5,354	12,421
Incyte Corp. (a)	7,906	79,455
Integra LifeSciences Holdings Corp. (a)	1,617	67,801
InterMune, Inc. (a)	2,913	38,830
Keryx Biopharmaceuticals, Inc. (a)	4,213	35,389
Kosan Biosciences, Inc. (a)	3,921	14,116
Lifecell Corp. (a)	3,151	135,840
Martek Biosciences Corp. (a)	2,898	85,723
Maxygen, Inc. (a)	2,249	18,059
Medivation, Inc. (a)	1,967	28,325
Molecular Insight Pharmaceuticals, Inc. (a)	501	4,539
Momenta Pharmaceuticals, Inc. (a)	2,320	16,565
Myriad Genetics, Inc. (a)	3,868	179,553
Nanosphere, Inc. (a)	655	9,163
Nektar Therapeutics (a)	9,032	60,605
Northstar Neuroscience, Inc. (a)	1,801	16,749
Novacea, Inc. (a)	643	1,916
Omrix Biopharmaceuticals, Inc. (a)	1,263	43,877
Orexigen Therapeutics, Inc. (a)	672	9,576
Protalix BioTherapeutics Inc. (a)	191	649
Regeneration Technologies, Inc. (a)	2,746	23,835
Regeneron Pharmaceuticals, Inc. (a)	5,918	142,920
Savient Pharmaceuticals, Inc. (a)	4,772	109,613
Seattle Genetics, Inc. (WA) (a)	4,749	54,139
SuperGen, Inc. (a)	4,588	16,746
Telik, Inc. (a)	4,848	16,823
Tercica, Inc. (a)	3,039	20,604
XOMA, Ltd. (a)	12,145	41,172

		3,025,198
BUILDING MATERIALS – 0.9%

Aaon, Inc.	1,302	25,806
Apogee Enterprises, Inc.	2,804	47,976
Builders FirstSource, Inc. (a)	1,423	10,274
Ceradyne, Inc. (a)	2,443	114,650
Drew Industries, Inc. (a)	1,767	48,416
Genlyte Group, Inc. (The) (a)	2,556	243,331
Goodman Global, Inc. (a)	3,381	82,970
Interline Brands, Inc. (a)	2,563	56,155
LSI Industries, Inc.	1,692	30,794
NCI Building Systems, Inc. (a)	1,986	57,177
PGT, Inc. (a)	946	4,503
Simpson Manufacturing Co., Inc.	3,429	91,177
Texas Industries, Inc.	2,454	172,025
Trex Co., Inc. (a)	1,101	9,337
Universal Forest Products, Inc.	1,539	45,339
US Concrete, Inc. (a)	3,099	10,320

		1,050,250
CHEMICALS – 2.7%

American Vanguard Corp.	1,642	28,489
Arch Chemicals, Inc.	2,260	83,055
Balchem Corp.	1,615	36,144
CF Industries Holdings, Inc.	4,976	547,659
Ferro Corp.	4,034	83,625
Georgia Gulf Corp.	3,172	20,999
H.B. Fuller Co.	5,451	122,375
Hercules, Inc.	10,477	202,730

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 27

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

CHEMICALS (continued)

Innophos Holdings, Inc.	1,916	$28,510
Innospec, Inc.	2,214	37,992
Kronos Worldwide, Inc.	221	3,856
Landec Corp. (a)	2,003	26,840
Metabolix, Inc. (a)	1,331	31,678
Minerals Technologies, Inc.	1,774	118,769
Myers Industries, Inc.	2,605	37,694
Newmarket Corp.	1,330	74,068
NL Industries, Inc.	632	7,224
Olin Corp.	6,856	132,526
OM Group, Inc. (a)	2,771	159,443
PolyOne Corp. (a)	9,056	59,588
Raven Industries, Inc.	1,475	56,625
Rockwood Holdings, Inc. (a)	3,259	108,264
Schulman (A.), Inc.	2,486	53,573
Sensient Technologies Corp.	4,370	123,584
ShengdaTech, Inc. (a)	2,787	40,272
Spartech Corp.	2,702	38,098
Stepan Co.	582	18,932
Symyx Technologies, Inc. (a)	3,188	24,484
Terra Industries, Inc. (a)	8,343	398,462
Tronox, Inc., Class B	3,905	33,778
UAP Holding Corp.	4,625	178,525
Valhi, Inc.	621	9,899
W.R. Grace & Co. (a)	6,298	164,882
Zep, Inc. (a)	2,049	28,420
Zoltek Cos., Inc. (a)	2,242	96,115

		3,217,177
COAL – 0.2%

Alpha Natural Resources, Inc. (a)	5,889	191,275
International Coal Group, Inc. (a)	11,717	62,803

		254,078
COMMERCIAL SERVICES – 6.8%

Aaron Rents, Inc.	4,297	82,674
ABM Industries, Inc.	3,893	79,378
ACCO Brands Corp. (a)	5,017	80,473
Actuant Corp., Class A	4,926	167,533
Administaff, Inc.	2,277	64,394
Advance America Cash Advance Centers, Inc.	6,575	66,802
Advisory Board (The) Co. (a)	1,679	107,775
Albany Molecular Research, Inc. (a)	2,359	33,922
American Public Education, Inc. (a)	478	19,971
Arbitron, Inc.	2,625	109,121
Arrowhead Research Corp. (a)	3,122	11,801
Bankrate, Inc. (a)	1,108	53,284
Barrett Business Services	617	11,112
BearingPoint, Inc. (a)	19,861	56,207
Bowne & Co., Inc.	2,544	44,774
Bright Horizons Family Solutions, Inc. (a)	2,432	84,001
Capella Education Co. (a)	990	64,805
CBIZ, Inc. (a)	4,376	42,929
CDI Corp.	1,187	28,797
Cenveo, Inc. (a)	4,991	87,193
Chemed Corp.	2,223	124,221
Coinstar, Inc. (a)	2,499	70,347
Consolidated Graphics, Inc. (a)	864	41,316
Corinthian Colleges, Inc. (a)	8,056	124,062
Cornell Cos., Inc. (a)	980	22,854
CorVel Corp. (a)	730	16,805
CoStar Group, Inc. (a)	1,784	84,294
CPI Corp.	480	11,304
CRA International, Inc. (a)	1,069	50,895

	SHARES	VALUE (Note 2)

COMMERCIAL SERVICES (continued)

Cross Country Healthcare, Inc. (a)	3,034	$43,204
Deluxe Corp.	4,664	153,399
DeVry, Inc.	5,387	279,909
Diamond Management & Technology Consultants, Inc.	2,604	18,931
Dice Holdings Inc. (a)	1,655	13,223
Dollar Financial Corp. (a)	1,480	45,421
Dollar Thrifty Automotive Group (a)	1,996	47,265
DynCorp International, Inc., Class A (a)	2,302	61,878
Electro Rent Corp.	1,597	23,715
Emergency Medical Services Corp., Class A (a)	856	25,064
Euronet Worldwide, Inc. (a)	4,262	127,860
Exlservice Holdings, Inc. (a)	2,084	48,099
Exponent, Inc. (a)	1,376	37,207
First Advantage Corp., Class A (a)	610	10,047
Forrester Research, Inc. (a)	1,357	38,023
FTI Consulting, Inc. (a)	4,259	262,525
Gartner, Inc., Class A (a)	6,199	108,854
Geo Group, Inc. (The) (a)	4,688	131,264
Gevity HR, Inc.	2,254	17,333
Global Cash Access Holdings, Inc. (a)	4,073	24,682
Great Lakes Dredge & Dock Co.	1,144	9,976
GSI Commerce, Inc. (a)	1,842	35,919
H&E Equipment Services, Inc. (a)	1,640	30,963
Harris Interactive, Inc. (a)	5,024	21,402
Healthcare Services Group, Inc.	3,866	81,871
Healthspring, Inc. (a)	4,297	81,858
Heartland Payment Systems, Inc.	1,505	40,334
Heidrick & Struggles International, Inc.	1,772	65,759
HMS Holdings Corp. (a)	1,936	64,295
Home Solutions of America, Inc. (a)	3,635	3,635
Hudson Highland Group, Inc. (a)	2,399	20,176
Huron Consulting Group, Inc. (a)	1,733	139,732
ICT Group, Inc. (a)	747	8,927
Interactive Data Corp.	3,355	110,749
j2 Global Communications, Inc. (a)	4,436	93,910
Jackson Hewitt Tax Service, Inc.	2,701	85,757
Kelly Services, Inc., Class A	2,148	40,082
Kendle International, Inc. (a)	1,199	58,655
Kenexa Corp. (a)	2,489	48,336
Kforce, Inc. (a)	2,987	29,123
Korn/Ferry International (a)	4,281	80,568
Landauer, Inc.	887	45,991
LECG Corp. (a)	2,261	34,051
Lincoln Educational Services Corp. (a)	379	5,579
Live Nation, Inc. (a)	6,922	100,507
MAXIMUS, Inc.	1,660	64,093
Mcgrath Rentcorp	2,481	63,886
Midas, Inc. (a)	1,440	21,110
Mobile Mini, Inc. (a)	3,537	65,576
Monro Muffler, Inc.	1,734	33,796
Morningstar, Inc. (a)	1,105	85,914
MPS Group, Inc. (a)	9,533	104,291
Multi-Color Corp.	750	20,603
Navigant Consulting, Co. (a)	4,623	63,196
Net 1 UEPS Technologies, Inc. (a)	3,888	114,152
Odyssey Marine Exploration, Inc. (a)	3,790	23,460
On Assignment, Inc. (a)	3,319	23,266
Parexel International Corp. (a)	2,587	124,952
PeopleSupport, Inc. (a)	2,289	31,314
Perficient, Inc. (a)	2,701	42,514
PharmaNet Development Group, Inc. (a)	1,817	71,245
PHH Corp. (a)	4,975	87,759

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 28

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

COMMERCIAL SERVICES (continued)

Pre-Paid Legal Services, Inc. (a)	830	$45,940
Premier Exhibitions, Inc. (a)	2,696	29,494
Protection One, Inc. (a)	602	7,158
Providence Service Corp. (The) (a)	1,113	31,320
QC Holdings, Inc.	730	8,213
Rent-A-Center, Inc. (a)	6,542	94,990
Resources Connection, Inc.	4,558	82,773
Rollins, Inc.	3,817	73,286
RSC Holdings, Inc. (a)	1,921	24,109
SAIC, Inc. (a)	14,994	301,679
Senomyx, Inc. (a)	2,766	20,717
Sotheby’s	5,938	226,238
Source Interlink Cos., Inc. (a)	3,216	9,262
Spherion Corp. (a)	5,200	37,856
Stamps.com, Inc. (a)	1,731	21,084
Standard Parking Corp. (a)	482	23,372
Starent Networks Corp. (a)	1,188	21,681
Steiner Leisure, Ltd. (a)	1,497	66,108
Stewart Enterprises, Inc., Class A	8,536	75,970
Strayer Education, Inc.	1,305	222,607
SuccessFactors, Inc. (a)	970	11,465
Team, Inc. (a)	1,460	53,407
TeleTech Holdings, Inc. (a)	3,756	79,890
TNS, Inc.	2,354	41,783
TrueBlue, Inc. (a)	4,086	59,165
Universal Technical Institute, Inc. (a)	2,242	38,114
Valassis Communications, Inc. (a)	4,717	55,142
Viad Corp.	2,076	65,560
VistaPrint, Ltd. (a)	4,011	171,871
Volt Information Sciences, Inc. (a)	1,216	22,204
Watson Wyatt Worldwide Inc., Class A	3,843	178,354
World Fuel Services Corp.	2,564	74,433
Wright Express Corp. (a)	3,713	131,774

		8,147,248
COMPUTERS – 2.7%

3D Systems Corp. (a)	1,714	26,464
3PAR, Inc. (a)	674	8,695
Ansoft Corp. (a)	1,604	41,463
Black Box Corp.	1,690	61,127
CACI International, Inc., Class A (a)	2,873	128,624
CIBER, Inc. (a)	5,062	30,929
COMSYS IT Partners, Inc. (a)	1,616	25,501
Comtech Group, Inc. (a)	1,812	29,191
Cray, Inc. (a)	2,993	17,928
Echelon Corp. (a)	2,859	59,010
Electronics For Imaging, Inc. (a)	5,283	118,762
Extreme Networks, Inc. (a)	10,923	38,667
Hutchinson Technology, Inc. (a)	2,424	63,800
Hypercom Corp. (a)	4,977	24,786
iGATE Corp. (a)	2,043	17,304
IHS, Inc., Class A (a)	2,924	177,077
Imation Corp.	3,162	66,402
Immersion Corp. (a)	2,727	35,315
infoUSA, Inc.	3,116	27,826
Integral Systems, Inc.	1,020	23,725
InterVoice, Inc. (a)	3,572	28,540
Isilon Systems, Inc. (a)	836	4,247
Jack Henry & Associates, Inc.	7,074	172,181
Limelight Networks Inc. (a)	1,797	12,381
LivePerson, Inc. (a)	3,384	18,071
Magma Design Automation, Inc. (a)	3,958	48,327
Manhattan Associates, Inc. (a)	2,376	62,631
Mentor Graphics Corp. (a)	8,328	89,776
Mercury Computer Systems, Inc. (a)	2,172	34,991

	SHARES	VALUE (Note 2)

COMPUTERS (continued)

MICROS Systems, Inc. (a)	3,641	$255,453
MTS Systems Corp.	1,727	73,691
Palm, Inc.	10,191	64,611
Perot Systems Corp., Class A (a)	8,117	109,580
QAD, Inc.	1,415	13,216
Quantum Corp. (a)	19,089	51,349
Quest Software, Inc. (a)	6,344	116,983
Rackable Systems, Inc. (a)	2,705	27,050
Radiant Systems, Inc. (a)	2,422	41,731
RadiSys Corp. (a)	1,957	26,224
Rimage Corp. (a)	931	24,159
ScanSource, Inc. (a)	2,393	77,414
Secure Computing Corp. (a)	4,296	41,242
SI International, Inc. (a)	1,190	32,689
Sigma Designs, Inc. (a)	2,686	148,267
Silicon Graphics Inc. (a)	601	10,986
Silicon Storage Technology, Inc. (a)	8,841	26,435
Smart Modular Technologies WWH, Inc. (a)	4,623	47,062
Sonic Solutions, Inc. (a)	2,060	21,403
SonicWALL, Inc. (a)	5,967	63,966
SRA International, Inc., Class A (a)	3,840	113,088
STEC Inc. (a)	2,984	26,080
Stratasys, Inc. (a)	2,008	51,887
Super Micro Computer, Inc. (a)	851	6,527
SYKES Enterprises, Inc. (a)	3,033	54,594
Synaptics, Inc. (a)	2,385	98,167
Syntel, Inc.	1,161	44,722
Tyler Technologies, Inc. (a)	3,591	46,288
Virtusa Corp. (a)	429	7,435

		3,216,040
COMPUTERS, PERIPHERAL & SOFTWARE – 0.6%

Actuate Corp. (a)	5,584	43,388
Art Technology Group, Inc. (a)	12,433	53,711
Bottomline Technologies, Inc. (a)	1,903	26,642
Compellent Technologies, Inc. (a)	593	7,134
Data Domain, Inc. (a)	837	22,047
Digi International, Inc. (a)	2,304	32,694
DivX, Inc. (a)	2,141	29,974
ENGlobal Corp. (a)	1,494	16,972
i2 Technologies, Inc. (a)	1,427	17,980
Knot, Inc. (The) (a)	2,547	40,599
Monotype Imaging Holdings Inc. (a)	1,071	16,247
Move, Inc. (a)	9,471	23,204
Ness Technologies, Inc. (a)	3,015	27,828
Netezza Corp. (a)	986	13,607
Netgear, Inc. (a)	3,218	114,786
Phase Forward, Inc. (a)	3,695	80,366
Raser Technologies, Inc. (a)	2,866	42,560
Rightnow Technologies, Inc. (a)	1,665	26,390
Smith Micro Software, Inc. (a)	2,732	23,140
Ultimate Software Group, Inc. (a)	2,335	73,482
Vignette Corp. (a)	2,634	38,483

		771,234
COSMETICS / PERSONAL CARE – 0.2%

Chattem, Inc. (a)	1,577	119,127
Elizabeth Arden, Inc. (a)	2,248	45,747
Inter Parfums, Inc.	793	14,250
Revlon, Inc., Class A (a)	17,894	21,115

		200,239
DISTRIBUTION / WHOLESALE – 0.9%

Beacon Roofing Supply, Inc. (a)	4,082	34,371
Bluelinx Holdings, Inc.	1,110	4,362

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 29

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

DISTRIBUTION / WHOLESALE (continued)

Brightpoint, Inc. (a)	4,953	$76,078
Building Materials Holding Corp.	2,736	15,130
Central European Distribution Corp. (a)	3,176	184,462
Columbus McKinnon Corp. (NY) (a)	1,788	58,325
Comfort Systems USA, Inc.	3,776	48,257
Core-Mark Holding Co., Inc. (a)	845	24,269
Houston Wire & Cable Co.	1,551	21,931
LKQ Corp. (a)	10,113	212,575
MWI Veterinary Supply, Inc. (a)	785	31,400
Nuco2, Inc. (a)	1,439	35,831
Owens & Minor, Inc.	3,766	159,792
United Stationers, Inc. (a)	2,325	107,438
Watsco, Inc.	2,057	75,615

		1,089,836
DIVERSIFED FINANCIAL SERVICES – 2.1%

Advanta Corp., Class B	3,652	29,472
Asset Acceptance Capital Corp.	1,472	15,324
Asta Funding, Inc.	1,037	27,418
Calamos Asset Management, Inc., Class A	1,982	59,024
Centerline Holding Co.	5,017	38,230
Clayton Holdings, Inc. (a)	1,105	5,713
Cohen & Steers, Inc.	1,612	48,312
CompuCredit Corp. (a)	1,876	18,722
Cowen Group, Inc. (a)	1,457	13,856
Credit Acceptance Corp. (a)	472	9,756
Duff & Phelps Corp., Class A (a)	847	16,669
Encore Capital Group, Inc. (a)	1,482	14,346
Epoch Holding Corp.	801	12,015
eSpeed, Inc., Class A (a)	1,902	21,493
Evercore Partners, Inc., Class A	808	17,412
FCStone Group, Inc. (a)	811	37,330
Federal Agricultural Mortgage Corp., Class C	951	25,030
Financial Federal Corp.	2,650	59,068
Friedman Billings Ramsey Group, Inc., Class A	13,050	40,977
GAMCO Investors, Inc., Class A	533	36,910
GFI Group, Inc. (a)	1,490	142,623
Gladstone Capital Corp.	1,381	23,477
Greenhill & Co., Inc.	1,662	110,490
Interactive Brokers Group, Inc., Class A (a)	3,719	120,198
KBW Inc. (a)	2,630	67,302
Knight Capital Group, Inc., Class A (a)	9,028	130,003
LaBranche & Co, Inc. (a)	4,903	24,711
Ladenburg Thalmann Financial Services, Inc. (a)	9,032	19,148
MarketAxess Holdings, Inc. (a)	2,862	36,719
MCG Capital Corp.	5,615	65,078
MVC Capital, Inc.	2,363	38,139
National Financial Partners Corp.	3,384	154,344
Nelnet, Inc., Class A	1,614	20,514
NewStar Financial, Inc. (a)	1,385	11,468
NGP Capital Resources Co.	1,614	25,227
Ocwen Financial Corp. (a)	3,345	18,531
OptionsXpress Holdings, Inc.	4,061	137,343
Penson Worldwide, Inc. (a)	1,340	19,229
Phoenix Cos., Inc. (The)	10,609	125,929
Piper Jaffray Cos. (a)	1,626	75,316
Portfolio Recovery Associates, Inc.	1,404	55,697
Pzena Investment Management Inc., Class A	546	6,224
Resource America, Inc., Class A	1,217	17,853

	SHARES	VALUE (Note 2)

DIVERSIFED FINANCIAL SERVICES (continued)

S1 Corp. (a)	5,059	$36,931
Stifel Financial Corp. (a)	1,343	70,602
SWS Group, Inc.	2,058	26,075
Thomas Weisel Partners Group, Inc. (a)	1,988	27,295
TradeStation Group, Inc. (a)	2,672	37,969
US Global Investors, Inc., Class A	1,089	18,143
Waddell & Reed Financial, Inc., Class A	7,541	272,155
World Acceptance Corp. (a)	1,615	43,573
WP Stewart & Co., Ltd.	2,022	10,332

		2,535,715
ELECTRIC – 1.8%

Allete, Inc.	2,384	94,359
Avista Corp.	4,905	105,654
Black Hills Corp.	3,502	154,438
Central Vermont Public Service Corp.	939	28,959
CH Energy Group, Inc.	1,535	68,369
Cleco Corp.	5,549	154,262
El Paso Electric Co. (a)	4,257	108,851
Empire District Electric Co. (The)	2,957	67,360
EnerNOC, Inc. (a)	345	16,940
IDACORP, Inc.	4,089	144,015
Integrated Electrical Services, Inc. (a)	1,233	23,168
ITC Holdings Corp.	3,819	215,468
MGE Energy, Inc.	1,999	70,905
NorthWestern Corp.	3,338	98,471
Ormat Technologies, Inc.	1,265	69,588
Otter Tail Corp.	2,764	95,634
Pike Electric Corp. (a)	1,638	27,453
PNM Resources, Inc.	6,891	147,812
Portland General Electric Co.	2,741	76,145
UIL Holdings Corp.	2,339	86,426
UniSource Energy Corp.	3,279	103,452
Westar Energy, Inc.	8,982	232,993

		2,190,722
ELECTRICAL COMPONENTS & EQUIPMENT – 0.9%

Advanced Energy Industries, Inc. (a)	3,303	43,203
American Superconductor Corp. (a)	3,648	99,736
Belden, Inc.	4,048	180,136
Coleman Cable, Inc. (a)	774	7,314
Eagle Test Systems, Inc. (a)	1,130	14,442
Encore Wire Corp.	2,153	34,276
Energy Conversion Devices, Inc. (a)	3,682	123,899
EnerSys (a)	1,973	49,246
GrafTech International Ltd. (a)	9,695	172,086
Greatbatch, Inc. (a)	2,061	41,199
Insteel Industries, Inc.	1,685	19,765
Littelfuse, Inc. (a)	2,165	71,359
Medis Technologies Ltd. (a)	2,022	31,200
Microtune, Inc. (a)	4,908	32,049
Powell Industries, Inc. (a)	727	32,039
Power-One, Inc. (a)	6,838	27,284
Superior Essex, Inc. (a)	1,988	47,712
Universal Display Corp. (a)	2,631	54,383
Vicor Corp.	1,873	29,200

		1,110,528
ELECTRONICS – 3.3%

Actel Corp. (a)	2,526	34,505
Agilysys, Inc.	2,453	37,089
American Science & Engineering, Inc.	846	48,011
Analogig Corp.	1,266	85,734
ATMI, Inc. (a)	3,209	103,490
Badger Meter, Inc.	1,357	60,997

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 30

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

ELECTRONICS (continued)

Barnes Group, Inc.	4,284	$143,043
Bel Fuse, Inc., Class B	1,096	32,080
Benchmark Electronics, Inc. (a)	6,753	119,731
Brady Corp., Class A	4,686	164,432
Checkpoint Systems, Inc. (a)	3,666	95,243
Cogent, Inc. (a)	4,240	47,276
CTS Corp.	3,309	32,858
Cubic Corp.	1,442	56,526
Cymer, Inc. (a)	2,971	115,661
Daktronics, Inc.	3,095	69,854
Diodes, Inc. (a)	2,676	80,467
Dionex Corp. (a)	1,768	146,497
Electro Scientific Industries, Inc. (a)	2,845	56,473
Excel Technology, Inc. (a)	1,119	30,325
FARO Technologies, Inc. (a)	1,615	43,896
FEI Co. (a)	3,261	80,971
FLIR Systems, Inc. (a)	11,915	372,940
II-VI, Inc. (a)	2,307	70,479
Ionatron, Inc. (a)	3,022	8,643
Itron, Inc. (a)	2,697	258,831
KEMET Corp. (a)	7,743	51,336
L-1 Identity Solutions, Inc. (a)	5,506	98,833
LoJack Corp. (a)	1,745	29,333
Measurement Specialties, Inc. (a)	1,281	28,310
Methode Electronics, Inc., Class A	3,371	55,419
Multi-Fineline Electronix, Inc. (a)	772	13,386
Newport Corp. (a)	3,223	41,222
OSI Systems, Inc. (a)	1,368	36,211
OYO Geospace Corp. (a)	372	28,034
Park Electrochemical Corp.	1,967	55,548
Plexus Corp. (a)	4,308	113,128
Rofin-Sinar Technologies, Inc. (a)	2,890	139,038
Rogers Corp. (a)	1,588	68,872
Stoneridge, Inc. (a)	1,309	10,524
Taser International, Inc. (a)	5,578	80,267
Technitrol, Inc.	3,792	108,375
TTM Technologies, Inc. (a)	3,890	45,357
Varian, Inc. (a)	2,755	179,902
Watts Water Technologies, Inc., Class A	2,921	87,046
Woodward Governor Co.	2,693	182,989
X-Rite, Inc. (a)	2,651	30,805
Zygo Corp. (a)	1,507	18,777

		3,898,764
ENERGY - ALTERNATE SOURCES – 0.4%

Aventine Renewable Energy Holdings, Inc. (a)	2,775	35,409
Clean Energy Fuels Corp. (a)	921	13,944
Comverge Inc. (a)	504	15,871
Evergreen Energy, Inc. (a)	7,715	17,205
Evergreen Solar, Inc. (a)	7,684	132,703
FuelCell Energy, Inc. (a)	6,109	60,601
Headwaters, Inc. (a)	3,634	42,663
MGP Ingredients, Inc.	902	8,497
Nova Biosource Fuels, Inc. (a)	2,891	8,384
Pacific Ethanol, Inc. (a)	3,280	26,929
US BioEnergy Corp. (a)	1,154	13,513
VeraSun Energy Corp. (a)	3,705	56,612
Verenium Corp. (a)	3,962	19,770

		452,101
ENGINEERING & CONSTRUCTION – 0.6%

Aecom Technology Corp. (a)	3,986	113,880
Dycom Industries, Inc. (a)	3,796	101,163

	SHARES	VALUE (Note 2)

ENGINEERING & CONSTRUCTION (continued)

EMCOR Group, Inc. (a)	5,731	$135,424
Granite Construction, Inc.	3,237	117,115
Insituform Technologies, Inc., Class A (a)	2,515	37,222
Layne Christensen Co. (a)	1,599	78,687
Michael Baker Corp. (a)	665	27,331
Perini Corp. (a)	2,481	102,763
Stanley Inc. (a)	737	23,599
URS Corp. (a)	841	45,702

		782,886
ENTERTAINMENT – 1.2%

Bally Technologies, Inc. (a)	4,786	237,960
Bluegreen Corp. (a)	1,939	13,941
Carmike Cinemas, Inc.	1,142	8,291
Churchill Downs, Inc.	871	47,008
Cinemark Holdings, Inc.	2,582	43,894
Dover Downs Gaming & Entertainment, Inc.	1,349	15,176
Equinix, Inc. (a)	3,231	326,557
Great Wolf Resorts, Inc. (a)	2,829	27,752
Isle of Capri Casinos, Inc. (a)	1,530	21,068
Lakes Entertainment, Inc. (a)	1,642	11,379
Macrovision Corp. (a)	4,931	90,385
Magna Entertainment Corp., Class A (a)	3,708	3,597
National CineMedia, Inc.	3,905	98,445
Pinnacle Entertainment, Inc. (a)	5,363	126,352
RealNetworks, Inc. (a)	8,943	54,463
Shuffle Master, Inc. (a)	3,248	38,944
Six Flags, Inc. (a)	6,505	13,205
Speedway Motorsports, Inc.	1,284	39,907
Steinway Musical Instruments	740	20,402
Vail Resorts, Inc. (a)	2,823	151,906

		1,390,632
ENVIRONMENTAL CONTROL – 0.8%

American Ecology Corp.	1,445	33,929
Calgon Carbon Corp. (a)	3,684	58,539
Casella Waste Systems, Inc., Class A (a)	2,037	26,562
Clean Harbors, Inc. (a)	1,489	76,981
Darling International, Inc. (a)	7,267	84,007
EnergySolutions, Inc. (a)	2,697	72,792
Fuel Tech, Inc. (a)	1,596	36,149
Metal Management, Inc.	2,381	108,407
Mine Safety Appliances Co.	2,615	135,640
Rentech, Inc. (a)	15,778	28,558
Tetra Tech, Inc. (a)	5,401	116,121
Waste Connections, Inc. (a)	6,172	190,715
Waste Industries USA, Inc.	466	16,916
Waste Services, Inc. (a)	1,793	15,366

		1,000,682
FOOD – 1.5%

American Dairy, Inc. (a)	632	8,184
Arden Group, Inc., Class A	117	18,099
Cal-Maine Foods, Inc.	1,162	30,828
Chiquita Brands International, Inc. (a)	3,979	73,174
Flowers Foods, Inc.	7,136	167,054
Fresh Del Monte Produce, Inc. (a)	2,765	92,849
Great Atlantic & Pacific Tea Co. (a)	2,193	68,707
Hain Celestial Group, Inc. (a)	3,689	118,048
Imperial Sugar Co.	1,048	19,671
Ingles Markets, Inc., Class A	1,148	29,148
J&J Snack Foods Corp.	1,295	40,507
Lance, Inc.	3,018	61,627

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 31

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

FOOD (continued)

M&F Worldwide Corp. (a)	1,118	$60,204
Nash Finch Co.	1,237	43,641
Performance Food Group Co. (a)	3,285	88,268
Pilgrim’s Pride Corp.	3,756	108,736
Ralcorp Holdings, Inc. (a)	2,387	145,106
Ruddick Corp.	3,821	132,474
Sanderson Farms, Inc.	1,646	55,602
Seaboard Corp.	34	49,980
Spartan Stores, Inc.	2,054	46,934
Tootsie Roll Industries, Inc.	3,208	87,970
TreeHouse Foods, Inc. (a)	2,804	64,464
United Natural Foods, Inc. (a)	3,979	126,214
Village Super Market, Class A	290	14,758
Weis Markets, Inc.	1,144	45,691
Winn-Dixie Stores, Inc. (a)	3,372	56,886

		1,854,824
FOREST PRODUCTS & PAPER – 0.4%

AbitibiBowater, Inc.	5,094	104,987
Buckeye Technologies, Inc. (a)	3,504	43,800
Deltic Timber Corp.	995	51,233
Glatfelter	4,385	67,134
Mercer International, Inc. (a)	2,938	23,004
Neenah Paper Inc	1,366	39,819
Rock-Tenn Co., Class A	2,992	76,027
Schweitzer-Mauduit International, Inc.	1,432	37,103
Wausau Paper Corp.	4,099	36,850
Xerium Technologies, Inc.	1,829	9,511

		489,468
GAS – 0.2%

EnergySouth, Inc.	640	37,120
Laclede Group, Inc. (The)	2,103	72,007
Nicor, Inc.	4,046	171,348

		280,475
HAND / MACHINE TOOLS – 0.3%

Baldor Electric Co.	4,112	138,410
Franklin Electric Co., Inc.	1,734	66,360
Hardinge, Inc.	1,024	17,183
Regal-Beloit Corp.	2,971	133,546

		355,499
HEALTH CARE – 5.9%

Abiomed, Inc. (a)	2,665	41,414
Accuray, Inc. (a)	1,601	24,367
Air Methods Corp. (a)	962	47,783
Alliance Imaging, Inc. (a)	2,352	22,626
Amedisys, Inc. (a)	2,412	117,046
American Dental Partners, Inc. (a)	1,156	11,595
American Medical Systems Holdings, Inc. (a)	6,700	96,882
AMERIGROUP Corp. (a)	4,741	172,809
AMN Healthcare Services, Inc. (a)	3,199	54,927
AmSurg Corp. (a)	2,745	74,280
Angiodynamics, Inc. (a)	1,921	36,576
Apria Healthcare Group, Inc. (a)	4,058	87,531
ArthroCare Corp. (a)	2,557	122,864
Aspect Medical Systems, Inc. (a)	1,512	21,168
Assisted Living Concepts Inc., Class A (a)	5,551	41,633
athenahealth, Inc. (a)	622	22,392
Bio-Reference Labs, Inc. (a)	984	32,157
Bruker BioSciences Corp. (a)	5,992	79,694
Cantel Medical Corp. (a)	1,062	15,484
Capital Senior Living Corp. (a)	2,017	20,029
Centene Corp. (a)	4,055	111,269

	SHARES	VALUE (Note 2)

HEALTH CARE (continued)

Cepheid, Inc. (a)	5,122	$134,965
Conceptus, Inc. (a)	2,711	52,160
CONMED Corp. (a)	2,787	64,408
Cutera, Inc. (a)	1,249	19,609
Cyberonics, Inc. (a)	2,105	27,702
Cynosure, Inc., Class A (a)	700	18,522
Datascope Corp.	1,185	43,134
Emeritus Corp. (a)	1,189	29,903
ev3, Inc. (a)	4,174	53,052
Genoptix, Inc. (a)	514	15,780
Gentiva Health Services, Inc. (a)	2,629	50,056
Haemonetics Corp. (Mass) (a)	2,468	155,533
Hansen Medical, Inc. (a)	882	26,407
HEALTHSOUTH Corp. (a)	7,321	153,741
Healthways, Inc. (a)	3,150	184,086
Hologic, Inc. (a)	10,995	754,697
Hythiam, Inc. (a)	2,809	8,230
ICU Medical, Inc. (a)	1,191	42,888
Immucor, Inc. (a)	6,190	210,398
Insulet Corp. (a)	723	16,976
Invacare Corp.	2,654	66,881
Inverness Medical Innovations, Inc. (a)	6,051	339,945
Kensey Nash Corp. (a)	1,072	32,074
Kindred Healthcare, Inc. (a)	2,670	66,697
LCA-Vision, Inc.	1,977	39,481
LHC Group, Inc. (a)	1,337	33,398
Luminex Corp. (a)	3,304	53,657
Magellan Health Services, Inc. (a)	3,636	169,547
Masimo Corp. (a)	1,334	52,626
Matria Healthcare, Inc. (a)	1,982	47,112
Medcath Corp. (a)	929	22,816
Medical Action Industries, Inc. (a)	1,278	26,646
Mentor Corp.	3,143	122,891
Meridian Bioscience, Inc.	3,693	111,085
Merit Medical Systems, Inc. (a)	2,526	35,111
Micrus Endovascular Corp. (a)	1,383	27,217
Minrad International, Inc. (a)	4,343	14,115
Molina Healthcare, Inc. (a)	1,259	48,723
National Healthcare Corp.	643	33,243
Natus Medical, Inc. (a)	1,972	38,158
Nighthawk Radiology Holdings, Inc. (a)	1,943	40,900
NuVasive, Inc. (a)	3,209	126,820
NxStage Medical, Inc. (a)	1,862	28,247
Odyssey HealthCare, Inc. (a)	3,114	34,441
OraSure Technologies, Inc. (a)	4,258	37,854
Orthofix International NV (a)	1,486	86,143
Palomar Medical Technologies, Inc. (a)	1,701	26,059
PSS World Medical, Inc. (a)	6,248	122,273
Psychiatric Solutions, Inc. (a)	5,048	164,060
Quidel Corp. (a)	2,647	51,537
Radiation Therapy Services, Inc. (a)	1,139	35,207
RehabCare Group, Inc. (a)	1,604	36,186
Res-Care, Inc. (a)	2,246	56,509
Sirona Dental Systems, Inc. (a)	1,544	51,693
Skilled Healthcare Group, Inc., Class A (a)	2,065	30,211
Sonic Innovations, Inc. (a)	2,432	18,775
SonoSite, Inc. (a)	1,592	53,603
Spectranetics Corp. (a)	2,838	43,507
Stereotaxis, Inc. (a)	2,412	29,475
STERIS Corp.	5,856	168,887
Sun Healthcare Group, Inc. (a)	4,182	71,805
Sunrise Senior Living, Inc. (a)	4,018	123,272
SurModics, Inc. (a)	1,363	73,970

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 32

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

HEALTH CARE (continued)

Symmetry Medical, Inc. (a)	3,254	$56,717
Thoratec Corp. (a)	4,947	89,986
TomoTherapy, Inc. (a)	1,083	21,183
Trans1, Inc. (a)	584	9,618
Ventana Medical Systems, Inc. (a)	2,411	210,312
Virtual Radiologic Corp. (a)	399	8,092
Visicu, Inc. (a)	1,415	16,796
Vital Images, Inc. (a)	1,639	29,617
Vital Signs, Inc.	998	51,018
Volcano Corp. (a)	2,759	34,515
West Pharmaceutical Services, Inc.	3,067	124,490
Wright Medical Group, Inc. (a)	3,343	97,515
Zoll Medical Corp. (a)	1,985	53,039

		7,012,528
HOLDING COMPANIES – 0.5%

Aldabra 2 Acquisition Corp. (a)	4,032	39,272
Alternative Asset Management Acquisition Corp. (a)	4,032	36,893
Energy Infrastructure Acquisition Corp. (a)	2,174	22,044
Heckmann Corp. (a)	4,828	35,486
Hicks Acquisition Co. I, Inc. (a)	4,960	45,583
Information Services Group, Inc. (a)	2,241	15,351
Marathon Acquisition Corp. (a)	3,686	28,677
NRDC Acquisition Corp. (a)	3,720	34,112
NTR Acquisition Co. (a)	2,462	23,389
Triarc Cos., Inc., Class B	6,204	54,347
Triplecrown Acquisition Corp. (a)	4,315	39,439
Walter Industries, Inc.	4,840	173,901

		548,494
HOME BUILDERS – 0.3%

Amrep Corp.	158	4,827
Beazer Homes USA, Inc.	3,852	28,620
Brookfield Homes Corp.	1,041	16,448
Champion Enterprises, Inc. (a)	7,475	70,415
Fleetwood Enterprises, Inc. (a)	6,028	36,047
Hovnanian Enterprises, Inc., Class A (a)	3,452	24,751
M/I Homes, Inc.	1,116	11,718
Meritage Homes Corp. (a)	2,418	35,230
Monaco Coach Corp.	2,760	24,509
Palm Harbor Homes, Inc. (a)	891	9,400
Skyline Corp.	644	18,901
Standard-Pacific Corp.	6,378	21,366
WCI Communities, Inc. (a)	2,847	10,762
Winnebago Industries	2,826	59,403

		372,397
HOME FURNISHINGS – 0.5%

American Woodmark Corp.	1,089	19,798
Audiovox Corp., Class A (a)	1,535	19,034
DTS, Inc. (a)	1,718	43,929
Ethan Allen Interiors, Inc.	2,378	67,773
Furniture Brands International, Inc.	4,763	47,916
Hooker Furniture Corp.	1,097	22,050
Kimball International, Inc., Class B	2,333	31,962
La-Z-Boy, Inc.	4,737	37,564
Sealy Corp.	4,123	46,136
Tempur-Pedic International, Inc.	6,752	175,350
Universal Electonics, Inc. (a)	1,420	47,485

		558,997
HOUSEHOLD PRODUCTS / WARE – 0.7%

American Greetings Corp., Class A	5,150	104,545
Blyth, Inc.	2,344	51,427
Central Garden & Pet Co., Class A (a)	6,880	36,877

	SHARES	VALUE (Note 2)

HOUSEHOLD PRODUCTS / WARE (continued)

CSS Industries, Inc.	722	$26,497
Ennis, Inc.	2,359	42,462
Fossil, Inc. (a)	3,921	164,603
Helen of Troy, Ltd. (a)	2,984	51,146
Libbey Inc.	1,327	21,020
Lifetime Brands, Inc.	1,064	13,811
National Presto Industries, Inc.	440	23,170
Prestige Brands Holdings, Inc. (a)	3,087	23,091
Russ Berrie & Co., Inc. (a)	1,533	25,080
Spectrum Brands, Inc. (a)	3,426	18,260
Standard Register Co. (The)	1,686	19,659
Tupperware Brands Corp.	5,523	182,425

		804,073
INSURANCE – 3.4%

Alfa Corp.	3,075	66,635
American Equity Investment Life Holding Co.	5,242	43,456
American Physicians Capital Inc.	920	38,143
Amerisafe Inc. (a)	1,733	26,879
AmTrust Financial Services, Inc.	2,420	33,323
Argo Group International Holdings, Ltd. (a)	2,637	111,097
Aspen Insurance Holdings, Ltd.	7,920	228,413
Assured Guaranty Ltd.	7,207	191,274
Baldwin & Lyons, Inc., Class B	764	20,979
CastlePoint Holdings Ltd.	730	8,760
Citizens, Inc. (a)	3,189	17,635
CNA Surety Corp. (a)	1,483	29,349
Commerce Group, Inc.	4,545	163,529
Crawford & Co., Class B (a)	2,165	8,985
Darwin Professional Underwriters, Inc. (a)	708	17,112
Delphi Financial Group, Inc., Class A	3,902	137,663
Donegal Group, Inc., Class A	1,227	21,068
eHealth, Inc. (a)	1,144	36,734
EMC Insurance Group, Inc.	549	12,995
Employers Holdings, Inc.	4,613	77,083
Enstar Group Ltd. (a)	629	77,002
FBL Financial Group, Inc., Class A	1,327	45,821
First Acceptance Corp. (a)	1,552	6,549
First Mercury Financial Corp. (a)	1,139	27,792
Flagstone Reinsurance Holdings Ltd.	1,266	17,597
Fpic Insurance Group, Inc. (a)	897	38,553
Greenlight Capital Re, Ltd., Class A (a)	1,044	21,705
Hallmark Financial Services (a)	423	6,709
Harleysville Group, Inc.	1,440	50,947
Hilb, Rogal & Hamilton Co.	3,304	134,043
Horace Mann Educators Corp.	3,881	73,506
Independence Holding Co.	582	7,362
Infinity Property & Casualty Corp.	1,521	54,954
IPC Holdings, Ltd.	5,622	162,307
Kansas City Life Insurance Co.	428	18,657
LandAmerica Financial Group, Inc.	1,447	48,402
Max Capital Group Ltd.	5,419	151,678
Meadowbrook Insurance Group, Inc. (a)	3,121	29,369
Midland Co. (The)	909	58,803
Montpelier Re Holdings Ltd.	9,564	162,684
National Interstate Corp.	488	16,153
National Western Life Insurance Co., Class A	208	43,133
Navigators Group, Inc. (a)	1,179	76,635
NYMAGIC, Inc.	547	12,652
Odyssey Re Holdings Corp.	2,633	96,657
Platinum Underwriters Holdings, Ltd.	5,378	191,242

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 33

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

INSURANCE (continued)

PMA Capital Corp., Class A (a)	2,991	$24,586
Presidential Life Corp.	1,991	34,862
Primus Guaranty, Ltd. (a)	4,152	29,106
ProAssurance Corp. (a)	2,995	164,485
RAM Holdings Ltd. (a)	1,771	8,749
RLI Corp.	1,958	111,195
Safety Insurance Group, Inc.	1,496	54,784
Scottish Re Group Ltd. (a)	6,270	4,546
SeaBright Insurance Holdings, Inc. (a)	1,918	28,923
Security Capital Assurance Ltd.	2,197	8,546
Selective Insurance Group	5,100	117,249
State Auto Financial Corp.	1,330	34,979
Stewart Information Services Corp.	1,586	41,379
Tower Group, Inc.	1,838	61,389
Triad Guaranty, Inc. (a)	1,088	10,662
United America Indemnity, Ltd., Class A (a)	2,274	45,298
United Fire & Casualty Co.	2,133	62,049
Universal American Financial Corp. (a)	4,384	112,187
Validus Holdings Ltd. (a)	1,539	39,983
Zenith National Insurance Corp.	3,329	148,906

		4,065,887
INTERNET COMPANIES – 2.7%

1-800-Flowers.Com, Inc., Class A (a)	2,325	20,297
Ariba, Inc. (a)	7,043	78,530
AsiaInfo Holdings, Inc. (a)	2,921	32,131
Blue Coat Systems, Inc. (a)	2,937	96,539
Blue Nile, Inc. (a)	1,205	82,012
Chordiant Software, Inc. (a)	2,942	25,154
CMGI, Inc. (a)	4,799	62,819
CNET Networks, Inc. (a)	14,060	128,509
Cogent Communications Group, Inc. (a)	4,645	110,133
comScore Inc. (a)	582	18,991
Constant Contact, Inc. (a)	650	13,975
Cybersource Corp. (a)	6,047	107,455
DealerTrack Holdings, Inc. (a)	3,289	110,083
Digital River, Inc. (a)	3,716	122,888
EarthLink, Inc. (a)	11,082	78,350
eResearch Technology, Inc. (a)	3,611	42,682
Global Sources, Ltd. (a)	1,593	44,949
HSW International, Inc. (a)	1,253	7,806
iBasis, Inc.	3,059	15,693
Imergent, Inc.	1,136	12,030
Infospace, Inc.	3,049	57,321
Internap Network Services Corp. (a)	4,764	39,684
Internet Capital Group, Inc. (a)	3,564	41,841
Interwoven, Inc. (a)	4,019	57,150
Ipass, Inc. (a)	4,654	18,895
Keynote Systems, Inc. (a)	1,446	20,316
Lionbridge Technologies, Inc. (a)	5,537	19,656
Liquidity Services, Inc. (a)	978	12,616
LoopNet, Inc. (a)	2,500	35,125
Mercadolibre Inc. (a)	1,445	106,757
NetFlix, Inc. (a)	4,220	112,337
NIC, Inc.	3,550	29,962
On2 Technologies, Inc. (a)	10,408	10,616
Online Resources Corp. (a)	2,412	28,751
Openwave Systems, Inc.	7,631	19,841
Orbitz Worldwide, Inc. (a)	3,310	28,135
Overstock.Com, Inc. (a)	1,518	23,575
Priceline.com, Inc. (a)	3,405	391,098
Safeguard Scientifics, Inc. (a)	11,148	20,066
Sapient Corp. (a)	7,517	66,225
Shutterfly, Inc. (a)	1,346	34,485

	SHARES	VALUE (Note 2)

INTERNET COMPANIES (continued)

Sohu.com, Inc. (a)	2,554	$139,244
Sourcefire, Inc. (a)	610	5,087
TechTarget (a)	709	10,479
Terremark Worldwide, Inc. (a)	4,932	32,058
TheStreet.com, Inc.	1,735	27,621
TIBCO Software, Inc. (a)	17,125	138,199
Travelzoo, Inc. (a)	693	9,480
Trizetto Group (a)	4,066	70,627
United Online, Inc.	6,205	73,343
Valueclick, Inc. (a)	8,971	196,465
Vasco Data Security International, Inc. (a)	2,548	71,140
Vocus, Inc. (a)	1,195	41,263
Websense, Inc. (a)	4,041	68,616

		3,269,100
INVESTMENT COMPANIES – 0.2%

Ampal-American Israel Corp., Class A (a)	1,611	11,905
BlackRock Kelso Capital Corp.	971	14,837
Compass Diversified Trust	2,052	30,575
FTD Group, Inc.	1,764	22,720
Hercules Technology Growth Capital, Inc.	3,152	39,148
Kohlberg Capital Corp.	1,353	16,236
NexCen Brands, Inc. (a)	3,876	18,760
Prospect Capital Corp.	1,936	25,265
TICC Capital Corp.	1,885	17,398

		196,844
IRON / STEEL – 0.2%

Claymont Steel Holdings, Inc. (a)	871	20,338
Esmark, Inc. (a)	1,191	16,829
Gibraltar Industries, Inc.	2,288	35,281
Olympic Steel, Inc.	791	25,082
Schnitzer Steel Industries, Inc., Class A	2,034	140,610
Universal Stainless & Alloy Products, Inc. (a)	612	21,769

		259,909
LEISURE TIME – 0.5%

Ambassadors Group, Inc.	1,449	26,531
Ambassadors International, Inc.	823	11,999
Arctic Cat, Inc.	1,191	14,220
Callaway Golf Co.	6,163	107,421
Life Time Fitness, Inc. (a)	3,007	149,388
Marine Products Corp.	1,140	7,991
Nautilus, Inc.	2,909	14,109
Polaris Industries, Inc.	3,213	153,485
Town Sports International Holdings, Inc. (a)	1,498	14,321
WMS Industries, Inc. (a)	3,779	138,463

		637,928
LODGING – 0.3%

Ameristar Casinos, Inc.	2,271	62,543
Gaylord Entertainment Co. (a)	3,681	148,970
Lodgian, Inc. (a)	1,728	19,457
Marcus Corp.	1,951	30,143
Monarch Casino & Resort, Inc. (a)	1,107	26,657
Morgans Hotel Group Co. (a)	2,151	41,471
MTR Gaming Group, Inc. (a)	1,890	12,833
Riviera Holdings Corp. (a)	937	28,860
Trump Entertainment Resorts, Inc. (a)	2,867	12,328

		383,262

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 34

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

MACHINERY – 1.7%

Albany International Corp., Class A	2,727	$101,172
Altra Holdings, Inc. (a)	1,002	16,663
Applied Industrial Technologies, Inc.	4,004	116,196
Astec Industries, Inc. (a)	1,690	62,851
Briggs & Stratton Corp.	4,598	104,191
Bucyrus International, Inc., Class A	3,360	333,950
Cascade Corp.	1,163	54,033
Chart Industries, Inc. (a)	1,325	40,942
Cognex Corp.	4,113	82,877
Flow International Corp. (a)	3,436	32,024
Gehl Co. (a)	991	15,896
Gerber Scientific, Inc. (a)	2,094	22,615
Gorman-Rupp Co. (The)	1,323	41,278
Hurco Cos., Inc. (a)	514	22,436
Intermec, Inc. (a)	5,634	114,427
Intevac, Inc. (a)	2,052	29,836
iRobot Corp. (a)	1,416	25,601
Kadant, Inc. (a)	1,261	37,414
Lindsay Corp.	1,069	75,568
Middleby Corp. (a)	1,229	94,166
NACCO Industries, Inc., Class A	573	57,122
Nordson Corp.	3,027	175,445
Robbins & Myers, Inc.	1,265	95,672
Sauer-Danfoss, Inc.	956	23,948
Tecumseh Products Co., Class A (a)	1,541	36,075
Tennant Co.	1,639	72,591
TurboChef Technologies, Inc. (a)	1,813	29,914
Twin Disc, Inc.	421	29,794
Wabtec Corp.	4,376	150,709

		2,095,406
MANUFACTURERS – 0.5%

Aptargroup, Inc.	6,220	254,460
AZZ, Inc. (a)	1,074	30,448
EnPro Industries, Inc. (a)	2,113	64,763
Federal Signal Corp.	4,668	52,375
Freightcar America, Inc.	1,130	39,550
Lancaster Colony Corp.	2,018	80,115
LSB Industries, Inc. (a)	1,512	42,669
Park-Ohio Holdings Corp. (a)	739	18,549
Polypore International, Inc. (a)	1,460	25,550
Tredegar Corp.	2,899	46,616

		655,095
MANUFACTURING – 0.6%

Acuity Brands, Inc.	3,903	175,635
American Railcar Industries, Inc.	903	17,383
Blount International, Inc. (a)	3,509	43,196
ESCO Technologies, Inc. (a)	2,412	96,335
GenTek, Inc. (a)	798	23,358
Hexcel Corp. (a)	8,475	205,773
Koppers Holdings, Inc.	1,707	73,811
Reddy Ice Holdings, Inc.	2,011	50,898
Smith & Wesson Holding Corp. (a)	2,888	17,617
Standex International Corp.	1,147	20,015
Sturm, Ruger & Co., Inc. (a)	2,087	17,280

		741,301
MEDIA – 1.1%

Acacia Research - Acacia Technologies (a)	2,583	23,195
Belo Corp., Class A	7,872	137,288
Charter Communications, Inc., Class A (a)	40,261	47,105
Citadel Broadcasting Corp.	17,948	36,973
CKX, Inc. (a)	3,490	41,880

	SHARES	VALUE (Note 2)

MEDIA (continued)

Courier Corp.	929	$30,666
Cox Radio, Inc., Class A (a)	3,066	37,252
Crown Media Holdings, Inc., Class A (a)	1,295	8,418
Cumulus Media, Inc., Class A (a)	2,618	21,049
DG FastChannel, Inc. (a)	1,452	37,229
Dolan Media (a)	1,085	31,649
Emmis Communications Corp., Class A (a)	3,053	11,754
Entercom Communications Corp., Class A	3,018	41,316
Entravision Communication Corp., Class A (a)	6,543	51,232
Fisher Communications, Inc. (a)	575	21,827
GateHouse Media, Inc.	2,175	19,097
Gemstar - TV Guide International, Inc. (a)	23,282	110,822
Gray Television, Inc.	3,978	31,904
Journal Communications, Inc., Class A	4,343	38,826
Lee Enterprises, Inc.	4,536	66,452
Lin TV Corp., Class A (a)	2,561	31,167
LodgeNet Entertainment Corp. (a)	2,095	36,537
Martha Stewart Living Omnimedia, Class A (a)	2,471	22,906
Media General Inc., Class A	2,178	46,283
Mediacom Communications Corp., Class A (a)	5,001	22,955
Nexstar Broadcasting Group, Inc., Class A (a)	979	8,948
Playboy Enterprises, Inc., Class B (a)	1,975	18,012
PRIMEDIA, Inc.	4,065	34,553
Radio One, Inc., Class D (a)	7,055	16,720
Salem Communications Corp., Class A	922	6,076
Scholastic Corp. (a)	2,761	96,331
Sinclair Broadcast Group, Inc., Class A	4,845	39,778
Spanish Broadcasting System, Inc., Class A (a)	4,135	7,650
Sun-Times Media Group, Inc., Class A (a)	6,126	13,477
TiVo, Inc. (a)	8,989	74,968
Value Line, Inc.	119	4,791
Westwood One, Inc.	6,545	13,025
World Wrestling Entertainment, Inc., Class A	1,986	29,313

		1,369,424
METAL FABRICATE / HARDWARE – 0.9%

AM Castle & Co.	1,371	37,277
Ampco-Pittsburgh Corp.	679	25,890
CIRCOR International, Inc.	1,593	73,851
Dynamic Materials Corp.	1,178	69,384
Haynes International, Inc. (a)	1,083	75,269
Kaydon Corp.	2,630	143,440
Ladish Co., Inc. (a)	1,370	59,170
Lawson Products	375	14,220
LB Foster Co., Class A (a)	964	49,868
Mueller Water Products, Inc., Class A	10,671	101,588
Northwest Pipe Co. (a)	823	32,212
RBC Bearings, Inc. (a)	1,999	86,877
Sun Hydraulics Corp.	1,027	25,911
TriMas Corp. (a)	1,235	13,079
Valmont Industries, Inc.	1,671	148,920
Worthington Industries, Inc.	6,208	110,999

		1,067,955

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 35

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

METALS - DIVERSIFIED – 0.6%

Ameron International Corp.	854	$78,696
Griffon Corp. (a)	2,750	34,237
Gulf Island Fabrication, Inc.	988	31,329
Matthews International Corp., Class A	2,937	137,657
Mueller Industries, Inc.	3,444	99,842
Quanex Corp.	3,333	172,983
RTI International Metals, Inc. (a)	2,072	142,823

		697,567
MINING – 1.1%

AMCOL International Corp.	2,305	83,049
Apex Silver Mines Ltd. (a)	5,452	83,088
Brush Engineered Materials, Inc. (a)	1,977	73,544
Century Aluminum Co. (a)	2,718	146,609
Coeur d’Alene Mines Corp. (a)	41,494	204,980
Compass Minerals International, Inc.	2,990	122,590
General Moly, Inc. (a)	4,477	52,247
Hecla Mining Co. (a)	11,182	104,552
Horsehead Holding Corp. (a)	545	9,249
Kaiser Aluminum Corp.	1,404	111,590
Royal Gold, Inc.	2,263	69,067
Stillwater Mining Co. (a)	3,855	37,239
Uranium Resources, Inc. (a)	4,812	60,054
US Gold Corp. (a)	5,018	14,853
USEC, Inc. (a)	10,277	92,493

		1,265,204
OFFICE / BUSINESS EQUIPMENT – 0.3%

Compx International, Inc.	100	1,462
Herman Miller, Inc.	5,706	184,817
IKON Office Solutions, Inc.	8,956	116,607
Knoll, Inc.	4,465	73,360

		376,246
OIL & GAS – 0.6%

Arena Resources, Inc. (a)	2,737	114,160
Complete Production Services, Inc. (a)	3,840	69,005
CVR Energy, Inc. (a)	1,800	44,892
Delek US Holdings, Inc.	1,084	21,929
Geoglobal Resources, Inc. (a)	2,779	13,756
GeoMet, Inc. (a)	1,667	8,668
GMX Resources, Inc. (a)	1,063	34,314
Gulfport Energy Corp. (a)	1,821	33,251
Mariner Energy, Inc. (a)	7,830	179,150
Oilsands Quest Inc. (a)	12,185	49,715
Rex Energy Corp. (a)	935	11,155
Sulphco, Inc. (a)	4,091	21,355
TXCO Resources, Inc. (a)	3,108	37,483
Vaalco Energy, Inc. (a)	5,344	24,850
Venoco Inc. (a)	1,182	23,557

		687,240
OIL & GAS PRODUCERS – 2.6%

APCO Argentina, Inc.	840	23,117
Approach Resources, Inc. (a)	778	10,005
ATP Oil & Gas Corp. (a)	2,285	115,484
Atwood Oceanics, Inc. (a)	2,464	246,991
Berry Petroleum Co., Class A	3,550	157,798
Bois D’ARC Energy, Inc. (a)	1,772	35,174
BPZ Resources, Inc. (a)	5,033	56,269
Carrizo Oil & Gas, Inc. (a)	2,267	124,118
Clayton Williams Energy, Inc. (a)	470	14,645
Concho Resources Inc. (a)	2,245	46,269
Contango Oil & Gas Co. (a)	1,209	61,526
Encore Acquisition Co. (a)	4,774	159,308
Energy Partners, Ltd. (a)	2,605	30,765
FX Energy, Inc. (a)	3,292	18,699

	SHARES	VALUE (Note 2)

OIL & GAS PRODUCERS (continued)

Goodrich Petroleum Corp. (a)	1,510	$34,156
Grey Wolf, Inc. (a)	17,189	91,617
Harvest Natural Resources, Inc. (a)	3,446	43,075
McMoRan Exploration Co. (a)	3,971	51,980
Meridian Resources Corp. (The) (a)	8,065	14,598
New Jersey Resources Corp.	2,602	130,152
Northwest Natural Gas Co.	2,509	122,088
Parallel Petroleum Corp. (a)	3,714	65,478
Parker Drilling Co. (a)	10,031	75,734
Penn Virginia Corp.	3,591	156,675
Petrohawk Energy Corp. (a)	15,240	263,804
Petroleum Development Corp. (a)	1,410	83,373
Petroquest Energy, Inc. (a)	3,829	54,755
Pioneer Drilling Co. (a)	4,576	54,363
RPC, Inc.	3,023	35,399
South Jersey Industries, Inc.	2,739	98,851
Southwest Gas Corp.	3,920	116,698
Stone Energy Corp. (a)	2,606	122,248
Swift Energy Co. (a)	2,779	122,582
Toreador Resources Corp. (a)	1,451	10,143
W-H Energy Services, Inc. (a)	2,733	153,622
Warren Resources, Inc. (a)	5,229	73,886
WD-40 Co.	1,641	62,309

		3,137,754
OIL & GAS SERVICES – 3.1%

Allis-Chalmers Energy, Inc. (a)	2,316	34,161
Alon USA Energy, Inc.	1,195	32,480
Aquila, Inc. (a)	34,839	129,949
Atlas America, Inc.	2,124	125,698
Basic Energy Services, Inc. (a)	3,672	80,600
Bill Barrett Corp. (a)	2,870	120,167
Brigham Exploration Co. (a)	4,219	31,727
Bronco Drilling Co., Inc. (a)	2,399	35,625
Cal Dive International, Inc. (a)	3,943	52,205
Callon Petroleum Co. (a)	1,884	30,992
CARBO Ceramics, Inc.	1,822	67,778
Comstock Resources, Inc. (a)	4,129	140,386
Crosstex Energy, Inc.	3,428	127,659
Dawson Geophysical Co. (a)	711	50,808
Delta Petroleum Corp. (a)	6,107	115,117
Dril-Quip, Inc. (a)	2,477	137,870
Edge Petroleum Corp. (a)	2,624	15,560
EXCO Resources, Inc. (a)	5,540	85,759
Exterran Holdings Inc. (a)	5,421	443,438
Flotek Industries, Inc. (a)	1,769	63,755
Geokinetics, Inc. (a)	630	12,254
Hercules Offshore, Inc. (a)	7,462	177,446
Hornbeck Offshore Services, Inc. (a)	2,136	96,013
ION Geophysical Corp. (a)	7,455	117,640
Lufkin Industries, Inc.	1,352	77,456
Markwest Hydrocarbon, Inc.	579	36,274
Matrix Service Co. (a)	2,545	55,532
NATCO Group, Inc., Class A (a)	1,694	91,730
Newpark Resources, Inc. (a)	8,291	45,186
Oil States International, Inc. (a)	4,425	150,981
Piedmont Natural Gas Co., Inc.	6,704	175,377
Rosetta Resources, Inc. (a)	4,720	93,598
Superior Offshore International, Inc. (a)	937	4,704
Superior Well Services, Inc. (a)	1,445	30,663
T-3 Energy Services, Inc. (a)	596	28,018
Trico Marine Services, Inc. (a)	1,096	40,574
Union Drilling, Inc. (a)	1,193	18,814
WGL Holdings Inc.	4,423	144,898
Whiting Petroleum Corp. (a)	3,779	217,897

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 36

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

OIL & GAS SERVICES (continued)

Willbros Group, Inc. (a)	3,443	$131,832

		3,668,621
PACKAGING & CONTAINERS – 0.3%

AEP Industries, Inc. (a)	601	19,238
Chesapeake Corp.	1,838	9,539
Graphic Packaging Corp. (a)	6,337	23,384
Greif Inc., Class A	2,982	194,933
Silgan Holdings, Inc.	2,305	119,722

		366,816
PHARMACEUTICALS – 4.2%

Abaxis, Inc. (a)	1,962	70,357
Acadia Pharmaceuticals, Inc. (a)	2,861	31,671
Adams Respiratory Therapeutics, Inc. (a)	3,201	191,228
Akorn, Inc. (a)	5,077	37,265
Alexza Pharmaceuticals, Inc. (a)	1,871	15,136
Align Technology, Inc. (a)	5,503	91,790
Alkermes, Inc. (a)	9,037	140,887
Allos Therapeutics, Inc. (a)	3,852	24,229
Allscripts Healthcare Solutions, Inc. (a)	5,147	99,955
Alnylam Pharmaceuticals, Inc. (a)	3,144	91,428
Alpharma, Inc., Class A (a)	3,896	78,504
Altus Pharmaceuticals, Inc. (a)	1,957	10,137
Amicus Therapeutics, Inc. (a)	461	4,956
Animal Health International, Inc. (a)	1,182	14,539
Array Biopharma, Inc. (a)	4,334	36,492
Auxilium Pharmaceuticals, Inc. (a)	2,809	84,242
Beijing Med-Pharm Corp. (a)	2,594	28,482
Bentley Pharmaceuticals, Inc. (a)	1,823	27,509
Biodel Inc. (a)	461	10,709
BioForm Medical, Inc. (a)	997	6,809
BioMarin Pharmaceuticals, Inc. (a)	8,609	304,759
Bionovo, Inc. (a)	4,386	7,500
Bradley Pharmaceuticals, Inc. (a)	1,173	23,108
Cadence Pharmaceuticals, Inc. (a)	1,490	22,141
Caraco Pharm Labs, Inc. (a)	904	15,504
Cell Genesys, Inc. (a)	7,087	16,300
Cubist Pharmaceuticals, Inc. (a)	5,145	105,524
CV Therapeutics, Inc. (a)	5,475	49,549
Cypress Bioscience, Inc. (a)	3,603	39,741
CytRx Corp. (a)	8,006	22,737
Dendreon Corp. (a)	7,727	48,062
Discovery Laboratories, Inc. (a)	7,801	16,772
Durect Corp. (a)	6,400	41,152
Emergent Biosolutions, Inc. (a)	442	2,237
Geron Corp. (a)	6,720	38,170
HealthExtras, Inc. (a)	2,778	72,450
I-Flow Corp. (a)	1,891	29,840
Idenix Pharmaceuticals, Inc. (a)	2,290	6,183
Indevus Pharmaceuticals, Inc. (a)	5,621	39,066
Isis Pharmaceuticals, Inc. (a)	8,038	126,598
Javelin Pharmaceuticals, Inc. (a)	3,920	14,661
Jazz Pharmaceuticals, Inc. (a)	583	8,570
K-V Pharmaceuticals Co., Class A (a)	3,288	93,840
Ligand Pharmaceuticals, Inc., Class B	8,316	40,166
Mannatech, Inc.	1,519	9,600
Mannkind Corp. (a)	4,907	39,060
MAP Pharmaceuticals, Inc. (a)	534	9,350
Medarex, Inc. (a)	11,318	117,934
Medicines Co. (The) (a)	4,809	92,140
Medicis Pharmaceutical Corp., Class A	5,192	134,836
MGI Pharma, Inc. (a)	7,169	290,560
Nabi Biopharmaceuticals (a)	5,567	20,097

	SHARES	VALUE (Note 2)

PHARMACEUTICALS (continued)

Nastech Pharmaceutical Co., Inc. (a)	2,398	$9,112
Neurocrine Biosciences, Inc. (a)	3,503	15,904
Neurogen Corp. (a)	2,918	10,067
Noven Pharmaceuticals, Inc. (a)	2,238	31,063
Obagi Medical Products, Inc. (a)	535	9,785
Onyx Pharmaceuticals, Inc. (a)	4,916	273,428
OSI Pharmaceuticals, Inc. (a)	5,181	251,330
Osiris Therapeutics, Inc. (a)	1,177	14,148
Pain Therapeutics, Inc. (a)	3,298	34,959
Par Pharmaceutical Cos., Inc. (a)	3,145	75,480
Penwest Pharmaceuticals Co. (a)	2,118	12,390
Perrigo Co.	6,906	241,779
PetMed Express, Inc. (a)	1,970	23,837
PharMerica Corp. (a)	2,634	36,560
Pharmion Corp. (a)	2,419	152,058
Poniard Pharmaceuticals, Inc. (a)	2,144	9,455
POZEN, Inc. (a)	2,326	27,912
Progenics Pharmaceuticals, Inc. (a)	2,487	44,940
Rigel Pharmaceuticals, Inc. (a)	2,928	74,342
Salix Pharmaceuticals Ltd. (a)	4,349	34,270
Santarus, Inc. (a)	4,690	12,897
Sciele Pharma, Inc. (a)	3,168	64,786
Sirtris Pharmaceuticals Inc. (a)	558	7,639
Somaxon Pharmaceuticals, Inc. (a)	936	4,877
Sucampo Pharmaceuticals, Inc., Class A (a)	420	7,703
Synta Pharmaceuticals Corp. (a)	461	3,089
Synutra International, Inc. (a)	420	12,684
Tiens Biotech Group USA, Inc. (a)	300	702
Trubion Pharmaceuticals, Inc. (a)	800	8,000
United Therapeutics, Inc. (a)	1,867	182,313
USANA Health Sciences, Inc. (a)	777	28,811
Valeant Pharmaceuticals International (a)	8,835	105,755
Vanda Pharmaceuticals Inc. (a)	2,451	16,863
ViroPharma, Inc. (a)	6,876	54,595
Vivus, Inc. (a)	5,382	27,879
XenoPort Inc. (a)	2,003	111,928
Zymogenetics, Inc. (a)	3,545	41,370

		5,069,242
REAL ESTATE – 0.2%

Avatar Holdings, Inc. (a)	527	22,039
Consolidated - Tomoka Land Co.	554	34,725
Grubb & Ellis Co.	1,457	9,339
HFF, Inc., Class A (a)	1,648	12,756
Hilltop Holdings, Inc. (a)	4,374	47,764
Meruelo Maddux Properties, Inc. (a)	4,217	16,868
Stratus Properties, Inc. (a)	456	15,477
Tarragon Corp. (a)	1,253	1,879
Thomas Properties Group, Inc.	2,189	23,597

		184,444
REAL ESTATE INVESTMENT TRUST (REIT) – 5.6%

Acadia Realty Trust	2,887	73,936
Agree Realty Corp.	728	21,913
Alesco Financial, Inc.	5,937	19,473
Alexander’s, Inc. (a)	180	63,585
Alexandria Real Estate Equities, Inc.	2,864	291,183
American Campus Communities, Inc.	2,590	69,541
American Financial Realty Trust	12,113	97,146
Anthracite Capital, Inc.	6,244	45,207
Anworth Mortgage Asset Corp.	4,206	34,742
Arbor Realty Trust, Inc.	1,317	21,217
Ashford Hospitality Trust, Inc.	9,519	68,442

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 37

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

REAL ESTATE INVESTMENT TRUST (REIT) (continued)

Associated Estates Realty Corp.	1,450	$13,688
BioMed Realty Trust, Inc.	6,086	141,013
BRT Realty Trust	647	9,899
Capital Trust, Inc., Class A	1,258	38,558
CapLease, Inc.	4,012	33,781
CBRE Realty Finance Inc.	2,688	14,354
Cedar Shopping Centers, Inc.	4,206	43,027
Chimera Investment Corp.	2,995	53,551
Corporate Office Properties Trust SBI MD	3,506	110,439
Cousins Properties, Inc.	3,768	83,273
Crystal River Capital, Inc.	2,305	33,284
DCT Industrial Trust, Inc.	15,135	140,907
Deerfield Capital Corp.	4,770	38,160
DiamondRock Hospitality Co.	8,495	127,255
Digital Realty Trust, Inc.	5,066	194,382
DuPont Fabros Technology, Inc.	3,144	61,622
EastGroup Properties, Inc.	2,208	92,405
Education Realty Trust, Inc.	2,724	30,618
Entertainment Properties Trust	2,625	123,375
Equity Lifestyle Properties, Inc.	1,872	85,494
Equity One, Inc.	3,270	75,308
Extra Space Storage, Inc.	5,985	85,526
FelCor Lodging Trust, Inc.	5,801	90,438
First Industrial Realty Trust, Inc.	4,079	141,133
First Potomac Realty Trust	2,232	38,591
Franklin Street Properties Corp.	5,533	81,888
Getty Realty Corp.	1,598	42,635
Glimcher Realty Trust	3,656	52,244
GMH Communities Trust	2,898	15,997
Gramercy Capital Corp (New York)	2,349	57,104
Healthcare Realty Trust, Inc.	4,711	119,612
Hersha Hospitality Trust	3,760	35,720
Highwoods Properties, Inc.	5,111	150,161
Home Properties, Inc.	2,987	133,967
IMPAC Mortgage Holdings, Inc.	7,194	4,029
Inland Real Estate Corp.	5,220	73,915
Investors Real Estate Trust	4,550	40,813
JER Investors Trust, Inc.	2,386	25,697
Kite Realty Group Trust	1,923	29,364
LaSalle Hotel Properties	3,604	114,960
Lexington Realty Trust	6,152	89,450
LTC Properties, Inc.	2,208	55,310
Luminent Mortgage Capital, Inc.	4,318	3,368
Maguire Properties, Inc.	3,482	102,615
Medical Properties Trust, Inc.	4,572	46,589
MFA Mortgage Investments, Inc.	11,334	104,839
Mid-America Apartment Communities, Inc.	2,366	101,146
Mission West Properties Inc.	1,811	17,223
National Health Investors, Inc.	2,267	63,249
National Retail Properties, Inc.	6,428	150,287
Nationwide Health Properties, Inc.	8,020	251,828
Newcastle Investment Corp.	4,091	53,019
NorthStar Realty Finance Corp.	5,735	51,156
NovaStar Financial, Inc. (a)	874	2,526
Omega Healthcare Investors, Inc.	6,251	100,329
Parkway Properties, Inc./MD	1,481	54,767
Pennsylvania Real Estate Investment Trust	2,988	88,684
Post Properties, Inc.	3,921	137,706
Potlatch Corp.	3,506	155,807
PS Business Parks, Inc.	1,429	75,094
Quadra Realty Trust, Inc.	1,670	13,427

	SHARES	VALUE (Note 2)

REAL ESTATE INVESTMENT TRUST (REIT) (continued)

RAIT Financial Trust	6,237	$53,763
Ramco-Gershenson Properties	1,713	36,607
Realty Income Corp.	9,078	245,288
Redwood Trust, Inc.	2,080	71,219
Resource Capital Corp.	2,030	18,899
Saul Centers, Inc.	988	52,789
Senior Housing Properties Trust	7,991	181,236
Sovran Self Storage, Inc.	2,028	81,323
Strategic Hotels & Resorts, Inc.	6,913	115,654
Sun Communities, Inc.	1,476	31,099
Sunstone Hotel Investors, Inc.	5,612	102,643
Tanger Factory Outlet Centers	2,908	109,661
U-Store-It Trust	4,272	39,132
Universal Health Realty Income Trust	1,087	38,523
Urstadt Biddle Properties, Inc., Class A	1,958	30,349
Washington Real Estate Investment Trust	4,188	131,545
Winthrop Realty Trust	4,664	24,673

		6,767,394
RETAIL – 4.6%

99 Cents Only Stores (a)	4,323	34,411
AC Moore Arts & Crafts, Inc. (a)	1,865	25,644
Aeropostale, Inc. (a)	6,015	159,397
AFC Enterprises (a)	2,706	30,632
Asbury Automotive Group, Inc.	2,362	35,548
Bebe Stores, Inc.	2,309	29,694
Benihana, Inc., Class A (a)	1,213	15,466
Big 5 Sporting Goods Corp.	2,092	30,167
BJ’s Restaurants, Inc. (a)	1,656	26,927
Blockbuster, Inc., Class A (a)	17,258	67,306
Bob Evans Farms, Inc.	2,974	80,090
Bon-Ton Stores, Inc. (The)	944	8,959
Books-A-Million, Inc.	1,314	15,663
Borders Group, Inc.	5,770	61,450
Brown Shoe Co., Inc.	4,335	65,762
Buckle, Inc. (The)	1,294	42,702
Buffalo Wild Wings, Inc. (a)	1,413	32,810
Build-A-Bear Workshop, Inc. (a)	1,365	19,042
Cabela’s, Inc. (a)	3,829	57,703
Cache, Inc. (a)	1,135	10,601
California Pizza Kitchen, Inc. (a)	2,681	41,743
Carrols Restaurant Group, Inc. (a)	1,001	9,590
Casey’s General Stores, Inc.	4,697	139,078
Cash America International, Inc.	2,761	89,180
Casual Male Retail Group, Inc. (a)	3,330	17,249
Cato Corp. (The) Class A	2,755	43,143
CBRL Group, Inc.	2,214	71,711
CEC Entertainment, Inc. (a)	2,409	62,538
Charlotte Russe Holding, Inc. (a)	2,335	37,710
Charming Shoppes, Inc. (a)	10,487	56,735
Children’s Place Retail Stores, Inc. (The) (a)	2,216	57,461
Chipolte Mexican Grill, Inc., Class B (a)	2,946	362,505
Christopher & Banks Corp.	3,338	38,220
Citi Trends, Inc. (a)	1,278	19,732
CKE Restaurants, Inc.	5,572	73,550
Collective Brands, Inc. (a)	6,070	105,557
Conn’s, Inc. (a)	1,123	19,215
CSK Auto Corp. (a)	4,330	21,693
Denny’s Corp. (a)	8,992	33,720
Domino’s Pizza, Inc.	4,267	56,452
Dress Barn, Inc. (a)	4,634	57,971
DSW, Inc., Class A (a)	1,494	28,027
Eddie Bauer Holdings, Inc. (a)	2,808	17,831

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 38

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued) December 31, 2007

	SHARES	VALUE (Note 2)

RETAIL (continued)

Ezcorp, Inc., Class A (a)	3,351	$37,833
FGX International Holdings, Ltd. (a)	1,077	12,762
Finish Line, Class A	3,920	9,486
First Cash Financial Services, Inc. (a)	2,422	35,555
Fred’s, Inc., Class A	3,695	35,583
Gander Mountain Co. (a)	470	2,317
Genesco, Inc. (a)	2,045	77,301
Group 1 Automotive, Inc.	2,117	50,279
Haverty Furniture Cos., Inc.	1,827	16,425
hhgregg, Inc. (a)	913	12,563
Hibbett Sports, Inc. (a)	3,114	62,218
HOT Topic, Inc. (a)	4,080	23,746
Ihop Corp.	1,717	62,808
Insight Enterprises, Inc. (a)	4,495	81,989
J Crew Group, Inc. (a)	3,500	168,735
Jack in the Box, Inc. (a)	5,627	145,008
Jamba, Inc. (a)	4,797	17,749
Jo-Ann Stores, Inc. (a)	2,458	32,151
JOS A. Bank Clothiers, Inc. (a)	1,667	47,426
Kenneth Cole Productions, Inc., Class A	867	15,164
Krispy Kreme Doughnuts, Inc. (a)	5,962	18,840
Landry’s Restaurants, Inc.	1,162	22,891
Lithia Motors, Inc., Class A	1,463	20,087
Longs Drug Stores Corp.	3,063	143,961
Lululemon Athletica, Inc. (a)	1,203	56,986
MarineMax, Inc. (a)	1,529	23,700
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,350	16,106
Men’s Wearhouse, Inc.	5,040	135,979
Morton’s Restaurant Group, Inc. (a)	928	8,658
Movado Group, Inc.	1,586	40,110
New York & Co., Inc. (a)	1,984	12,658
Nu Skin Enterprises, Inc., Class A	4,520	74,264
O’Charleys, Inc.	2,257	33,810
Pacific Sunwear of California (a)	6,529	92,124
Pantry, Inc. (The) (a)	2,254	58,897
Papa John’s International, Inc. (a)	1,983	45,014
PC Connection, Inc. (a)	857	9,727
PEP Boys-Manny Moe & Jack	3,879	44,531
PF Chang’s China Bistro, Inc. (a)	2,540	58,014
Pier 1 Imports, Inc. (a)	8,231	43,048
Pricesmart, Inc.	1,234	37,094
Red Robin Gourmet Burgers, Inc. (a)	1,622	51,888
Regis Corp.	4,119	115,167
Retail Ventures, Inc. (a)	2,550	12,980
Ruby Tuesday, Inc.	5,350	52,163
Rush Enterprises, Inc., Class A (a)	3,232	58,758
Ruth’s Chris Steak House (a)	1,753	15,672
Sally Beauty Holdings, Inc. (a)	8,410	76,110
School Specialty, Inc. (a)	2,062	71,242
Select Comfort Corp. (a)	4,546	31,867
Sonic Automotive, Inc., Class A	3,053	59,106
Sonic Corp. (a)	5,651	123,757
Stage Stores, Inc.	4,276	63,285
Steak N Shake Co. (The) (a)	2,751	29,986
Stein Mart, Inc.	2,431	11,523
Syms Corp.	604	9,120
Systemax, Inc.	895	18,186
Talbots, Inc.	2,199	25,992
Texas Roadhouse, Inc., Class A (a)	4,857	53,718
Tuesday Morning Corp.	2,766	14,024
Tween Brands, Inc. (a)	2,296	60,798

	SHARES	VALUE (Note 2)

RETAIL (continued)

Ulta Salon, Cosmetics & Fragrance, Inc. (a)	770	$13,206
Under Armour, Inc., Class A (a)	2,302	100,528
West Marine, Inc. (a)	1,354	12,159
Wet Seal, Inc., (The) Class A (a)	7,777	18,120
Zale Corp. (a)	4,008	64,368
Zumiez, Inc. (a)	1,680	40,925

		5,458,830
SEMICONDUCTORS – 2.9%

Advanced Analogic Technologies, Inc. (a)	3,411	38,476
AMIS Holdings, Inc. (a)	6,585	65,982
Amkor Technology, Inc. (a)	9,400	80,182
Anadigics, Inc. (a)	5,731	66,308
Applied Micro Circuits Corp. (a)	6,895	60,262
Asyst Technologies, Inc. (a)	4,494	14,650
AuthenTec, Inc. (a)	755	10,970
Axcelis Technologies, Inc (a)	9,374	43,120
Brooks Automation, Inc. (a)	6,325	83,553
Cabot Microelectronics Corp. (a)	2,138	76,776
Cavium Networks, Inc. (a)	622	14,318
Cirrus Logic, Inc. (a)	8,130	42,926
Cohu, Inc.	2,096	32,069
Conexant Systems, Inc. (a)	45,234	37,544
Credence Systems Corp. (a)	9,764	23,629
DSP Group, Inc. (a)	3,015	36,783
Emulex Corp. (a)	7,670	125,174
Entegris, Inc. (a)	10,406	89,804
Exar Corp. (a)	4,466	35,594
Formfactor, Inc. (a)	4,293	142,098
Genesis Microchip, Inc. (a)	3,291	28,204
Hittite Microwave Corp. (a)	1,594	76,129
IPG Photonics Corp. (a)	926	18,511
IXYS Corp. (a)	2,524	20,242
Kulicke & Soffa Industries, Inc. (a)	5,332	36,578
Lattice Semiconductor Corp. (a)	10,584	34,398
LTX Corp. (a)	5,725	18,206
Mattson Technology, Inc. (a)	4,858	41,584
Micrel, Inc.	5,122	43,281
Microsemi Corp. (a)	6,854	151,748
MIPS Technologies, Inc. (a)	4,035	20,014
MKS Instruments, Inc. (a)	4,703	90,015
Monolithic Power Systems, Inc. (a)	2,187	46,955
Netlogic Microsystems, Inc. (a)	1,556	50,103
OmniVision Technologies, Inc. (a)	5,107	79,925
ON Semiconductor Corp. (a)	21,813	193,699
Pericom Semiconductor Corp. (a)	2,442	45,665
Photronics, Inc. (a)	3,854	48,059
PLX Technology, Inc. (a)	2,643	24,580
PMC-Sierra, Inc. (a)	19,201	125,575
Rubicon Technology, Inc. (a)	584	13,870
Rudolph Technologies, Inc. (a)	2,682	30,360
Semitool, Inc. (a)	2,039	17,699
Semtech Corp. (a)	5,651	87,704
Silicon Image, Inc. (a)	8,093	36,580
SiRF Technology Holdings, Inc. (a)	5,580	140,225
Skyworks Solutions, Inc. (a)	14,867	126,370
Spansion, Inc., Class A (a)	8,863	34,832
Standard Microsystems Corp. (a)	2,167	84,665
Supertex, Inc. (a)	1,051	32,886
Syntax-Brillian Corp. (a)	5,289	16,290
Techwell, Inc. (a)	1,379	15,183
Tessera Technologies, Inc. (a)	4,306	179,130
TriQuint Semiconductor, Inc. (a)	12,830	85,063

The accompanying notes are an integral part of these Financial Statements.

E* TRADE Russell 2000 Index Fund - 39

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued) December 31, 2007

	SHARES	VALUE (Note 2)

SEMICONDUCTORS (continued)

Ultra Clean Holdings, Inc. (a)	1,750	$21,350
Ultratech, Inc. (a)	2,218	25,152
Veeco Instruments, Inc. (a)	2,859	47,745
Volterra Semiconductor Corp. (a)	1,962	21,641
Zoran Corp. (a)	4,611	103,794

		3,434,228
SOFTWARE – 3.5%

ACI Worldwide, Inc. (a)	3,339	63,575
Advent Software, Inc. (a)	1,559	84,342
American Reprographics Co. (a)	2,931	48,303
Ansys, Inc. (a)	6,967	288,852
Aspen Technology, Inc. (a)	8,190	132,842
Avid Technology, Inc. (a)	3,839	108,797
Avocent Corp. (a)	4,691	109,347
Blackbaud, Inc.	4,086	114,571
Blackboard, Inc. (a)	2,656	106,904
BladeLogic, Inc. (a)	564	16,677
Borland Software Corp. (a)	6,704	20,179
Commvault Systems, Inc. (a)	3,272	69,301
Computer Programs & Systems, Inc.	867	19,716
Concur Technologies, Inc. (a)	3,847	139,300
CSG Systems International, Inc. (a)	3,552	52,285
Deltek, Inc. (a)	808	12,306
Double-Take Software, Inc. (a)	820	17,810
Eclipsys Corp. (a)	4,247	107,492
Epicor Software Corp. (a)	5,724	67,429
EPIQ Systems, Inc. (a)	2,778	48,365
FalconStor Software, Inc. (a)	2,951	33,228
Glu Mobile Inc. (a)	682	3,560
Guidance Software Inc. (a)	302	4,210
Informatica Corp. (a)	8,136	146,611
Innerworkings, Inc. (a)	2,149	37,092
Interactive Intelligence, Inc. (a)	1,201	31,646
INVESTools, Inc. (a)	4,823	85,560
JDA Software Group, Inc. (a)	2,367	48,429
Lawson Software, Inc. (a)	11,474	117,494
ManTech International Corp., Class A (a)	1,754	76,860
MicroStrategy, Inc., Class A (a)	889	84,544
Midway Games, Inc. (a)	2,132	5,884
MSC.Software Corp. (a)	4,046	52,558
Nuance Communications, Inc. (a)	13,493	252,049
Omnicell, Inc. (a)	3,022	81,382
Omniture, Inc. (a)	3,148	104,797
OpenTV Corp., Class A (a)	8,639	11,403
Packeteer, Inc. (a)	3,393	20,901
Parametric Technology Corp. (a)	10,322	184,248
PDF Solutions, Inc. (a)	1,953	17,597
Pegasystems, Inc.	1,331	15,879
Progress Software Corp. (a)	3,814	128,456
PROS Holdings, Inc. (a)	763	14,970
Quality Systems, Inc.	1,603	48,875
Renaissance Learning, Inc.	728	10,192
Schawk, Inc.	1,434	22,256
SeaChange International, Inc. (a)	2,716	19,637
Solera Holdings, Inc. (a)	2,421	59,992
SourceForge Inc. (a)	6,095	14,933
SPSS, Inc. (a)	1,791	64,315
Sybase, Inc. (a)	8,207	214,121
Synchronoss Technologies, Inc. (a)	1,794	63,579
SYNNEX Corp. (a)	1,502	29,439
Take-Two Interactive Software, Inc. (a)	6,781	125,109
Taleo Corp., Class A (a)	1,523	45,355
THQ, Inc. (a)	6,013	169,506

	SHARES	VALUE (Note 2)

SOFTWARE (continued)

Trident Microsystems, Inc. (a)	5,625	$36,900
Unica Corp. (a)	904	8,362
Visual Sciences, Inc. (a)	1,881	34,761
Wind River Systems, Inc. (a)	7,354	65,671

		4,220,754
TELECOMMUNICATIONS – 3.2%

3Com Corp. (a)	34,973	158,078
Acme Packet, Inc. (a)	2,036	25,633
Adaptec, Inc. (a)	11,145	37,670
ADTRAN, Inc.	5,476	117,077
Airvana, Inc. (a)	828	4,496
Alaska Communications Systems Group, Inc.	3,965	59,475
Anaren, Inc. (a)	1,594	26,285
Anixter International, Inc. (a)	2,871	178,777
Aruba Networks, Inc. (a)	734	10,944
Atheros Communications, Inc. (a)	4,966	151,662
Atlantic Tele-Network, Inc.	868	29,321
BigBand Networks, Inc. (a)	1,137	5,844
Cbeyond, Inc. (a)	1,854	72,287
Centennial Communications Corp. (a)	2,116	19,658
Comtech Telecommunications Corp. (a)	2,152	116,230
Consolidated Communications Holdings, Inc.	1,819	36,198
CPI International, Inc. (a)	655	11,201
Ditech Networks, Inc. (a)	3,057	10,608
EMS Technologies, Inc. (a)	1,406	42,517
Fairpoint Communications, Inc.	3,249	42,302
FiberTower Corp. (a)	9,493	21,644
Finisar Corp. (a)	26,393	38,270
Foundry Networks, Inc. (a)	13,092	229,372
General Communication, Inc., Class A (a)	4,945	43,269
GeoEye, Inc. (a)	1,614	54,311
Global Crossing Ltd. (a)	3,314	73,074
Globalstar Inc. (a)	1,762	14,096
Golden Telecom, Inc. (a)	1,462	147,589
Harris Stratex Networks, Inc., Class A (a)	2,348	39,212
Hughes Communications Inc. (a)	592	32,329
Hungarian Telephone and Cable Corp. (a)	331	5,855
ICO Global Communications Holdings Ltd. (a)	9,485	30,162
IDT Corp., Class B	4,565	38,574
Infinera Corp. (a)	1,574	23,358
InterDigital, Inc. (a)	4,215	98,336
Iowa Telecommunications Services, Inc.	2,924	47,544
iPCS, Inc.	1,567	56,396
Knology, Inc. (a)	2,401	30,685
Loral Space & Communications, Inc. (a)	1,056	36,168
MasTec, Inc. (a)	3,932	39,988
MRV Communications, Inc. (a)	14,714	34,137
Network Equipment Technologies, Inc. (a)	2,431	20,469
Neutral Tandem, Inc. (a)	597	11,355
Nextwave Wireless, Inc. (a)	2,500	13,450
North Pittsburg Systems, Inc.	1,392	31,584
Novatel Wireless, Inc. (a)	2,997	48,551
Oplink Communications, Inc. (a)	2,054	31,529
OpNext, Inc. (a)	1,721	15,231
Optium Corp. (a)	1,129	8,897
Orbcomm, Inc. (a)	2,419	15,216

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 40

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

TELECOMMUNICATIONS (continued)

PAETEC Holding Corp. (a)	7,266	$70,844
Plantronics, Inc.	4,469	116,194
Polycom, Inc. (a)	8,239	228,879
Powerwave Technologies, Inc. (a)	12,836	51,729
Preformed Line Products Co.	228	13,566
Premiere Global Services, Inc. (a)	5,550	82,418
RCN Corp.	2,846	44,369
Rural Cellular Corp., Class A (a)	1,124	49,557
SAVVIS, Inc. (a)	2,468	68,882
Sonus Networks, Inc. (a)	24,877	145,033
Switch & Data Facilities Co. (a)	1,268	20,313
Syniverse Holdings, Inc. (a)	2,517	39,215
Tekelec (a)	5,475	68,438
Time Warner Telecom, Inc., Class A (a)	13,004	263,851
USA Mobility, Inc.	2,128	30,430
UTStarcom, Inc. (a)	9,795	26,936
Veraz Networks, Inc. (a)	835	4,025
Virgin Mobile USA, Inc., Class A (a)	2,469	21,949
Vonage Holdings Corp. (a)	5,963	13,715

		3,847,257
TELECOMMUNICATIONS EQUIPMENT – 0.6%

Arris Group, Inc. (a)	12,033	120,089
Avanex Corp. (a)	17,936	17,936
CommScope, Inc. (a)	457	22,475
Harmonic, Inc. (a)	8,384	87,864
Ixia (a)	4,190	39,721
NTELOS Holdings Corp.	2,493	74,017
RF Micro Devices, Inc. (a)	24,585	140,380
ShoreTel, Inc. (a)	884	12,350
Sycamore Networks, Inc. (a)	17,949	68,924
Symmetricom, Inc. (a)	4,263	20,079
Viasat, Inc. (a)	2,285	78,673

		682,508
TELEPHONE – 0.2%

Cincinnati Bell, Inc. (a)	23,028	109,383
Shenandoah Telecom Co.	2,145	51,437
SureWest Communications	1,357	23,205

		184,025
TEXTILES – 0.3%

G&K Services, Inc., Class A	1,933	72,526
Interface, Inc., Class A	5,087	83,020
Kellwood Co.	2,396	39,869
Shoe Carnival, Inc. (a)	871	12,290
Steven Madden, Ltd. (a)	1,890	37,800
Unifirst Corp. (MA)	1,320	50,160
Wolverine World Wide, Inc.	5,063	124,145

		419,810
TOBACCO – 0.2%

Universal Corp., Richmond, VA	2,513	128,716
Vector Group, Ltd.	3,025	60,681

		189,397
TOYS / GAMES / HOBBIES – 0.2%

Jakks Pacific, Inc. (a)	2,741	64,715
Leapfrog Enterprises, Inc. (a)	3,156	21,240
Marvel Entertainment, Inc. (a)	4,609	123,106
Multimedia Games, Inc. (a)	2,252	18,782
RC2 Corp. (a)	1,762	49,459

		277,302
TRANSPORTATION – 1.6%

Abx Air, Inc. (a)	5,695	23,805
American Commercial Lines, Inc (a)	4,662	75,711
Arkansas Best Corp.	2,221	48,729

	SHARES	VALUE (Note 2)

TRANSPORTATION (continued)

Arlington Tankers Ltd.	1,223	$27,065
Atlas Air Worldwide Holdings, Inc. (a)	1,299	70,432
Bristow Group, Inc. (a)	1,881	106,559
Celadon Group, Inc. (a)	2,242	20,537
Double Hull Tankers, Inc.	1,959	23,978
Dynamex, Inc. (a)	1,028	27,818
Eagle Bulk Shipping Inc.	4,344	115,333
Forward Air Corp.	2,805	87,432
Genco Shipping & Trading Ltd.	1,868	102,292
General Maritime Corp.	2,787	68,142
Genesee & Wyoming, Inc., Class A (a)	2,905	70,214
Golar LNG Ltd.	3,396	75,119
Greenbrier Cos., Inc.	1,474	32,811
GulfMark Offshore, Inc. (a)	2,126	99,475
Heartland Express, Inc.	5,209	73,864
Horizon Lines, Inc., Class A	3,313	61,754
HUB Group, Inc., Class A (a)	3,605	95,821
Knight Transportation, Inc.	5,140	76,123
Knightsbridge Tankers Ltd.	1,577	38,085
Marten Transport, Ltd. (a)	1,419	19,795
Nordic American Tanker Shipping, Ltd.	2,693	88,384
Old Dominion Freight Line (a)	2,667	61,634
Pacer International, Inc.	3,366	49,144
Patriot Transportation Holding, Inc. (a)	138	12,728
PHI, Inc. (a)	1,272	39,457
Saia, Inc. (a)	1,359	18,075
Ship Finance International Ltd.	2,830	78,419
TBS International Ltd., Class A (a)	447	14,778
Textainer Group Holdings, Ltd.	620	9,009
Ultrapetrol Bahamas, Ltd. (a)	1,481	25,192
Universal Truckload Services, Inc. (a)	527	10,097
Werner Enterprises, Inc.	4,179	71,168

		1,918,979
TRUCKING & LEASING – 0.1%

Amerco, Inc. (a)	899	59,046
TAL International Group, Inc.	1,497	34,087

		93,133
WATER – 0.2%

American States Water Co.	1,661	62,586
California Water Service Group	1,905	70,523
Consolidated Water Co., Ltd.	1,398	35,216
Pico Holdings, Inc. (a)	1,405	47,236
SJW Corp.	1,423	49,335
Southwest Water Co.	2,103	26,330

		291,226

TOTAL COMMON STOCKS (Cost $115,082,688)		118,148,041

CLOSED-END FUND – 0.1%

Kayne Anderson Energy Development Fund	973	22,291
Patriot Capital Funding, Inc.	1,777	17,930

TOTAL CLOSED-END FUND (Cost $48,606)		40,221

BUSINESS DEVELOPMENT COMPANY – 0.0%

PennantPark Investment Corp.	1,947	19,509

TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $26,129)		19,509

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 41

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES/ PRINCIPAL AMOUNT	VALUE

SHORT-TERM INVESTMENTS – 0.5%

BlackRock Liquidity Funds TempCash Portfolio	324,446	$324,446
U.S. Treasury Bill4.78%(b) , 01/31/2008 (c)	$250,000	249,363

TOTAL SHORT-TERM INVESTMENTS (Cost $573,456)		573,809

TOTAL INVESTMENTS - 99.2% (Cost $115,730,879)		118,781,580
OTHER ASSETS LESS LIABILITIES - 0.8%		1,005,937

TOTAL NET ASSETS - 100.0%		$119,787,517

(a)	Non-income producing.

(b)	Yield to Maturity.

(c)	See Note 5 regarding Futures Contracts.

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

BANKS	$8,448,447	7.0%
COMMERCIAL SERVICES	8,147,248	6.8%
HEALTH CARE	7,012,528	5.9%
REAL ESTATE INVESTMENT TRUST (REIT)	6,767,394	5.6%
RETAIL	5,458,830	4.6%
PHARMACEUTICALS	5,069,242	4.2%
SOFTWARE	4,220,754	3.5%
INSURANCE	4,065,887	3.4%
ELECTRONICS	3,898,764	3.3%
TELECOMMUNICATIONS	3,847,257	3.2%
OIL & GAS SERVICES	3,668,621	3.1%
SEMICONDUCTORS	3,434,228	2.9%
INTERNET COMPANIES	3,269,100	2.7%
CHEMICALS	3,217,177	2.7%
COMPUTERS	3,216,040	2.7%
OIL & GAS PRODUCERS	3,137,754	2.6%
BIOTECHNOLOGY	3,025,198	2.5%
DIVERSIFED FINANCIAL SERVICES	2,535,715	2.1%
ELECTRIC	2,190,722	1.8%
MACHINERY	2,095,406	1.7%
TRANSPORTATION	1,918,979	1.6%
FOOD	1,854,824	1.5%
AEROSPACE/DEFENSE	1,431,421	1.2%
ENTERTAINMENT	1,390,632	1.2%
MEDIA	1,369,424	1.1%
MINING	1,265,204	1.1%
APPAREL	1,110,881	0.9%
ELECTRICAL COMPONENTS & EQUIPMENT	1,110,528	0.9%
DISTRIBUTION / WHOLESALE	1,089,836	0.9%
AUTO PARTS & EQUIPMENT	1,077,678	0.9%
METAL FABRICATE / HARDWARE	1,067,955	0.9%
BUILDING MATERIALS	1,050,250	0.9%
ENVIRONMENTAL CONTROL	1,000,682	0.8%
HOUSEHOLD PRODUCTS / WARE	804,073	0.7%
ENGINEERING & CONSTRUCTION	782,886	0.7%
COMPUTERS, PERIPHERAL & SOFTWARE	771,234	0.6%
MANUFACTURING	741,301	0.6%
METALS - DIVERSIFIED	697,567	0.6%
OIL & GAS	687,240	0.6%
TELECOMMUNICATIONS EQUIPMENT	682,508	0.6%
MANUFACTURERS	655,095	0.5%
LEISURE TIME	637,928	0.5%
HOME FURNISHINGS	558,997	0.5%
AIRLINE	554,556	0.5%
HOLDING COMPANIES	548,494	0.5%
FOREST PRODUCTS & PAPER	489,468	0.4%
ENERGY - ALTERNATE SOURCES	452,101	0.4%
TEXTILES	419,810	0.3%
LODGING	383,262	0.3%
OFFICE / BUSINESS EQUIPMENT	376,246	0.3%
HOME BUILDERS	372,397	0.3%
PACKAGING & CONTAINERS	366,816	0.3%
HAND / MACHINE TOOLS	355,499	0.3%
AUTO MANUFACTURERS	317,842	0.3%
WATER	291,226	0.2%
GAS	280,475	0.2%
TOYS / GAMES / HOBBIES	277,302	0.2%
IRON / STEEL	259,909	0.2%
COAL	254,078	0.2%
ADVERTISING	214,644	0.2%
BEVERAGES	206,095	0.2%
COSMETICS / PERSONAL CARE	200,239	0.2%
INVESTMENT COMPANIES	196,844	0.2%
AGRICULTURE	196,304	0.2%
TOBACCO	189,397	0.2%
REAL ESTATE	184,444	0.2%
TELEPHONE	184,025	0.2%
TRUCKING & LEASING	93,133	0.1%
CLOSED-END FUNDS	40,221	0.0%
BUSINESS DEVELOPMENT COMPANY	19,509	0.0%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	1,579,746	1.3%

	$119,787,517	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund - 42

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS
December 31, 2007

	SHARES	VALUE (Note 2)

COMMON STOCKS – 98.3%

AUSTRALIA – 6.4%

ABC Learning Centres, Ltd.	5,106	$23,224
AGL Energy, Ltd.	5,916	69,191
Alumina, Ltd. ADR	3,851	85,069
Amcor, Ltd. ADR	3,053	73,883
AMP, Ltd.	25,584	223,517
Aristocrat Leisure, Ltd.	4,765	47,069
Asciano Group	7,337	45,096
ASX, Ltd.	2,331	123,827
Australia & New Zealand Banking Group, Ltd. ADR	5,049	606,385
AXA Asia Pacific Holdings, Ltd.	11,775	76,302
Babcock & Brown, Ltd.	3,155	75,212
Bendigo Bank, Ltd.	3,495	45,295
BHP Billiton, Ltd. ADR	22,898	1,603,776
Billabong International, Ltd.	2,264	29,461
BlueScope Steel, Ltd.	10,007	84,791
Boart Longyear Group (a)	18,241	37,639
Boral, Ltd.	8,179	43,951
Brambles Industries, Ltd.	19,366	196,059
Caltex Australia, Ltd.	1,842	31,328
Centro Properties Group, REIT	11,532	10,227
Centro Retail Group, REIT	15,587	13,002
CFS Retail Property Trust, REIT	18,822	38,672
Challenger Financial Services Group, Ltd.	4,911	21,517
Coca-Cola Amatil, Ltd. ADR	3,596	60,017
Cochlear, Ltd.	749	49,259
Commonwealth Bank of Australia	17,748	920,990
Computershare, Ltd.	6,898	59,841
Consolidated Media Holdings, Ltd.	6,107	22,521
Crown, Ltd. (a)	6,107	72,122
CSL, Ltd.	7,493	239,220
CSR, Ltd.	12,627	34,370
DB RREEF Trust, REIT	39,500	69,366
Fortescue Metals Group, Ltd. (a)	17,180	113,136
Foster’s Group, Ltd. ADR	26,894	154,640
Goodman Fielder, Ltd.	14,465	24,068
GPT Group, REIT	28,024	99,410
Harvey Norman Holdings, Ltd.	7,223	43,127
Insurance Australia Group, Ltd.	24,490	88,594
John Fairfax Holdings, Ltd.	16,153	66,377
Leighton Holdings, Ltd.	1,897	101,938
Lend Lease Corp., Ltd.	4,926	74,827
Lion Nathan, Ltd.	4,010	33,837
Macquarie Airports	9,381	33,360
Macquarie Goodman Group, REIT	19,634	84,302
Macquarie Group, Ltd.	3,593	240,398
Macquarie Infrastructure Group	36,228	96,384
Macquarie Office Trust, REIT	27,282	33,537
Mirvac Group, REIT	13,844	72,934
National Australia Bank, Ltd. ADR	4,454	734,910
Newcrest Mining, Ltd. ADR	6,171	178,218
OneSteel, Ltd.	10,157	54,848
Orica, Ltd.	4,244	118,314
Origin Energy, Ltd.	11,899	92,464
Oxiana, Ltd.	18,892	57,726
Paladin Resources, Ltd. (a)	7,398	44,106
Perpetual Trustees Australia, Ltd.	506	29,430
Qantas Airways, Ltd.	13,273	63,399
QBE Insurance Group, Ltd.	11,769	344,527
Rio Tinto, Ltd.	3,899	458,579
Santos, Ltd. ADR	2,052	102,251
Sonic Healthcare, Ltd.	4,257	62,497

	SHARES	VALUE (Note 2)

AUSTRALIA (continued)

St. George Bank, Ltd.	3,618	$100,354
Stockland, REIT	18,944	140,056
Suncorp-Metway, Ltd.	12,621	187,505
TABCORP Holdings, Ltd. ADR	716	92,364
Tattersall’s, Ltd.	14,677	51,420
Telstra Corp., Ltd.	18,965	78,099
Telstra Corp., Ltd. ADR	7,828	161,178
Telstra Corp., Ltd., Receipt	20,289	56,473
Toll Holdings, Ltd.	7,369	74,085
Transurban Group	14,532	87,274
Wesfarmers, Ltd. (a)	4,052	144,811
Wesfarmers, Ltd.	9,453	336,164
Westfield Group NPV, REIT	23,853	439,826
Westpac Banking Corp. ADR	5,050	615,342
Woodside Petroleum, Ltd. ADR	6,506	290,168
Woolworths, Ltd.	16,475	491,694
WorleyParsons, Ltd.	2,027	92,550
Zinifex, Ltd.	6,644	72,338

		12,346,038
AUSTRIA – 0.6%

Andritz AG	532	32,240
Erste Bank Der Oesterreichischen ADR	5,165	184,132
Immoeast Immobilien Anlagen AG (a)	5,689	61,301
Immofinanz Immobilien Anlagen AG	6,264	63,650
Meinl European Land, Ltd. (a)	4,094	56,445
OMV AG	2,252	182,473
Raiffeisen International Bank Holding AG	487	73,765
Telekom Austria AG ADR	2,354	130,412
Verbund Class A	1,051	73,573
Voestalpine AG	1,513	109,388
Wiener Staedtische Allgemeine Versicherung AG	430	34,577
Wienerberger AG	1,088	60,336

		1,062,292
BELGIUM – 1.2%

Belgacom SA	2,306	113,754
Colruyt SA	227	53,444
Compagnie Nationale a Portefeuille	270	19,434
Delhaize Group ADR	1,324	114,658
Dexia	7,143	179,940
Fortis NL SP ADR	28,166	747,807
Groupe Bruxelles Lambert SA	1,105	141,960
Inbev NV	2,502	208,509
KBC Ancora	214	24,248
KBC Bancassurance Holding	2,477	348,389
Mobistar SA	432	39,317
Solvay SA	867	121,309
UCB SA	1,501	68,075
Umicore	338	84,010

		2,264,854
BERMUDA – 0.0%

SeaDrill, Ltd. (a)	3,398	82,918
DENMARK – 0.9%

A P Moller - Maersk A/S	15	159,998
A P Moller - Maersk A/S, Class A	4	42,431
Carlsberg A/S Class B	465	56,255
Coloplast A/S	364	31,582
Danisco A/S	668	47,349
Danske Bank A/S	6,198	242,753
DSV A/S	2,750	60,257
FLSmidth & Co., A/S Class B	726	74,308
Jyske Bank (a)	804	63,374

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 43

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

DENMARK (continued)

Novo-Nordisk A/S Class B ADR	6,956	$451,166
Novozymes A/S Class A	629	71,779
Rockwool International A/S, Class B	103	23,993
Sydbank A/S	860	36,971
Topdanmark A/S (a)	235	33,821
TrygVesta AS	371	28,225
Vestas Wind Systems A/S (a)	2,527	273,508
William Demant Holding (a)	346	32,089

		1,729,859
FINLAND – 1.8%

Amer Sports Oyj ADR	1	14
Cargotec Corp. Class B	521	24,109
Elisa Oyj, Class A	2,040	62,634
Fortum Oyj	6,083	274,014
Kesko, Class B	901	49,689
Kone Oyj	1,042	73,019
Metso Oyj ADR	1,741	93,492
Neste Oil Oyj	1,749	61,704
Nokia Oyj, ADR	55,881	2,145,272
Nokian Renkaat Oyj	1,427	50,177
OKO Bank, Class A	1,306	24,956
Orion Oyj, Class B	1,193	27,960
Outokumpu Oyj, Class A	1,608	49,864
Rautaruukki Oyj	1,147	49,722
Sampo Oyj, Class A	5,909	156,198
Sanoma-WSOY Oyj	1,126	32,316
Stora Enso Oyj ADR	7,926	116,512
UPM-Kymmene Oyj ADR	7,218	144,360
Wartsila Corp., Class B	887	67,552
YIT Oyj	1,731	37,937

		3,541,501
FRANCE – 9.9%

Accor SA	2,607	208,493
Aeroports de Paris	473	48,409
Air France-KLM ADR	1,716	59,837
Air Liquide SA	3,296	490,518
Alcatel SA ADR	31,518	230,712
Alstom	1,419	304,974
Atos Origin SA (a)	940	48,583
AXA SA ADR	21,449	851,740
BNP Paribas ADR	22,914	1,240,793
Bouygues SA	3,034	252,844
Business Objects SA ADR (a)	1,338	81,484
Cap Gemini SA	1,872	117,689
Carrefour SA	8,176	637,015
Casino Guichard-Perrachon SA	594	64,605
Christian Dior SA	372	48,895
Cie Generale de Geophysique- Veritas (a)	353	100,640
CNP Assurances	608	79,106
Compagine de Saint-Gobain	4,039	380,828
Compagnie Generale D’Optique Essilor International SA	2,693	171,863
Compagnie Generale Des Etablissements Michelin	1,960	224,951
Credit Agricole SA	8,990	303,229
Dassault Systemes SA ADR	786	46,185
Eiffage SA	254	25,015
Electricite de France	1,368	162,967
Eurazeo	167	21,425
France Telecom SA ADR	24,900	887,187
Gaz de France	2,685	157,024
Gecina SA, REIT	170	26,674

	SHARES	VALUE (Note 2)

FRANCE (continued)

Groupe Danone ADR	30,264	$546,265
Hermes International	948	119,808
ICADE, REIT	223	33,334
Imerys SA	432	35,522
JC Decaux SA	907	35,672
Klepierre, REIT	945	48,316
L’Oreal SA	3,417	489,492
Lafarge SA ADR	8,178	370,872
Lagardere SCA	1,739	130,405
Legrand SA	644	21,986
LVMH Moet Hennessy Louis Vuitton SA	3,343	404,110
M6-Metropole Television	900	23,685
Natixis	2,497	47,971
Neopost SA	440	45,346
Neuf Cegetel	418	21,145
Pagesjaunes Groupe SA	1,723	34,537
Pernod-Ricard SA	1,232	284,777
Peugeot SA ADR	2,081	157,115
Pinault Printemps Redoute SA	1,051	169,028
Publicis Groupe, ADR	1,920	74,880
Renault SA	2,527	358,414
Safran SA	2,276	46,687
Sanofi-Aventis ADR	27,826	1,266,918
Schneider Electric SA	2,965	401,767
SCOR ADR	24,040	61,062
Societe BIC SA	371	26,579
Societe Des Autoroutes Paris	309	30,269
Societe Generale ADR	25,185	731,624
Societe Television Francaise 1	1,606	42,969
Sodexho Alliance SA ADR	1,302	79,279
Suez SA ADR	13,979	957,561
Technip-Coflexip SA ADR	1,382	109,178
Thales SA	1,210	72,090
Thomson/ex-TMM ADR	3,364	47,163
TotalFinaElf SA ADR	29,387	2,427,366
Unibail, REIT	1,015	222,479
Valeo SA ADR	1,908	39,019
Vallourec	651	176,225
Veolia Environnement ADR	4,730	430,335
Vinci SA	4,495	332,868
Vivendi	15,771	723,561
Wendel	223	32,258
Zodiac SA	529	33,830

		19,017,452
GERMANY – 9.1%

Adidas-Salomon AG	2,778	208,197
Allianz AG ADR	61,293	1,302,476
Arcandor AG (a)	863	20,491
BASF AG ADR	6,819	1,005,121
Bayer AG ADR	9,909	901,719
Bayerische Motoren Werke AG	2,259	139,873
Beiersdorf AG	1,204	93,296
Bilfinger Berger AG	508	39,201
Celesio AG	1,161	72,141
Commerzbank AG ADR	8,519	327,981
Continental AG ADR	2,095	268,684
Daimlerchrysler AG	5,025	488,563
Daimlerchrysler AG	12,641	1,208,859
Deutsche Bank AG	6,923	904,888
Deutsche Boerse AG	2,729	541,634
Deutsche Lufthansa AG ADR	3,125	83,594
Deutsche Post AG	10,678	367,033
Deutsche Postbank AG	1,119	99,389

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 44

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

GERMANY (continued)

Deutsche Telekom AG ADR	38,683	$838,261
E.ON AG ADR	25,497	1,793,714
Fraport AG	219	17,249
Fresenius Medical Care AG ADR	2,585	136,359
GEA Group AG (a)	2,254	78,432
HeidelbergCement AG	158	24,486
Heidelberger Druckmaschinen	762	25,624
Henkel KGaA	1,418	72,458
Hochtief AG	573	77,074
Hypo Real Estate Holding ADR	2,744	144,746
Hypo Real Estate Holding AG	812	42,857
Infineon Technologies AG ADR (a)	10,220	118,961
Ivg Immobilien AG	1,266	43,646
K+S AG	507	120,640
Linde AG	1,647	217,804
MAN AG	1,539	256,061
Merck KGaA	881	113,736
Metro AG	2,211	185,680
Muenchener Rueckversicherungs- Gesellschaft AG	2,872	558,217
Puma AG Rudolf Dassler Sport	87	34,725
Q-Cells AG (a)	612	87,330
Rheinmetall AG	491	39,038
Rwe AG ADR	6,071	852,368
Salzgitter AG	561	83,703
SAP AG ADR	12,103	617,858
Siemens AG ADR	11,616	1,827,894
Solarworld AG	1,143	69,769
Thyssenkrupp AG	4,915	275,583
TUI AG (a)	2,912	81,446
Volkswagen AG ADR	10,785	485,864
Wacker Chemie AG	107	30,928

		17,425,651
GREECE – 0.8%

Alpha Credit Bank	5,289	192,547
Coca Cola Hellenic Bottling Co., SA	2,231	96,529
Cosmote Mobile Telecommunications SA	1,599	60,550
EFG Eurobank	3,519	123,905
Hellenic Petroleum SA	1,460	24,078
Hellenic Telecommunications Organization SA	4,348	160,196
National Bank of Greece SA ADR	27,565	380,121
Opap SA	3,047	122,153
Piraeus Bank SA	4,378	170,903
Public Power Corp.	1,425	75,003
Titan Cement Co. SA	840	38,317
Viohalco	1,225	17,803

		1,462,105
HONG KONG – 2.4%

ASM Pacific Technology, Ltd.	2,653	19,513
Bank of East Asia, Ltd. ADR	19,242	133,732
Belle International Holdings, Ltd.	28,083	42,427
BOC Hong Kong Holdings, Ltd.	50,497	141,504
C C Land Holdings, Ltd.	13,297	19,372
Cathay Pacific Airways, Ltd. ADR	3,760	48,880
Cheung Kong Holdings, Ltd.	20,544	379,927
Cheung Kong Infrastructure Holdings, Ltd.	6,152	22,999
Chinese Estates Holdings, Ltd.	7,711	14,003
CITIC International Financial Holdings, Ltd.	9,778	6,107
CLP Holdings, Ltd. ADR	18,075	122,006

	SHARES	(VALUE Note 2)

HONG KONG (continued)

Esprit Holdings, Ltd.	14,280	$212,440
Fosun International (a)	21,962	20,561
Foxconn International Holdings, Ltd. (a)	28,671	64,347
Hang Lung Group, Ltd.	5,910	32,288
Hang Lung Properties, Ltd. ADR	5,652	127,735
Hang Seng Bank, Ltd. ADR	10,436	216,964
Henderson Investment, Ltd.	7,277	1,577
Henderson Land Development Co. ADR	11,929	113,325
Henderson Land Development Co., Ltd	1,521	14,327
Hong Kong & China Gas ADR	49,615	148,349
Hong Kong Aircraft Engineering Co., Ltd.	908	24,710
Hong Kong Electric Holdings ADR	18,931	107,907
Hong Kong Exchanges and Clearing, Ltd.	14,558	412,988
Hopewell Holdings	8,584	39,632
Hutchison Telecommunications International Ltd.	19,481	29,281
Hutchison Whampoa, Ltd.	29,089	329,972
Hysan Development Co., Ltd.	8,639	24,652
Kerry Properties, Ltd.	8,667	69,637
Kingboard Chemical Holdings Ltd.	7,955	47,338
Lee & Man Paper Manufacturing, Ltd.	5,348	23,491
Li & Fung, Ltd.	30,279	122,321
Lifestyle International Holdings, Ltd.	9,262	24,944
Link (The), REIT	29,168	63,144
Melco International Development, Ltd.	10,056	15,115
MTR Corp.	18,931	69,680
New World Development, Ltd. ADR	16,373	117,067
Noble Group Ltd.	13,995	23,626
NWS Holdings, Ltd.	5,458	17,429
Orient Overseas International, Ltd.	2,989	22,118
Pacific Basin Shipping, Ltd.	17,034	27,482
Parkson Retail Group, Ltd.	1,318	15,880
PCCW, Ltd. ADR	5,531	32,080
Shangri-La Asia, Ltd. ADR	792	49,770
Shui On Land, Ltd.	25,699	29,992
Shun Tak Holdings, Ltd.	15,851	24,923
Sino Land Co.	18,845	66,946
Sun Hung Kai Properties, Ltd. ADR	18,702	397,417
Swire Pacific, Ltd. ADR	11,426	159,393
Television Broadcasts, Ltd.	3,885	23,343
Tencent Holdings, Ltd.	12,113	91,732
Tingyi (Cayman Islands) Holding, Corp.	22,879	36,971
Wharf Holdings, Ltd.	16,702	87,501
Wharf Holdings, Ltd. Rights, expires 01/03/08 (a)	2,088	2,865
Wheelock and Co., Ltd.	6,239	19,203
Wing Hang Bank, Ltd.	2,409	36,054
Yue Yuen Industrial Holdings	7,946	28,534

		4,617,521
IRELAND – 0.7%

Allied Irish Bank ADR	5,990	275,181
Anglo Irish Bank Corp. PLC	5,201	83,189
Bank of Ireland ADR	3,361	203,139
CRH PLC ADR	7,445	259,682
Elan Corp. PLC ADR (a)	6,379	140,211
Experian Group Ltd. SP ADR	13,950	112,995
Irish Life & Permanent PLC	3,762	64,958
Kerry Group PLC, Class A	1,868	59,265
Kingspan Group PLC	1,738	26,300
Ryanair Holdings PLC (a)	4,964	33,871
Ryanair Holdings PLC ADR (a)	1,053	41,530

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 45

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

IRELAND (continued)

Smurfit Kappa Group PLC (a)	1,635	$26,756

		1,327,077
ITALY – 3.9%

A2A SpA	6,141	28,170
Alleanza Assicurazioni SpA	5,776	75,074
Assicurazioni Generali SpA	14,390	652,207
Autogrill SpA	1,389	23,659
Autostrade SpA	3,515	133,257
Banca Carige SpA	3,314	16,934
Banca Intesa SpA	105,103	831,334
Banca Intesa SpA	12,725	92,977
Banca Monte Dei Paschi di Siena SpA	15,070	81,137
Banca Popolare di Milano SCRL	5,664	77,180
Banche Popolari Unite SCRL	8,286	227,875
Banco Popolare SCRL (a)	9,126	202,275
Bulgari SpA	2,044	28,569
Enel SpA ADR	11,809	697,322
Eni SpA ADR	17,763	1,286,574
Fiat SpA ADR	9,688	249,950
Finmeccanica SpA	4,060	130,412
Fondiaria-Sai SpA	939	38,715
IFIL Investments SpA	2,480	23,387
Italcementi SpA	967	20,684
Italcementi SpA	719	11,248
Lottomatica SpA	930	34,047
Luxottica Group SpA ADR	1,889	59,485
Mediaset SpA	10,477	105,770
Mediobanca SpA	6,694	138,192
Mediolanum SpA	3,481	27,966
Parmalat SPA	21,381	83,152
Pirelli & Co. SpA (a)	39,276	43,240
Prysmian SpA (a)	1,842	45,487
Saipem SpA	1,806	72,428
Seat Pagine Gialle SpA	55,980	22,139
Snam Rete Gas SpA	12,013	76,753
Telecom Italia SpA (Ordinary) ADR	14,607	450,480
Telecom Italia SpA (Savings) ADR	8,223	193,240
Terna SpA	16,375	66,018
Unicredito Italiano SpA	127,436	1,058,287
Unipol Gruppo Finanziario SpA	3,986	13,724

		7,419,348
JAPAN – 19.5%

77 Bank, Ltd. (The)	4,707	29,452
Acom Co., Ltd. ADR	3,484	17,176
Advantest Corp. ADR	2,179	61,579
Aeon Co., Ltd.	8,736	128,090
Aeon Credit Service Co., Ltd.	1,178	17,504
Aeon Mall Co., Ltd.	865	22,842
Aiful Corp.	1,066	19,046
Aioi Insurance Co., Ltd.	4,386	20,730
Aisin Seiki Co., Ltd.	2,614	109,038
Ajinomoto Co., Inc.	9,075	103,248
Alfresa Holdings Corp.	385	23,228
All Nippon Airways Co., Ltd.	8,000	29,575
Alps Electric Co., Ltd.	2,354	30,533
Amada Co., Ltd.	4,992	43,881
Aoyama Trading Co., Ltd.	782	20,370
Aozora Bank, Ltd.	5,067	14,832
Asahi Breweries, Ltd.	5,609	94,994
Asahi Glass Co., Ltd.	12,948	173,737
Asahi Kasei Corp.	16,269	108,348
Asics Corp.	2,183	31,461
Astellas Pharma Inc.	7,311	318,709

	SHARES	VALUE (Note 2)

JAPAN (continued)

Bank of Kyoto Ltd. (The)	3,866	$45,887
Bank of Yokohama, Ltd. (The)	16,152	113,352
Benesse Corp.	943	40,264
Bridgestone Corp.	8,322	148,092
Brother Industries, Ltd.	1,799	23,237
Canon, Inc. ADR	14,557	667,147
Canon, Marketing Japan Inc.	1,027	19,121
Casio Computer Co., Ltd.	3,236	37,628
Central Japan Railway Co.	21	179,143
Chiba Bank, Ltd. (The)	10,387	84,610
Chiyoda Corp.	1,977	22,528
Chubu Electric Power Co., Inc.	9,072	236,717
Chugai Pharmaceutical Co., Ltd.	3,817	54,668
Chugoku Electric Power Co., Inc. (The)	1,899	36,972
Citizen Watch Co., Ltd.	4,671	45,533
Coca-Cola West Holdings Co., Ltd.	758	16,793
Cosmo Oil Co., Ltd.	7,519	28,268
Credit Saison Co., Ltd.	2,227	61,000
CSK Holdings Corp.	856	27,738
Dai Nippon Printing Co., Ltd.	8,473	124,613
Daicel Chemical Industries Ltd.	3,735	22,400
Daido Steel Co., Ltd.	4,447	33,398
Daihatsu Motor Co., Ltd.	1,311	12,334
Daiichi Sankyo Co., Ltd.	9,528	293,392
Daikin Industries, Ltd.	3,553	199,094
Dainippon Ink & Chemicals, Inc.	8,656	43,390
Dainippon Sumitomo Pharma Co., Ltd.	1,094	8,010
Daito Trust Construction Co., Ltd.	1,098	60,839
Daiwa House Industry Co., Ltd.	6,959	89,888
Daiwa Securities Group, Inc.	18,210	165,612
Denki Kagaku Kogyo Kabushiki Kaisha	6,383	27,825
Denso Corp.	6,635	272,016
Dentsu Inc.	27	71,539
Dowa Holdings Co., Ltd.	3,731	26,184
Dowa Mining Co., Ltd. Rights, expires 01/29/10 (a)	2,165	740
East Japan Railway Co.	46	379,645
Ebara Corp.	5,192	17,754
Eisai Co., Ltd. ADR	3,440	136,052
Electric Power Development Co., Ltd.	2,046	76,371
Elpida Memory, Inc. (a)	1,325	46,019
FamilyMart Co., Ltd.	800	24,992
Fanuc, Ltd.	2,615	254,677
Fast Retailing Co., Ltd.	724	51,717
Fuji Electric Holdings Co., Ltd.	7,640	26,740
Fuji Heavy Industries, Ltd.	4,006	18,718
Fuji Television Network, Inc.	6	9,936
Fujifilm Holdings Corp.	6,671	282,449
Fujikura Ltd.	4,878	24,802
Fujitsu, Ltd.	25,423	171,360
Fukuoka Financial Group, Inc.	10,254	60,029
Furukawa Electric Co. (The)	8,673	33,694
Gunma Bank, Ltd. (The)	5,167	34,134
Hachijuni Bank, Ltd. (The)	5,489	37,047
Hakuhodo DY Holdings, Inc.	318	17,648
Hankyu Hanshin Holdings, Inc.	16,482	71,260
Haseko Corp. (a)	14,391	24,862
Hikari Tsushin, Inc.	358	12,241
Hino Motors, Ltd.	3,528	22,959
Hirose Electric Co., Ltd.	437	50,540
Hiroshima Bank, Ltd. (The)	6,826	37,028
Hitachi Cable Ltd.	2,297	13,653
Hitachi Chemical Co., Ltd.	1,415	32,615

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 46

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

JAPAN (continued)

Hitachi Construction Machinery Co., Ltd.	1,468	$44,021
Hitachi High-Technologies Corp.	940	20,573
Hitachi Ltd. ADR	4,596	336,151
Hitachi Metals, Ltd.	1,125	15,186
Hokkaido Electric Power Co., Inc.	2,497	54,091
Hokuhoku Financial Group, Inc.	16,142	46,960
Hokuriku Electric Power Co.	1,203	25,091
Honda Motor Co., Ltd., ADR	21,282	705,285
Hoya Corp. ADR	5,639	176,501
Ibiden Co., Ltd.	1,745	121,056
Idemitsu Kosan Co., Ltd.	273	28,958
INPEX Holdings, Inc.	11	119,142
Isetan Co., Ltd.	2,612	35,516
Ishikawajima-Harima Heavy Industries Co., Ltd.	18,018	37,579
Isuzu Motors, Ltd.	9,841	44,750
Ito En, Ltd.	809	15,388
Itochu Corp.	20,546	200,835
Itochu Techno-Solutions Corp.	419	14,102
J. Front Retailing Co., Ltd. (a)	5,854	51,725
Jafco Co., Ltd.	428	14,099
Japan Airlines System Corp. (a)	12,000	27,391
Japan Petroleum Exploration Co., Ltd.	390	28,522
Japan Prime Realty Investment Corp., REIT	8	32,225
Japan Real Estate Investment Corp., REIT	5	62,659
Japan Retail Fund Investment Corp., REIT	5	35,671
Japan Steel Works Ltd., (The)	4,816	71,002
Japan Tobacco, Inc.	61	364,750
JFE Holdings, Inc.	7,936	402,075
JGC Corp.	2,828	48,831
Joyo Bank, Ltd. (The)	9,140	51,135
JS Group Corp.	3,631	58,147
JSR Corp.	2,444	63,115
JTEKT Corp.	2,621	47,158
Jupiter Telecommunications Co., Ltd. (a)	60	51,130
Kajima Corp.	12,264	40,069
Kamigumi Co., Ltd.	3,557	25,758
Kaneka Corp.	4,148	34,383
Kansai Electric Power Co., Inc. (The)	10,510	245,075
Kansai Paint Co., Ltd.	2,976	21,551
Kao Corp. ADR	712	216,484
Kawasaki Heavy Industries, Ltd. ADR	4,822	56,176
Kawasaki Kisen Kaisha, Ltd.	7,661	75,297
KDDI Corp.	34	253,216
Keihin Electric Express Railway Co., Ltd.	5,867	36,080
Keio Electric Railway Co., Ltd.	7,894	47,909
Keisei Electric Railway Co., Ltd.	4,000	21,412
Keyence Corp.	480	118,459
Kikkoman Corp.	2,018	27,764
Kinden Corp.	1,634	12,842
Kintetsu Corp.	22,183	68,903
Kirin Brewery Co., Ltd. ADR	10,748	154,771
Kobe Steel, Ltd.	36,132	117,729
Komatsu, Ltd. ADR	3,066	332,692
Konami Corp. ADR	1,273	41,411
Konica Minolta Holdings, Inc.	6,530	115,677
Kubota Corp. ADR	2,997	100,699
Kuraray Co., Ltd.	4,963	60,374
Kurita Water Industries, Ltd.	1,540	46,731

	SHARES	VALUE (Note 2)

JAPAN (continued)

Kyocera Corp. ADR	2,219	$193,541
Kyowa Hakko Kogyo Co., Ltd.	4,358	46,578
Kyushu Electric Power Co., Inc.	5,177	127,438
Lawson, Inc.	856	30,343
Leopalace21 Corp.	1,742	46,936
Mabuchi Motor Co., Ltd.	385	23,228
Makita Corp.	1,572	66,699
Marubeni Corp.	22,491	159,651
Marui Co., Ltd.	4,528	44,706
Matsui Securities Co., Ltd.	1,653	13,095
Matsushita Electric Industrial Co., Ltd. ADR	26,780	547,383
Matsushita Electric Works, Ltd.	5,125	56,748
Mazda Motor Corp.	6,276	31,348
Mediceo Paltac Holdings Co., Ltd.	1,990	29,481
Meiji Dairies Corp.	3,599	18,363
Millea Holdings, Inc. ADR	10,126	337,196
Minebea Co., Ltd. ADR	2,451	31,128
Mitsubishi Chemical Holdings Corp.	16,022	123,053
Mitsubishi Corp. ADR	9,224	505,014
Mitsubishi Electric Corp.	26,371	275,713
Mitsubishi Estate Co., Ltd.	16,036	386,851
Mitsubishi Gas Chemical Co., Inc.	5,278	51,970
Mitsubishi Heavy Industries, Ltd.	43,735	188,305
Mitsubishi Logistics Corp.	1,560	17,511
Mitsubishi Materials Corp.	15,377	65,794
Mitsubishi Motors Corp. (a)	24,355	41,204
Mitsubishi Rayon Co., Ltd.	7,369	35,818
Mitsubishi UFJ Financial Group Inc. ADR	118,575	1,106,305
Mitsubishi UFJ Financial Group, Inc.	3,306	30,982
Mitsubishi UFJ Lease & Finance Co., Ltd.	548	18,199
Mitsui & Co., Ltd. ADR	1,159	494,024
Mitsui Chemicals, Inc.	8,646	56,807
Mitsui Engineering & Shipbuilding Co., Ltd.	10,206	39,832
Mitsui Fudosan Co., Ltd.	11,427	248,558
Mitsui Mining & Smelting Co., Ltd.	7,819	31,356
Mitsui O.S.K. Lines, Ltd.	14,804	188,967
Mitsui Sumitomo Insurance Co.	16,519	160,880
Mitsui Trust Holdings, Inc.	9,899	75,938
Mitsukoshi, Ltd.	5,622	25,565
Mitsumi Electric Co., Ltd.	1,111	37,791
Mizuho Financial Group, Inc.	135	645,303
Mizuho Trust & Banking Co., Ltd.	8,571	15,958
Murata Manufacturing Co., Ltd.	2,920	169,374
Namco Bandai Holdings, Inc.	2,845	44,490
NEC Corp. ADR	27,695	124,627
NEC Electronics Corp. (a)	506	12,071
NGK Insulators, Ltd.	3,649	98,970
NGK Spark Plug Co., Ltd.	2,349	41,128
NHK Spring Co., Ltd.	1,998	18,403
Nidec Corp.	1,482	109,842
Nikko Cordial Corp.	5,326	79,236
Nikon Corp.	4,368	151,315
Nintendo Co., Ltd.	1,353	810,238
Nippon Building Fund, Inc., REIT	6	84,322
Nippon Electric Glass Co., Ltd.	4,579	74,844
Nippon Express Co., Ltd.	10,872	55,958
Nippon Meat Packers, Inc.	2,494	25,160
Nippon Mining Holdings, Inc.	12,036	77,141
Nippon Oil Corp.	16,987	138,219
Nippon Paper Group Inc.	12	36,092

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 47

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

JAPAN (continued)

Nippon Sheet Glass Co., Ltd.	8,223	$42,030
Nippon Shokubai Co., Ltd.	1,729	16,638
Nippon Steel Corp.	78,955	489,074
Nippon Telegraph & Telephone ADR	14,206	350,320
Nippon Yusen Kabushiki Kaisha	15,108	120,090
Nipponkoa Insurance Co., Ltd.	4,795	43,651
NISHI-NIPPON City Bank Ltd.	9,241	23,161
Nissan Chemical Industries, Ltd.	2,016	26,365
Nissan Motor Co., Ltd. ADR	15,422	334,966
Nisshin Seifun Group, Inc.	2,626	26,397
Nisshin Steel Co., Ltd.	10,857	38,194
Nisshinbo Industries, Inc.	2,034	24,889
Nissin Food Products Co., Ltd.	1,218	39,359
Nitori Co., Ltd.	503	24,134
Nitto Denko Corp.	2,253	119,391
NOK Corp.	1,536	32,654
Nomura Holdings, Inc. ADR	24,144	404,412
Nomura Real Estate Holdings, Inc.	713	17,232
Nomura Real Estate Office Fund, Inc., REIT	3	28,465
Nomura Research	1,535	50,564
NSK, Ltd.	6,018	62,811
NTN Corp.	5,457	47,431
NTT Data Corp.	17	75,630
NTT DoCoMo, Inc. ADR	21,918	359,455
NTT Urban Development Corp.	16	25,923
Obayashi Corp.	8,369	42,102
Obic Co., Ltd.	95	17,569
Odakyu Electric Railway Co., Ltd.	8,549	54,409
Oji Paper Co., Ltd.	11,620	57,104
OKUMA Corp.	1,958	21,102
Olympus Corp.	3,147	130,145
Omron Corp. ADR	2,890	70,516
Ono Pharmaceutical Co., Ltd.	660	30,839
Onward Kashiyama Co., Ltd.	1,888	19,368
Oracle Corp., Japan	520	22,948
Oriental Land Co., Ltd.	683	41,207
Orix Corp. ADR	2,498	211,805
Osaka Gas Co., Ltd.	27,457	108,388
Otsuka Corp.	216	18,542
Pioneer Corp.	2,089	18,886
Promise Co., Ltd.	1,012	25,183
Rakuten, Inc.	89	43,817
Resona Holdings, Inc.	78	140,339
Ricoh Co., Ltd. ADR	1,829	166,896
Rohm Co., Ltd.	1,378	120,266
Sankyo Co., Ltd., Gunma	733	34,053
Santen Pharmaceutical Co., Ltd.	1,007	24,924
Sanyo Electric Co., Ltd. (a)	21,717	29,937
Sapporo Hokuyo Holdings, Inc.	4	35,662
Sapporo Holdings, Ltd.	3,494	28,148
SBI E*TRADE Securitioes Co., Ltd.	20	18,619
SBI Holdings, Inc.	127	34,730
Secom Co., Ltd.	2,865	156,695
Sega Sammy Holdings Inc. ADR	10,822	32,574
Seiko Epson Corp.	1,742	37,814
Sekisui Chemical Co., Ltd.	6,258	42,181
Sekisui House, Ltd. ADR	6,776	70,877
Seven & I Holdings Co., Ltd.	11,225	327,561
Sharp Corp.	13,641	245,432
Shikoku Electric Power Co., Inc.	1,270	34,048
Shimamura Co., Ltd.	299	25,507
Shimano, Inc.	932	33,788
Shimizu Corp.	8,070	35,252

	SHARES	VALUE (Note 2)

JAPAN (continued)

Shin-Etsu Chemical Co., Ltd.	5,602	$352,021
Shinko Electric Industries Co., Ltd.	922	18,858
Shinko Securities Co., Ltd.	7,195	29,755
Shinsei Bank, Ltd.	19,103	69,767
Shionogi & Co., Ltd.	4,073	72,006
Shiseido Co., Ltd.	4,635	109,740
Shizuoka Bank, Ltd. (The)	7,862	86,351
Showa Denko Kabushiki Kaisha	15,263	54,650
Showa Shell Sekiyu Kabushiki Kaisha	2,571	28,537
SMC Corp.	785	93,597
Softbank Corp.	10,086	208,554
Sojitz Corp.	13,847	50,199
Sompo Japan Insurance, Inc.	11,457	103,684
Sony Corp. ADR	13,687	743,204
Sony Financial Holdings Inc.	12	45,867
Square Enix Co., Ltd.	681	20,848
Stanley Electric Co., Ltd.	2,055	51,322
Sumco Corp.	1,562	45,022
Sumitomo Chemical Co., Ltd.	21,461	191,529
Sumitomo Corp. ADR	14,506	205,260
Sumitomo Electric Industries, Ltd.	10,232	162,756
Sumitomo Heavy Industries, Ltd.	7,852	72,395
Sumitomo Metal Industries, Ltd. ADR	5,574	260,306
Sumitomo Metal Mining Co.	7,509	128,382
Sumitomo Mitsui Financial Group, Inc.	90	674,305
Sumitomo Realty & Development	5,197	128,628
Sumitomo Rubber Industries, Inc.	2,333	20,842
Sumitomo Titanium Corp.	251	18,738
Sumitomo Trust & Banking Co., Ltd. ADR	17,143	112,458
Suruga Bank Ltd.	2,712	29,568
Suzuken Co., Ltd.	897	32,037
Suzuki Motor Corp.	2,409	72,670
T&D Holdings, Inc.	2,689	138,885
Taiheiyo Cement Corp.	12,319	29,442
Taisei Corp.	13,077	35,351
Taisho Pharmaceutical Co., Ltd.	1,968	37,875
Taiyo Nippon Sanso Corp.	3,850	36,151
Taiyo Yuden Co., Ltd.	1,397	22,547
Takashimaya Co., Ltd.	4,063	49,099
Takeda Pharmaceutical Co., Ltd.	11,528	677,966
Takefuji Corp.	1,507	36,624
Tanabe Seiyaku Co., Ltd.	2,921	27,690
TDK Corp. ADR	1,727	128,074
Teijin, Ltd.	12,097	51,868
Terumo Corp.	2,302	121,163
THK Co., Ltd.	1,724	34,954
Tobu Railway Co., Ltd.	11,132	52,015
Toho Co., Ltd.	1,547	34,965
Toho Titanium Co., Ltd.	373	11,219
Tohoku Electric Power Co., Inc.	5,833	131,577
Tokai Rika Co., Ltd.	707	22,150
Tokuyama Corp.	3,009	30,248
Tokyo Broadcasting System, Inc.	500	10,742
Tokyo Electric Power Co., Inc. (The)	16,615	429,820
Tokyo Electron, Ltd.	2,341	143,752
Tokyo Gas Co., Ltd.	30,678	143,621
Tokyo Steel Manufacturing Co., Ltd.	1,481	16,518
Tokyo Tatemono Co., Ltd.	3,906	36,992
Tokyu Corp.	15,002	98,702
Tokyu Land Corp.	5,822	50,134
TonenGeneral Sekiyu K.K.	3,981	39,306
Toppan Printing Co., Ltd.	7,635	75,110
Toray Industries, Inc.	18,168	142,300

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 48

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

JAPAN (continued)

Toshiba Corp.	41,731	$312,660
Tosoh Corp.	6,563	28,258
Toto Ltd.	3,804	30,203
Toyo Seikan Kaisha, Ltd.	2,217	39,333
Toyo Suisan Kaisha, Ltd.	1,210	21,987
Toyoda Gosei Co., Ltd.	887	31,521
Toyota Boshoku Corp.	896	29,114
Toyota Industries Corp.	2,446	100,060
Toyota Motor Corp., ADR	18,473	1,961,278
Toyota Tsusho Corp.	2,899	78,628
Trend Micro Inc.	1,406	50,342
Ube Industries, Ltd.	13,080	44,609
Uni-Charm Corp.	565	35,757
UNY Co., Ltd.	2,454	21,066
Urban Corp.	2,321	31,060
Ushio, Inc.	1,524	33,559
USS Co., Ltd.	334	20,779
West Japan Railway Co.	23	114,264
Yahoo! Japan Corp.	206	92,199
Yakult Honsha Co., Ltd.	1,440	33,320
Yamada Denki Co., Ltd.	1,180	134,884
Yamaha Corp.	2,396	54,798
Yamaha Motor Co., Ltd.	2,540	61,502
Yamato Holdings Co., Ltd.	5,304	76,487
Yamato Kogyo Co., Ltd.	594	24,459
Yamazaki Baking Co., Ltd.	1,503	14,719
Yaskawa Electric Corp.	2,996	40,871
Yokogawa Electric Corp.	2,933	32,240
Zeon Corp.	2,312	13,949

		37,459,650
LUXEMBOURG – 0.6%

ArcelorMittal	12,384	957,902
Millicom International Cellular SA, SDR (a)	447	51,732
SES, FDR	2,062	54,266

		1,063,900
MALAYSIA – 0.0%

Genting International PLC (a)	33,043	15,724
NETHERLANDS – 4.7%

Aegon NV ADR	19,932	349,408
Akzo Nobel NV ADR	3,710	296,429
ASML Holding NV	5,591	174,942
Corio NV	551	44,630
European Aeronautic Defence and Space Co., NV	4,467	142,571
Fugro NV	792	61,140
Heineken Holding NV	752	42,582
Heineken NV	3,343	216,131
Ing Groep NV ADR	25,640	997,652
James Hardie Industries NV ADR	1,276	35,932
Koninklijke Ahold NV SP ADR (a)	17,228	237,746
Koninklijke DSM NV	7,994	93,530
Koninklijke Philips Electronics NV	15,595	666,686
Randstad Holdings NV	713	28,167
Reed Elsevier NV ADR	4,894	194,047
Royal Dutch Shell PLC, Class A ADR	18,827	1,562,641
Royal Dutch Shell PLC, Class B ADR	25,042	2,108,536
Royal KPN NV ADR	26,317	477,654
SBM Offshore NV	1,924	60,761
TNT NV ADR	5,481	224,721
TomTom NV (a)	692	52,105
Unilever NV	23,399	853,128
Vedior NV	2,356	59,316

	SHARES	VALUE (Note 2)

NETHERLANDS (continued)

Wolters Kluwer NV ADR	4,002	$130,305

		9,110,760
NEW ZEALAND – 0.1%

Auckland International Airport, Ltd.	13,337	29,867
Contact Energy, Ltd.	3,934	24,946
Fletcher Building, Ltd.	6,793	60,117
Sky City Entertainment Group, Ltd.	6,322	22,379
Telecom Corp. of New Zealand, Ltd. ADR	4,871	80,907

		218,216
NORWAY – 0.9%

Aker Kvaerner ASA	2,253	59,957
DNB NOR ASA	10,034	153,378
Norsk Hydro ASA, ADR	9,655	134,687
Orkla ASA	11,369	220,372
PAN Fish ASA (a)	35,605	22,885
Petroleum Geo-Services ASA	2,333	67,779
Prosafe ASA	2,510	43,684
Renewable Energy Corp. AS (a)	2,361	120,010
StatoilHydro ASA, SP ADR	17,515	534,558
Storebrand ASA	5,578	58,247
Telenor ASA, ADR	3,821	274,921
Yara International ASA, ADR	2,481	114,870

		1,805,348
PORTUGAL – 0.4%

Banco BPI SA	3,111	24,380
Banco Comercial Portugues SA, Class R	24,640	105,193
Banco Espirito Santo SA	3,070	67,327
Brisa-Auto Estradas de Portugal SA	4,094	60,156
Cimpor Cimentos de Portugal SA	2,751	24,133
Energias de Portugal ADR	2,744	178,634
Portugal Telecom SGPS SA ADR	10,783	140,395
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	1,401	19,561
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	2,857	38,569
Sonae SGPS SA	10,917	31,603

		689,951
SINGAPORE – 1.1%

Allgreen Properties, Ltd.	9,765	10,108
Ascendas Real Estate Investment Trust, REIT	13,552	23,160
Capitacommerical Trust, REIT	13,222	22,412
CapitaLand, Ltd. ADR	10,526	93,681
CapitalMall Trust, REIT	15,872	38,151
City Developments Ltd.	6,825	67,328
ComfortDelgro Corp., Ltd.	25,505	32,425
Cosco Corp. Singapore, Ltd.	10,669	42,841
DBS Group Holdings ADR	3,878	221,434
Fraser And Neave, Ltd.	11,315	46,378
Jardine Cycle & Carriage, Ltd.	1,851	28,033
Keppel Corp., Ltd. ADR	7,546	137,714
Keppel Land, Ltd.	4,912	24,842
Neptune Orient Lines Ltd. ADR	1,498	16,044
Olam International Ltd.	8,486	16,861
Oversea-Chinese Banking Corp., Ltd.	34,132	196,571
Parkway Holdings, Ltd.	8,405	23,123
SembCorp Industries, Ltd.	12,127	48,864
SembCorp Marine Ltd.	11,231	31,522
Singapore Airlines, Ltd.	7,174	86,619

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 49

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

SINGAPORE (continued)

Singapore Exchange, Ltd.	10,857	$101,220
Singapore Land, Ltd.	1,689	9,387
Singapore Press Holdings, Ltd.	20,550	64,243
Singapore Technologies Engineering, Ltd.	18,253	47,552
Singapore Telecommunications, Ltd. ADR	10,852	295,174
United Overseas Bank, Ltd. ADR	8,317	231,213
Uol Group Ltd.	7,054	22,150
Venture Corp., Ltd.	3,174	28,224
Yanlord Land Group, Ltd.	6,054	13,963

		2,021,237
SPAIN – 4.4%

Abertis Infraestructuras SA	3,485	112,299
Acciona SA	390	123,648
Acerinox SA	2,125	52,288
ACS Actividades Cons y Servicios SA	2,889	171,700
Altadis SA	3,495	254,012
Antena 3 de Television SA	1,152	17,668
Banco Bilbao Vizcaya ADR	51,145	1,240,266
Banco de Sabadell SA	6,681	72,381
Banco Popular Espanol SA	11,610	198,601
Banco Santander Central Hispano SA ADR	85,346	1,838,353
Bankinter SA	1,896	34,789
Cintra Concesiones de Infraestructuras de Transporte SA	2,956	44,641
Fomento de Construcciones y Contratas SA	624	46,893
Gamesa Corporacion Tecnologica, SA	2,324	108,662
Gas Natural SDG SA	1,528	89,405
Gestevision Telecinco SA	1,346	34,458
Grupo Ferrovial SA	861	60,575
Iberdrola Renovables(a)	10,597	87,538
Iberdrola SA	51,109	777,130
Iberia Lineas Aereas de Espana	6,501	28,514
Inditex SA	2,977	182,893
Indra Sistemas SA	1,568	42,595
Mapfre SA	7,762	34,159
Promotora de Informaciones SA	1,045	19,618
Red Electrica de Espana	1,477	93,375
Repsol SA ADR	10,829	385,837
Sacyr Vallehermoso SA	1,165	45,308
Sociedad General de Aguas de Barcelona SA	819	32,965
Sogecable SA(a)	657	26,320
Telefonica SA ADR	20,288	1,979,906
Union Fenosa SA	1,455	98,259
Zardoya Otis SA	1,573	44,547

		8,379,603
SWEDEN – 2.2%

Alfa Laval AB	1,295	72,933
Assa Abloy AB - Class B	4,258	85,480
Atlas Copco AB, Class A ADR	9,164	138,376
Atlas Copco AB, Class B ADR	5,707	77,925
Boliden AB	3,950	49,656
Electrolux AB, Class B ADR	1,736	58,243
Getinge AB	2,313	62,091
Hennes & Mauritz AB, Class B	6,478	394,401
Holmen AB, Class B	721	26,773
Husqvarna AB ADR	1,920	45,696
Investor AB, Class B	3,108	70,689
Lundin Petroleum AB (a)	3,217	33,598

	SHARES	VALUE (Note 2)

SWEDEN (continued)

Modern Times Group AB, Class B	703	$49,490
Nordea Bank AB	28,319	473,210
Sandvik AB ADR	12,950	220,797
SAS AB (a)	1,010	12,970
Scania AB, Class B	4,913	117,063
Securitas AB, Class B	4,273	59,501
Skandinaviska Enskilda Banken AB, Class A	6,333	162,166
Skanska AB	5,135	96,929
SKF AB - B Shares ADR	5,538	94,146
Ssab Svenskt Staal AB - Series A	2,580	70,256
Ssab Svenskt Staal AB - Series B	1,135	27,922
Svenska Cellulosa AB ADR	7,677	135,499
Svenska Handelsbanken AB	6,731	215,577
Swedbank AB, Class A	2,461	69,681
Swedish Match AB	3,643	87,084
TELE2 AB, Class B	4,159	83,332
Telefonaktiebolaget LM Ericsson ADR	20,228	472,324
TeliaSonera AB	30,638	286,793
Volvo AB	6,473	108,164
Volvo AB, Class A ADR	14,848	244,992

		4,203,757
SWITZERLAND – 7.0%

Abb, Ltd.	28,660	825,408
Actelion, Ltd., Registered (a)	1,309	60,181
Adecco SA, Registered	1,799	97,300
Ciba Specialty Chemicals AG ADR	1,934	44,385
Compagnie Financiere Richemont AG Class A	7,123	488,855
Credit Suisse Group ADR	14,929	897,233
EFG International, Registered	600	24,113
Geberit AG	539	74,031
Givaudan SA, Registered	89	85,765
Holcim Ltd.	2,738	293,353
Julius Baer Holding AG, Registered	1,447	119,630
Kuehne & Nagel International AG	737	70,631
Lindt & Spruengli AG	11	38,087
Logitech International SA (a)	2,243	82,183
Logitech International SA (a)	818	29,999
Lonza Group AG, Registered	620	75,244
Nestle SA ADR	21,874	2,504,573
Nobel Biocare Holding AG	323	86,445
Novartis AG ADR	31,654	1,719,129
OC Oerlikon Corp. AG (a)	87	36,367
Pargesa Holding SA	184	20,559
Roche Holding AG ADR	19,175	1,637,545
Schindler Holding AG	695	44,813
SGS SA	64	76,258
Sonova Holding AG	634	71,624
STMicroelectronics NV	9,315	133,204
Straumann Holding AG	106	29,235
Sulzer AG	40	58,826
Swatch Group AG	442	133,227
Swatch Group AG, Class B	718	42,396
Swiss Life Holding	461	115,235
Swiss Reinsurance Co. ADR	4,854	344,634
Swisscom AG ADR	3,102	120,047
Syngenta AG ADR	7,101	359,737
Synthes Inc.	810	100,593
UBS AG, Registered	28,727	1,329,590
Xstrata PLC	8,619	616,452
Zurich Financial Services ADR	19,829	578,015

		13,464,902

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 50

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

UNITED KINGDOM – 19.7%

3i Group PLC	5,351	$106,840
Acergy SA ADR	2,660	58,440
Alliance & Leicester PLC	2,678	34,544
Amec PLC	4,557	76,062
Anglo American PLC	18,352	1,125,181
Antofagasta PLC	2,691	38,408
ARM Holdings PLC ADR	6,052	44,785
Associated British Foods PLC	2,431	43,528
AstraZeneca PLC, SP ADR	20,415	874,170
Aviva PLC	35,413	474,420
BAE Systems PLC ADR	11,502	457,780
Balfour Beatty PLC	5,886	58,261
Barclays PLC ADR	22,326	901,301
Barratt Developments PLC	4,018	36,432
Berkeley Group Holdings PLC (The) (a)	1,154	31,012
BG Group PLC ADR	9,266	1,058,640
BHP Billiton PLC	15,759	966,027
BP PLC ADR	43,523	3,184,578
British Airways ADR (a)	785	47,493
British American Tobacco PLC ADR	10,476	822,995
British Energy Group PLC	14,009	153,096
British Land Co. PLC ADR	7,118	133,462
British Sky Broadcasting Group PLC, ADR	3,887	190,152
BT Group PLC ADR	11,174	602,502
Bunzl PLC ADR	919	66,168
Burberry Group PLC	5,972	67,702
Cable & Wireless PLC	32,570	120,591
Cadbury Schweppes PLC ADR	7,173	354,131
Capita Group PLC	8,179	113,642
Carnival PLC ADR	2,333	102,209
Carphone Warehouse Group PLC	5,511	37,792
Centrica PLC ADR	5,008	360,826
Cobham PLC	15,475	64,382
Compass Group PLC ADR	27,176	167,132
Daily Mail & General Trust	4,037	39,919
Diageo PLC ADR	9,080	779,336
DSG International PLC	25,172	49,732
Emap PLC, Class B	2,945	53,933
Enterprise Inns PLC	7,350	71,253
Firstgroup PLC	5,936	96,302
Friends Provident PLC (a)	24,936	81,108
GKN PLC ADR	9,613	53,448
GlaxoSmithKline PLC ADR	39,011	1,965,764
Group 4 Securicor PLC	15,728	76,627
Hammerson PLC, REIT	3,965	80,901
Hays PLC	19,844	45,624
HBOS PLC ADR	51,140	761,986
Home Retail Group	11,974	78,180
HSBC Holdings PLC ADR	31,962	2,675,539
ICAP PLC	7,063	102,143
IMI PLC	4,540	35,585
Imperial Chemical Industries PLC ADR	4,077	206,092
Imperial Tobacco Group ADR	4,622	495,848
Inchcape PLC	6,046	45,553
Intercontinental Hotels Group PLC ADR	4,082	71,027
International Power PLC ADR	2,046	188,744
Invensys PLC ADR (a)	10,865	47,263
Investec PLC	5,381	48,228
ITV PLC	53,071	90,219
J Sainsbury PLC ADR	5,333	177,856
Johnson Matthey PLC ADR	1,481	112,926
Kazakhmys PLC	1,435	39,163

	SHARES	VALUE (Note 2)

UNITED KINGDOM (continued)

Kelda Group PLC	3,764	$81,288
Kesa Electricals PLC	7,226	33,587
Kingfisher PLC ADR	15,980	91,885
Ladbrokes PLC ADR	8,594	55,603
Land Securities Group PLC, REIT	6,420	192,462
Legal & General Group PLC ADR	17,835	230,072
Liberty International PLC, REIT	3,465	74,285
Lighthouse Caledonia ASA (a)	356	338
Lloyds Tsb Group PLC ADR	19,239	724,348
LogicaCMG PLC	20,999	49,220
London Stock Exchange Group PLC	1,515	59,682
Lonmin PLC	1,057	65,079
Man Group PLC	18,724	212,078
Marks & Spencer Group PLC ADR	3,868	254,514
Meggitt PLC	8,939	59,210
Mitchells & Butlers PLC	5,493	46,362
Mondi PLC	5,069	42,888
National Express Group PLC	1,792	44,304
National Grid PLC ADR	7,363	614,442
Next PLC	3,050	98,599
Old Mutual PLC	71,317	237,932
Pearson PLC ADR	11,009	159,410
Persimmon PLC	3,918	62,394
Prudential Corp. PLC ADR	16,784	480,694
Punch Taverns PLC	3,628	55,212
Reckitt Benckiser Group PLC	8,321	482,670
Reed Elsevier PLC SP ADR	4,365	235,273
Rentokil Initial PLC ADR	4,952	59,424
Resolution PLC	9,357	132,618
Reuters Group PLC ADR	2,862	218,027
Rexam PLC ADR	1,751	74,330
Rio Tinto PLC ADR	3,416	1,434,378
Rolls-Royce Group PLC SP ADR	4,930	271,643
Royal & Sun Alliance Insurance Group PLC ADR	43,331	127,830
Royal Bank of Scotland Group PLC	136,634	1,207,610
SABmiller PLC ADR	12,306	351,336
Sage Group PLC (The)	17,768	81,349
Schroders PLC	1,542	39,965
Scottish & Newcastle PLC	10,948	161,596
Scottish & Southern Energy ADR	11,763	391,120
Segro PLC, REIT	5,946	55,630
Serco Group PLC	6,532	60,105
Severn Trent PLC	3,198	97,144
Shire PLC	3,799	86,891
Signet Group PLC	18,908	26,253
Signet Group PLC ADR	2,327	32,811
Smith & Nephew PLC ADR	2,545	146,134
Smiths Group PLC	5,251	105,892
Stagecoach Group PLC	7,239	41,069
Standard Chartered PLC	9,085	333,481
Standard Life PLC	28,743	144,613
Stolt-Nielsen SA	437	13,038
Tate & Lyle PLC ADR	1,671	58,736
Taylor Woodrow PLC	15,638	63,268
Tesco PLC ADR	36,068	1,011,707
Thomas Cook Group PLC (a)	6,675	37,470
Tomkins PLC ADR	2,993	41,752
Travis Perkins PLC	1,586	38,011
Tui Travel PLC (a)	7,628	44,604
Tullow Oil PLC	9,794	127,016
Unilever PLC ADR	17,878	668,995
United Business Media PLC	3,465	44,798
United Utilities PLC ADR	6,004	177,418

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 51

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

UNITED KINGDOM (continued)

Vedanta Resources PLC	981	$39,954
Vodafone Group PLC ADR	72,142	2,692,339
Whitbread PLC	2,692	75,013
William Hill PLC	4,817	50,293
William Morrison Supermarkets PLC	16,446	105,415
Wolseley PLC ADR	9,011	130,750
WPP Group PLC, SP ADR	3,170	203,799
Yell Group PLC	10,635	84,892

		37,679,331

TOTAL COMMON STOCKS
(Cost $158,300,860)		188,408,995

EXCHANGE TRADED FUNDS – 1.1%

UNITED STATES – 1.1%

iShares MSCI EAFE Index Fund	25,381	1,993,678

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,093,645)		1,993,678

PREFERENCE STOCKS – 0.4%

GERMANY – 0.4%

Bayerische Motoren Werke AG	249	13,215
Fresenius SE	533	44,341
Henkel KGaA	2,431	136,590
Porsche AG	119	241,123
ProSiebensat.1 Media AG	1,120	26,838
Rwe AG ADR	532	64,613
Volkswagen AG	1,436	209,951

		736,671
ITALY – 0.0%

IFI Istituto Finanziario Industriale SpA(a)	786	26,776

Unipol SpA	12,276	38,902

		65,678
JAPAN – 0.0%

Ito En, Ltd.	227	3,242

TOTAL PREFERENCE STOCKS
(Cost $533,083)		805,591

TOTAL INVESTMENTS - 99.8%
(Cost $160,927,588)		191,208,264
OTHER ASSETS LESS LIABILITIES - 0.2%		469,212

TOTAL NET ASSETS - 100.0%		$191,677,476

(a)	Non-income producing.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

COUNTRY	MARKET VALUE	% OF TOTAL NET ASSETS

UNITED KINGDOM	$37,679,331	19.7%
JAPAN	37,462,892	19.5%
FRANCE	19,017,452	9.9%
GERMANY	18,162,322	9.5%
SWITZERLAND	13,464,902	7.0%
AUSTRALIA	12,346,038	6.4%
NETHERLANDS	9,110,760	4.7%
SPAIN	8,379,603	4.4%
ITALY	7,485,026	3.9%
HONG KONG	4,617,521	2.4%
SWEDEN	4,203,757	2.2%
FINLAND	3,541,501	1.8%
BELGIUM	2,264,854	1.2%
SINGAPORE	2,021,237	1.1%
UNITED STATES	1,993,678	1.1%
NORWAY	1,805,348	0.9%
DENMARK	1,729,859	0.9%
GREECE	1,462,105	0.8%
IRELAND	1,327,077	0.7%
LUXEMBOURG	1,063,900	0.6%
AUSTRIA	1,062,292	0.6%
PORTUGAL	689,951	0.4%
NEW ZEALAND	218,216	0.1%
BERMUDA	82,918	0.0%
MALAYSIA	15,724	0.0%
OTHER ASSETS LESS LIABILITIES	469,212	0.2%

	$191,677,476	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 52

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

BANKS	$29,051,583	15.2%
OIL & GAS	14,064,821	7.3%
TELECOMMUNICATIONS	12,566,940	6.6%
PHARMACEUTICALS	10,476,381	5.5%
INSURANCE	9,766,282	5.1%
FOOD	9,057,926	4.7%
MINING	8,342,615	4.4%
ELECTRIC	7,881,333	4.1%
AUTO MANUFACTURERS	6,743,696	3.5%
DIVERSIFED FINANCIAL SERVICES	5,789,908	3.0%
CHEMICALS	5,689,827	3.0%
REAL ESTATE	4,644,245	2.4%
ELECTRONICS	4,573,204	2.4%
RETAIL	3,759,695	2.0%
MANUFACTURERS	3,632,069	1.9%
TRANSPORTATION	3,414,073	1.8%
HOLDING COMPANIES	3,352,624	1.7%
ENGINEERING & CONSTRUCTION	3,283,371	1.7%
MEDIA	3,147,891	1.6%
BEVERAGES	2,805,259	1.5%
ELECTRICAL COMPONENTS &EQUIPMENT	2,685,826	1.4%
BUILDING MATERIALS	2,453,938	1.3%
MACHINE-DIVERSIFIED	2,391,844	1.2%
DISTRIBUTION / WHOLESALE	2,272,402	1.2%
IRON / STEEL	2,160,811	1.1%
AGRICULTURE	2,024,689	1.1%
COMMERCIAL SERVICES	1,964,746	1.0%
COMPUTER SOFTWARE	1,772,885	0.9%
AUTO PARTS & EQUIPMENT	1,623,441	0.8%
HOME FURNISHINGS	1,499,880	0.8%
ELECTRIC UTILITIES	1,467,578	0.8%
AEROSPACE/DEFENSE	1,278,605	0.7%
HEALTH CARE	1,227,883	0.6%
GAS	1,084,366	0.6%
ENTERTAINMENT	967,831	0.5%
COSMETICS / PERSONAL CARE	944,769	0.5%
OFFICE / BUSINESS EQUIPMENT	940,440	0.5%
SEMICONDUCTORS	913,760	0.5%
WATER	865,881	0.4%
HOUSEHOLD PRODUCTS / WARE	816,098	0.4%
COMPUTERS INDUSTRY	807,495	0.4%
REAL ESTATE INVESTMENT TRUST (REIT)	732,308	0.4%
LEISURE TIME	719,366	0.4%
HAND / MACHINE TOOLS	597,442	0.3%
APPAREL	588,151	0.3%
FOREST PRODUCTS & PAPER	582,719	0.3%
AIRLINE	563,673	0.3%
METAL FABRICATE / HARDWARE	466,093	0.2%
HOME BUILDERS	420,914	0.2%
OIL & GAS SERVICES	400,982	0.2%
INTERNET	344,534	0.2%
TEXTILES	334,621	0.2%
ADVERTISING	327,523	0.2%
INVESTMENT COMPANY	217,323	0.1%
PACKAGING & CONTAINERS	214,302	0.1%
CONGLOMERATES	184,374	0.1%
ENERGY EQUIPMENT & SERVICES	173,068	0.1%
BIOTECHNOLOGY	131,960	0.1%
OTHER ASSETS LESS LIABILITIES	469,212	0.2%

	$191,677,476	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund - 53

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS
December 31, 2007

	SHARES	VALUE (Note 2)

COMMON STOCKS – 98.4%

COMMERCIAL SERVICES – 4.6%

Alliance Data Systems Corp. (a)	1,416	$106,186
Amazon.com, Inc. (a)	5,528	512,114
BearingPoint, Inc. (a)	3,509	9,930
Convergys Corp. (a)	2,343	38,566
eBay, Inc. (a)	20,457	678,968
Euronet Worldwide, Inc. (a)	893	26,790
Gartner, Inc., Class A (a)	1,239	21,757
Hewitt Associates, Inc., Class A (a)	1,887	72,253
Iron Mountain, Inc. (a)	3,280	121,426
MPS Group, Inc. (a)	1,922	21,027
NutriSystem, Inc (a)	566	15,271
Plexus Corp. (a)	883	23,187
Priceline.com, Inc. (a)	689	79,138
SAIC, Inc. (a)	3,002	60,400
Western Union Co. (The)	13,511	328,047
Wright Express Corp. (a)	778	27,611

		2,142,671
COMPUTER FACILITIES MANAGEMENT – 0.4%

Cognizant Technology Solutions Corp., Class A (a)	5,224	177,303
COMPUTER INTEGRATED SYSTEMS DESIGN – 1.5%

BEA Systems, Inc. (a)	7,293	115,084
Brocade Communications Systems, Inc. (a)	7,013	51,476
Computer Sciences Corp. (a)	3,130	154,841
Diebold, Inc.	1,208	35,008
Jack Henry & Associates, Inc.	1,427	34,733
MICROS Systems, Inc. (a)	758	53,181
NCR Corp. (a)	3,256	81,726
Network Appliance, Inc. (a)	6,193	154,577
TIBCO Software, Inc. (a)	3,677	29,673

		710,299
COMPUTER PERIPHERAL EQUIPMENT – 9.7%

3Com Corp. (a)	6,906	31,215
Anixter International, Inc. (a)	577	35,930
Cisco Systems, Inc. (a)	109,165	2,955,096
Electronics For Imaging, Inc. (a)	989	22,233
Emulex Corp. (a)	1,499	24,464
Juniper Networks, Inc. (a)	9,385	311,582
Lexmark International, Inc. (a)	1,705	59,436
Palm, Inc.	1,948	12,350
QLogic Corp. (a)	2,620	37,204
Research In Motion, Ltd. (a)	8,473	960,838
Sigma Designs, Inc. (a)	505	27,876
Synaptics, Inc. (a)	461	18,975

		4,497,199
COMPUTER PROGRAMMING SERVICES – 0.1%

Informatica Corp. (a)	1,664	29,985
COMPUTER RELATED SERVICES – 1.4%

CACI International, Inc., Class A (a)	563	25,205
Electronic Data Systems Corp.	9,214	191,006
FactSet Research Systems, Inc.	770	42,889
IAC/ InterActiveCorp. (a)	3,317	89,294
Paychex, Inc.	6,000	217,320
Red Hat, Inc. (a)	3,488	72,690

		638,404
COMPUTER STORAGE DEVICES – 1.8%

EMC Corp. (a)	37,754	699,582
Imation Corp.	586	12,306
SanDisk Corp. (a)	4,060	134,670

		846,558

	SHARES	VALUE (Note 2)

COMPUTERS – 7.2%

Apple, Inc. (a)	15,754	$3,120,552
Perot Systems Corp., Class A (a)	1,629	21,992
Riverbed Technology, Inc. (a)	445	11,899
Syntel, Inc.	223	8,590
Teradata Corp. (a)	3,256	89,247
Western Digital Corp. (a)	3,960	119,632

		3,371,912
COMPUTERS, PERIPHERAL & SOFTWARE – 1.9%

Autodesk, Inc. (a)	4,154	206,703
McAfee, Inc. (a)	2,865	107,437
National Instruments Corp.	1,055	35,163
NVIDIA Corp. (a)	9,996	340,064
Open Text Corp. (a)	855	26,890
Salesforce.com, Inc. (a)	1,466	91,904
Sybase, Inc. (a)	1,661	43,335
Zebra Technologies Corp., Class A (a)	1,308	45,388

		896,884
DATA PROCESSING & PREPARATION – 2.6%

Acxiom Corp.	1,352	15,859
Affiliated Computer Services, Inc., Class A (a)	1,808	81,541
Automatic Data Processing, Inc.	9,467	421,566
Broadridge Financial Solutions, Inc.	2,624	58,856
DST Systems, Inc. (a)	928	76,607
Fidelity National Information Services, Inc.	3,134	130,343
Fiserv, Inc. (a)	2,962	164,361
MoneyGram International, Inc.	1,547	23,777
Total System Services, Inc.	3,561	99,708
VeriSign, Inc. (a)	3,975	149,500

		1,222,118
DISTRIBUTION / WHOLESALE – 0.2%

Brightpoint, Inc. (a)	921	14,146
Ingram Micro, Inc., Class A (a)	2,647	47,752
Tech Data Corp. (a)	1,029	38,814

		100,712
ELECTRONIC COMPONENTS – 1.0%

AVX Corp.	921	12,360
Celestica, Inc. (a)	3,800	22,040
MEMC Electronic Materials, Inc. (a)	4,122	364,756
Sanmina-SCI Corp. (a)	9,278	16,886
Vishay Intertechnology, Inc. (a)	3,422	39,045

		455,087
ELECTRONIC COMPUTERS – 13.6%

Advent Software, Inc. (a)	362	19,584
Dell, Inc. (a)	40,323	988,317
Hewlett-Packard Co.	46,388	2,341,666
International Business Machines Corp.	24,794	2,680,231
Sun Microsystems, Inc. (a)	14,909	270,300
Unisys Corp. (a)	6,279	29,700

		6,329,798
ELECTRONIC PARTS & EQUIPMENT – 1.3%

Arrow Electronics, Inc. (a)	2,274	89,323
Avnet, Inc. (a)	2,699	94,384
Benchmark Electronics, Inc. (a)	1,240	21,985
Molex, Inc.	2,547	69,533
Tyco Electronics, Ltd.	8,946	332,165

		607,390
ELECTRONICS – 1.8%

Agilent Technologies, Inc. (a)	6,955	255,527
Amphenol Corp., Class A	3,207	148,709
Cogent, Inc. (a)	825	9,199

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Technology Index Fund - 54

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

ELECTRONICS (continued)

Cymer, Inc. (a)	549	$21,372
Dolby Laboratories, Inc., Class A (a)	684	34,008
FLIR Systems, Inc. (a)	2,386	74,682
Itron, Inc. (a)	564	54,127
L-1 Identity Solutions, Inc. (a)	1,094	19,637
Mentor Graphics Corp. (a)	1,442	15,545
Mettler-Toledo International, Inc. (a)	648	73,742
Rofin-Sinar Technologies, Inc. (a)	556	26,749
Skyworks Solutions, Inc. (a)	2,804	23,834
Trimble Navigation, Ltd. (a)	2,182	65,984

		823,115
INTERNET SOFTWARE & SERVICES – 8.1%

CNET Networks, Inc. (a)	2,610	23,855
DealerTrack Holdings, Inc. (a)	535	17,907
EarthLink, Inc. (a)	2,134	15,087
Equinix, Inc. (a)	653	65,999
Expedia, Inc. (a)	3,736	118,132
Google, Inc., Class A (a)	4,165	2,880,014
j2 Global Communications, Inc. (a)	904	19,138
NetFlix, Inc. (a)	864	23,000
Valueclick, Inc. (a)	1,703	37,296
Yahoo!, Inc. (a)	24,047	559,333

		3,759,761
NETWORK EQUIPMENT – 0.4%

Foundry Networks, Inc. (a)	2,723	47,707
Nortel Networks Corp. (a)	7,869	118,743
Sonus Networks, Inc. (a)	4,396	25,629
Sycamore Networks, Inc. (a)	3,405	13,075

		205,154
OFFICE ELECTRONICS – 0.6%

Xerox Corp.	16,633	269,288
PREPACKAGED SOFTWARE – 16.4%

ACI Worldwide, Inc. (a)	722	13,747
Adobe Systems, Inc. (a)	10,324	441,144
BMC Software, Inc. (a)	3,523	125,560
Cadence Design System, Inc. (a)	4,836	82,260
Citrix Systems, Inc. (a)	3,490	132,655
Cognos, Inc. (a)	1,498	86,240
Compuware Corp. (a)	5,149	45,723
Electronic Arts, Inc. (a)	5,660	330,601
Intuit, Inc. (a)	5,986	189,217
Lawson Software, Inc. (a)	2,212	22,651
Macrovision Corp. (a)	1,020	18,697
Microsoft Corp.	114,601	4,079,795
MicroStrategy, Inc., Class A (a)	179	17,023
Novell, Inc. (a)	6,295	43,247
Nuance Communications, Inc. (a)	2,644	49,390
Oracle Corp. (a)	70,955	1,602,164
Quest Software, Inc. (a)	1,259	23,216
RealNetworks, Inc. (a)	1,885	11,480
Symantec Corp. (a)	15,605	251,865
Synopsys, Inc. (a)	2,607	67,599
Wind River Systems, Inc. (a)	1,653	14,761

		7,649,035
PRINTED CIRCUIT BOARDS – 0.1%

Jabil Circuit, Inc.	3,743	57,156
PROCESS CONTROL INSTRUMENTS – 0.1%

Teradyne, Inc. (a)	3,158	32,654
RADIO & TV COMMUNICATIONS EQUIPMENT – 3.9%

Motorola, Inc.	41,102	659,276
QUALCOMM, Inc.	29,446	1,158,700

		1,817,976

	SHARES	VALUE (Note 2)

SEMICONDUCTORS – 0.6%

AMIS Holdings, Inc. (a)	1,173	$11,754
Formfactor, Inc. (a)	814	26,943
Intersil Corp., Class A	2,404	58,850
Microsemi Corp. (a)	1,350	29,889
ON Semiconductor Corp. (a)	4,365	38,761
PMC-Sierra, Inc. (a)	4,074	26,644
Semtech Corp. (a)	1,173	18,205
Silicon Laboratories, Inc. (a)	1,031	38,590
SiRF Technology Holdings, Inc. (a)	1,097	27,568
Spansion, Inc., Class A (a)	923	3,627
Zoran Corp. (a)	946	21,295

		302,126
SEMICONDUCTORS EQUIPMENT – 12.1%

Advanced Micro Devices, Inc. (a)	10,861	81,457
Altera Corp.	6,157	118,953
Amkor Technology, Inc. (a)	2,062	17,589
Analog Devices, Inc.	5,458	173,019
Applied Micro Circuits Corp. (a)	1,427	12,472
Atmel Corp. (a)	7,928	34,249
Broadcom Corp., Class A (a)	8,430	220,360
Cree, Inc. (a)	1,559	42,826
Cypress Semiconductor Corp. (a)	2,814	101,388
Entegris, Inc. (a)	2,407	20,772
Fairchild Semiconductor International, Inc. (a)	2,234	32,237
Hittite Microwave Corp. (a)	295	14,089
Integrated Device Technology, Inc. (a)	3,421	38,692
Intel Corp.	105,207	2,804,819
International Rectifier Corp. (a)	1,314	44,637
JDS Uniphase Corp. (a)	3,949	52,522
KLA-Tencor Corp.	3,277	157,820
Linear Technology Corp.	4,021	127,988
LSI Logic Corp. (a)	12,701	67,442
Micrel, Inc.	1,076	9,092
Microchip Technology, Inc.	3,854	121,093
Micron Technology, Inc. (a)	13,445	97,476
MKS Instruments, Inc. (a)	897	17,169
National Semiconductor Corp.	4,227	95,699
OmniVision Technologies, Inc. (a)	982	15,368
Rambus, Inc. (a)	1,625	34,028
RF Micro Devices, Inc. (a)	5,401	30,840
Tessera Technologies, Inc. (a)	922	38,355
Texas Instruments, Inc.	25,158	840,277
Varian Semiconductor Equipment Associates, Inc. (a)	1,437	53,169
Xilinx, Inc.	5,289	115,670

		5,631,567
SOFTWARE – 3.0%

Activision, Inc. (a)	5,241	155,658
Akamai Technologies, Inc. (a)	3,052	105,599
Ansys, Inc. (a)	1,475	61,154
Aspen Technology, Inc. (a)	1,584	25,692
Avid Technology, Inc. (a)	713	20,206
Avocent Corp. (a)	885	20,629
CA, Inc.	7,050	175,898
Concur Technologies, Inc. (a)	770	27,882
Digital River, Inc. (a)	699	23,116
F5 Networks, Inc. (a)	1,544	44,035
Fair Isaac Corp.	905	29,096
Global Payments, Inc.	1,419	66,012
ManTech International Corp., Class A (a)	352	15,425
MasterCard, Inc., Class A	1,161	249,847

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Technology Index Fund - 55

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

	SHARES	VALUE (Note 2)

SOFTWARE (continued)

Metavante Technologies, Inc. (a)	1,542	$35,959
NAVTEQ Corp. (a)	1,808	136,685
Omniture, Inc. (a)	622	20,706
Parametric Technology Corp. (a)	2,034	36,307
Progress Software Corp. (a)	757	25,496
Solera Holdings, Inc. (a)	466	11,547
SRA International, Inc., Class A (a)	800	23,560
Take-Two Interactive Software, Inc. (a)	1,322	24,391
THQ, Inc. (a)	1,168	32,926
VeriFone Holdings, Inc. (a)	1,099	25,552
Websense, Inc. (a)	837	14,212

		1,407,590
SPECIAL INDUSTRY MACHINERY – 1.3%

Applied Materials, Inc.	24,845	441,247
Intermec, Inc. (a)	897	18,218
Lam Research Corp. (a)	2,481	107,254
Novellus Systems, Inc. (a)	2,133	58,807

		625,526
TELECOMMUNICATIONS – 0.3%

Atheros Communications, Inc. (a)	997	30,448
NeuStar, Inc., Class A (a)	1,383	39,664
Polycom, Inc. (a)	1,696	47,115
SAVVIS, Inc. (a)	495	13,816

		131,043
TELECOMMUNICATIONS EQUIPMENT – 2.1%

ADTRAN, Inc.	1,165	24,908
Arris Group, Inc. (a)	2,464	24,591
CommScope, Inc. (a)	1,200	59,037
Corning, Inc.	28,354	680,212
Harris Corp.	2,466	154,569
InterDigital, Inc. (a)	853	19,900
Tekelec (a)	1,186	14,825

		978,042
TELEPHONE & TELEGRAPH APPARATUS – 0.3%

ADC Telecommunications, Inc. (a)	2,136	33,215
Ciena Corp. (a)	1,546	52,734
Tellabs, Inc. (a)	8,274	54,112

		140,061

TOTAL COMMON STOCKS (Cost $36,475,870)		45,856,414

	SHARES/ PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS – 1.9%

BlackRock Liquidity Funds TempCash Portfolio	657,492	657,492
U.S. Treasury Bill 4.78%(b), 01/31/2008(c)	$220,000	219,439

TOTAL SHORT-TERM INVESTMENTS (Cost $876,621)		876,931

TOTAL INVESTMENTS - 100.3% (Cost $37,352,491)		46,733,345
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.3%)		(141,441)

TOTAL NET ASSETS - 100.0%		$46,591,904

(a)	Non-income producing.

(b)	Yield to Maturity.

(c)	See Note 5 regarding futures contracts.

INDUSTRY	MARKET VALUE	% OF TOTAL NET ASSETS

PREPACKAGED SOFTWARE	$7,649,035	16.4%
ELECTRONIC COMPUTERS	6,329,798	13.6%
SEMICONDUCTORS EQUIPMENT	5,631,567	12.1%
COMPUTER PERIPHERAL EQUIPMENT	4,497,199	9.7%
INTERNET SOFTWARE & SERVICES	3,759,761	8.1%
COMPUTERS	3,371,912	7.2%
COMMERCIAL SERVICES	2,142,671	4.6%
RADIO & TV COMMUNICATIONS EQUIPMENT	1,817,976	3.9%
SOFTWARE	1,407,590	3.0%
DATA PROCESSING & PREPARATION	1,222,118	2.6%
TELECOMMUNICATIONS EQUIPMENT	978,042	2.1%
COMPUTERS, PERIPHERAL & SOFTWARE	896,884	1.9%
COMPUTER STORAGE DEVICES	846,558	1.8%
ELECTRONICS	823,115	1.8%
COMPUTER INTEGRATED SYSTEMS DESIGN	710,299	1.5%
COMPUTER RELATED SERVICES	638,404	1.4%
SPECIAL INDUSTRY MACHINERY	625,526	1.3%
ELECTRONIC PARTS & EQUIPMENT	607,390	1.3%
ELECTRONIC COMPONENTS	455,087	1.0%
SEMICONDUCTORS	302,126	0.6%
OFFICE ELECTRONICS	269,288	0.6%
NETWORK EQUIPMENT	205,154	0.4%
COMPUTER FACILITIES MANAGEMENT	177,303	0.4%
TELEPHONE & TELEGRAPH APPARATUS	140,061	0.3%
TELECOMMUNICATIONS	131,043	0.3%
DISTRIBUTION / WHOLESALE	100,712	0.2%
PRINTED CIRCUIT BOARDS	57,156	0.1%
PROCESS CONTROL INSTRUMENTS	32,654	0.1%
COMPUTER PROGRAMMING SERVICES	29,985	0.1%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	735,490	1.6%

	$46,591,904	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Technology Index Fund - 56

Statement of Assets and Liabilities
December 31, 2007

	E*TRADE S&P 500 Index Fund	E*TRADE Russell 2000 Index Fund	E*TRADE International Index Fund	E*TRADE Technology Index Fund

ASSETS:
Investments in securities at market value: (Note 2)
Unaffiliated issuers, at value(a)	$376,967,139	$118,781,580	$191,208,264	$46,733,345
Affiliated issuers, at value (Cost $446,422) (Note 6)	232,819	—	—	—
Receivable for fund shares purchased	379,394	51,412	378,709	83,359
Receivable for securities sold	316,739	2,408,078	382,738	1,289,870
Dividends and interest receivable	575,999	177,129	295,296	17,153
Foreign reclaim receivable	—	—	68,835	—
Due from E*TRADE Asset Management, Inc. (Note 3)	149,101	48,134	117,449	3,420
Prepaid expenses and other assets	2,145	808	855	275

TOTAL ASSETS	378,623,336	121,467,141	192,452,146	48,127,422

LIABILITIES:
Due to Custodian	—	—	122,929	—
Payable for fund shares redeemed	973,678	650,449	373,123	126,836
Payable for securities purchased	357,255	927,777	87,625	1,342,352
Variation margin payable	41,240	3,222	—	8,100
Accrued advisory fee (Note 3)	22,761	15,642	41,042	9,929
Accrued administration fee (Note 3)	48,772	15,642	24,625	5,957
Trustee fees (Note 3)	513	237	244	90
Audit and tax services	20,000	20,000	20,000	20,000
Accrued other expenses	70,385	46,655	105,082	22,254

TOTAL LIABILITIES	1,534,604	1,679,624	774,670	1,535,518

TOTAL NET ASSETS	$377,088,732	$119,787,517	$191,677,476	$46,591,904

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$324,028	$97,065	$137,462	$68,969
Paid-in capital, in excess of par	312,916,747	114,119,094	162,256,461	92,816,450
Accumulated undistributed (distribution in excess of) net investment income	1,683	—	(894,040)	—
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	1,072,097	2,516,418	(109,450)	(55,693,069)
Net unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	62,774,177	3,054,940	30,287,043	9,399,554

TOTAL NET ASSETS	$377,088,732	$119,787,517	$191,677,476	$46,591,904

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)	32,402,793	9,706,519	13,746,175	6,896,861

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$11.64	$12.34	$13.94	$6.76

(a)

Investments at cost for E*Trade S&P 500 Index Fund, E*Trade Russell 2000 Index Fund, E*Trade International Index Fund and E*Trade Technology Index Fund were $313,914,961, $115,730,879, $160,927,588 and $37,352,491 respectively.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 57

Statement of Operations
For the Year Ended December 31, 2007

	E*TRADE S&P 500 Index Fund	E*TRADE Russell 2000 Index Fund	E*TRADE International Index Fund	E*TRADE Technology Index Fund

NET INVESTMENT INCOME:
Dividends
Unaffiliated issuers	$7,554,955	$1,500,859	$5,214,550	$306,970
Affiliated issuers (Note 6)	11,300	—	—	—
Less: Foreign taxes withheld	—	(523)	(415,843)	(709)
Interest	37,349	169,955	463	10,874

TOTAL INVESTMENT INCOME	7,603,604	1,670,291	4,799,170	317,135

EXPENSES (NOTES 3 and 4):
Advisory fee	265,476	200,837	438,394	116,561
Administration fee	568,878	200,837	263,036	69,937
Sub-administration fee	173,882	158,129	273,726	62,912
Transfer and dividend disbursing agent	246,078	104,305	125,260	116,421
Legal services	92,500	26,581	43,097	7,776
Custodian fees	24,215	59,695	181,583	4,472
Trustee fees	61,987	21,614	28,510	7,516
Registration fees	45,595	20,936	47,383	24,305
Audit and tax services	18,229	18,207	18,229	18,232
Insurance	10,841	4,027	4,268	1,343
Printing	35,543	12,578	14,724	2,891
Other expenses	35,039	27,975	18,677	4,092

TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT	1,578,263	855,721	1,456,887	436,458
Waived fees and reimbursed expenses	(1,236,936)	(561,173)	(1,299,065)	(156,711)

NET EXPENSES	341,327	294,548	157,822	279,747

NET INVESTMENT INCOME	7,262,277	1,375,743	4,641,348	37,388

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Sale of investments	5,755,874	10,349,527	2,883,699	(92,032)
Futures contracts	635,983	(41,152)	—	103,179
Net realized gain (loss) on foreign currency transactions	—	—	(42,204)	—
Net change in unrealized appreciation (depreciation) of:
Investments	5,507,315	(13,882,280)	8,039,765	6,953,236
Futures contracts	(63,805)	29,824	—	39,514
Translation of assets and liabilities denominated in foreign currency	—	—	5,632	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY	11,835,367	(3,544,081)	10,886,892	7,003,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,097,644	$(2,168,338)	$15,528,240	$7,041,285

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 58

Statement of Changes in Net Assets

	E*TRADE S&P 500 Index Fund		E*TRADE Russell 2000 Index Fund

	Year Ended December 31,		Year Ended December 31,

	2007	2006	2007	2006

NET INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,262,277	$5,324,116	$1,375,743	$1,215,478
Net realized gain (loss) on sale of investments and futures contracts	6,391,857	1,949,878	10,308,375	7,508,211
Net change in unrealized appreciation (depreciation) on investments and futures contracts	5,443,510	35,982,508	(13,852,456)	7,587,538

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,097,644	43,256,502	(2,168,338)	16,311,227

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,290,848)	(5,303,548)	(2,200,310)	(1,130,553)
Net realized gain on investments	—	—	(7,670,092)	(7,640,240)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(7,290,848)	(5,303,548)	(9,870,402)	(8,770,793)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	113,100,108	94,246,117	41,293,013	50,714,335
Value of shares issued in reinvestment of dividends and distributions	6,789,789	4,949,629	9,212,215	8,175,192
Cost of shares redeemed	(92,926,863)	(59,701,346)	(43,547,855)	(22,806,182)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	26,963,034	39,494,400	6,957,373	36,083,345

REDEMPTION FEES (Note 2)	89,597	85,302	39,189	48,944

NET INCREASE (DECREASE) IN NET ASSETS	38,859,427	77,532,656	(5,042,178)	43,672,723

NET ASSETS:
BEGINNING OF PERIOD	338,229,305	260,696,649	124,829,695	81,156,972

END OF PERIOD(a)	$377,088,732	$338,229,305	$119,787,517	$124,829,695

SHARE TRANSACTIONS:
Number of shares sold	9,692,003	9,016,921	2,970,901	3,724,641
Number of shares reinvested	577,273	467,174	719,070	597,674
Number of shares redeemed	(7,931,693)	(5,757,479)	(3,152,264)	(1,691,079)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	2,337,583	3,726,616	537,707	2,631,236

(a)

Includes accumulated undistributed (distribution in excess of) net investment income of $1,683 and $30,254 for the years ended December 31, 2007 and 2006, respectively, for the E*TRADE S&P 500 Index Funds, and $0 and $3,680 for the years ended December 31, 2007 and 2006, respectively, for the E*TRADE Russell 2000 Index Fund.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 59

Statement of Changes in Net Assets

	E*TRADE International Index Fund		E*TRADE Technology Index Fund

	Year Ended December 31,		Year Ended December 31,

	2007	2006	2007	2006

NET INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,641,348	$2,209,726	$37,388	$3,189
Net realized gain (loss) on sale of investments, futures contracts and foreign currency transactions	2,841,495	1,986,597	11,147	(4,775,319)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	8,045,397	15,668,963	6,992,750	8,039,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,528,240	19,865,286	7,041,285	3,267,152

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,725,742)	(2,222,866)	(41,488)	—
Net realized gain on investments	(3,643,900)	(1,139,124)	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(9,369,642)	(3,361,990)	(41,488)	—

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	102,948,398	67,094,917	9,872,547	7,601,286
Value of shares issued in reinvestment of dividends and distributions	8,643,238	3,076,477	38,617	—
Cost of shares redeemed	(51,155,486)	(16,923,868)	(15,629,101)	(13,332,975)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	60,436,150	53,247,526	(5,717,937)	(5,731,689)

REDEMPTION FEES (Note 2)	116,258	48,355	11,374	10,903

NET INCREASE (DECREASE) IN NET ASSETS	66,711,006	69,799,177	1,293,234	(2,453,634)

NET ASSETS:
BEGINNING OF PERIOD	124,966,470	55,167,293	45,298,670	47,752,304

END OF PERIOD(a)	$191,677,476	$124,966,470	$46,591,904	$45,298,670

SHARE TRANSACTIONS:
Number of shares sold	7,279,132	5,528,094	1,547,725	1,386,582
Number of shares reinvested	626,864	246,004	5,665	—
Number of shares redeemed	(3,591,827)	(1,408,376)	(2,466,552)	(2,439,928)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	4,314,169	4,365,722	(913,162)	(1,053,346)

(a)

Includes accumulated undistributed (distribution in excess of) net investment income of $(894,040) and $(110,812) for the years ended December 31, 2007 and 2006, respectively, for the E*TRADE International Index Fund, and $0 and $3,189 for the years ended December 31, 2007 and 2006, respectively, for the E*TRADE Technology Index Fund.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 60

E*TRADE S&P 500 INDEX FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2007		2006		2005		2004		2003(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$11.25		$9.90		$9.61		$8.84		$6.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.23		0.19		0.17	(2)	0.17	(2)	0.10	(2)
Net realized and unrealized gain (loss) on investments	0.39		1.35		0.29		0.76		1.85

TOTAL FROM INVESTMENT OPERATIONS	0.62		1.54		0.46		0.93		1.95

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.23)		(0.19)		(0.17)		(0.16)		(0.10)
Net realized gain on investments	—		—		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.23)		(0.19)		(0.17)		(0.16)		(0.10)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL(3)	—		—		—		—		—

NET ASSET VALUE, END OF PERIOD	$11.64		$11.25		$9.90		$9.61		$8.84

TOTAL RETURN(1)	5.46%		15.66%		4.79%		10.62%		28.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$377,089		$338,229		$260,697		$198,965		$129,942
Ratio of expenses to average net assets	0.09	% (4)	0.09	% (4)	0.09	% (4)	0.19	% (4)	0.40	% (4)
Ratio of net investment income to average net assets	1.91	% (5)	1.83	% (5)	1.77	% (5)	1.85	% (5)	1.39	% (5)
Portfolio turnover rate	4.92%		2.54%		3.87%		2.22%		0.65	% (7)

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01 each year.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.42%, 0.72%, 0.79%, 0.73% and 0.83%, respectively.

(5) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 1.58%, 1.20%, 1.06%, 1.31% and 0.96%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500® Index Master Portfolio.

(7) For the Period November 10, 2003 through December 31, 2003.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 61

E* TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2007		2006		2005		2004		2003(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$13.61		$12.41		$12.55		$11.17		$7.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.15		0.15		0.13	(2)	0.11	(2)	0.07	(2)
Net realized and unrealized gain (loss) on investments	(0.37)		2.08		0.41		1.80		3.42

TOTAL FROM INVESTMENT OPERATIONS	(0.22)		2.23		0.54		1.91		3.49

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.23)		(0.14)		(0.12)		(0.08)		(0.06)
Net realized gain on investments	(0.83)		(0.90)		(0.56)		(0.45)		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(1.06)		(1.04)		(0.68)		(0.53)		(0.06)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	0.01		0.01		—	(3)	—	(3)	—	(3)

NET ASSET VALUE, END OF PERIOD	$12.34		$13.61		$12.41		$12.55		$11.17

TOTAL RETURN (1)	(1.73)%		18.05%		4.21%		17.30%		45.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,788		$124,830		$81,157		$68,119		$33,881
Ratio of expenses to average net assets	0.22	% (4)	0.22	% (4)	0.22	% (4)	0.37	% (4)	0.65	% (4)
Ratio of net investment income to average net assets	1.03	% (5)	1.17	% (5)	1.04	% (5)	0.93	% (5)	0.70	% (5)
Portfolio turnover rate	17.92%		24.98%		29.62%		34.58%		3.53	% (7)

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.64%, 0.94%, 1.11%, 1.00% and 1.61%, respectively.

(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.61%, 0.45%, 0.15%, 0.29% and (0.25)%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Russell 2000® Index Master Portfolio.

(7) For the period November 10, 2003 through December 31, 2003.

The accompanying notes are an integral part of these financial statements

E*TRADE Funds - 62

E* TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2007		2006		2005		2004		2003(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$13.25		$10.89		$9.84		$8.41		$6.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.36		0.31		0.24	(2)	0.18	(2)	0.13	(2)
Net realized and unrealized gain (loss) on investments	1.04		2.47		1.06		1.43		2.20

TOTAL FROM INVESTMENT OPERATIONS	1.40		2.78		1.30		1.61		2.33

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.44)		(0.30)		(0.25)		(0.18)		(0.13)
Net realized gain on investments	(0.28)		(0.13)		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.72)		(0.43)		(0.25)		(0.18)		(0.13)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	0.01		0.01		—	(3)	—	(3)	—	(3)

NET ASSET VALUE, END OF PERIOD	$13.94		$13.25		$10.89		$9.84		$8.41

TOTAL RETURN (1)	10.68%		25.91%		13.43%		19.38%		38.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$191,677		$124,966		$55,167		$27,515		$11,443
Ratio of expenses to average net assets	0.09	% (4)	0.09	% (4)	0.09	% (4)	0.32	% (4)	0.65	% (4)
Ratio of net investment income to average net assets	2.65	% (5)	2.56	% (5)	2.41	% (5)	2.07	% (5)	1.95	% (5)
Portfolio turnover rate	46.44%		54.64%		58.31%		41.97%		6.27	% (7)

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.83%, 1.37%, 1.85%, 2.87% and 3.02%, respectively.

(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the years ended December 31. 2007, 2006, 2005, 2004 and 2003 were 1.91%, 1.28%, 0.64%, (0.48)% and (0.42)%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the International Index Master Portfolio.

(7) For the period November 10, 2003 through December 31, 2003.

The accompanying notes are an integral part of these financial statements

E*TRADE Funds - 63

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2007		2006		2005		2004		2003

NET ASSET VALUE, BEGINNING OF PERIOD	$5.80		$5.39		$5.31		$5.23		$3.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.01		—	(3)	(0.01	) (2)	0.03	(2)	(0.02	) (2)
Net realized and unrealized gain (loss) on investments	0.96		0.41		0.09		0.08		1.84

TOTAL FROM INVESTMENT OPERATIONS	0.97		0.41		0.08		0.11		1.82

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)		—		—		(0.03)		—
Net realized gain on investments	—		—		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.01)		—		—		(0.03)		—

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (3)	—		—		—		—		—

NET ASSET VALUE, END OF PERIOD	$6.76		$5.80		$5.39		$5.31		$5.23

TOTAL RETURN (1)	16.65%		7.61%		1.51%		2.15%		53.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$46,592		$45,299		$47,752		$55,928		$52,087
Ratio of expenses to average net assets	0.60	% (4)	0.60	% (4)	0.60	% (4)	0.68	% (4)	0.85	% (4)
Ratio of net investment income to average net assets	0.08	% (5)	0.01	% (5)	(0.12	)% (5)	0.64	% (5)	(0.50	)% (5)
Portfolio turnover rate	13.56%		7.44%		3.55%		10.04%		11.22%

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01 each year.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were 0.94%, 1.25%, 1.32%, 1.25%, and 1.64%, respectively.

(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 were (0.26)%, (0.64)%, (0.84)%, 0.07% and (1.28)%, respectively.

The accompanying notes are an integral part of these financial statements

E*TRADE Funds - 64

NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1. ORGANIZATION

E*TRADE Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2007, the Trust consisted of six operating series: E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information in these financial statements pertains to four series of the Trust: E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, and E*TRADE Technology Index Fund (each a “Fund”, together the “Funds”). Information with regard to the other two series can be found in separate financial statements at www.etradefunds.etrade.com.

The investment objectives of each Fund are as follows:

E*TRADE S&P 500 Index Fund – to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500® Index)(a). The Fund seeks to provide investment results that match the total return performance of publicly traded common stocks in the S&P 500 Index by investing substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.
(a)”Standard & Poor’s (TM)” and “S&P (TM) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. (“ETAM”), the Fund’s investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. and Standard & Poor’s does not make any representation regarding the advisability of investing in the Fund.

E*TRADE Russell 2000 Index Fund – to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index(b). The Fund seeks to match the total return performance of the small-capitalization sector of the U.S. stock market by investing substantially all of its assets in the same stocks and in substantially the same percentages as the Russell 2000 Index.
(b) “Russell 2000 Index” and “Frank Russell Company” are service marks of the Frank Russell Company and have been licensed for use for certain purposes by ETAM. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

E*TRADE International Index Fund – to match, as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI, Inc. Europe, Australasia Index (“MSCI EAFE Index”)(c). The Fund seeks to match the total return performance of the MSCI EAFE Index by investing in a representative sample of common stocks of issuers that comprise the MSCI EAFE Index (including depositary receipts of such issuers) and other investments that replicate the performance of the MSCI EAFE Index.
(c) The MSCI EAFE Index is the exclusive property of MSCI, Inc. “MSCI”. Standard & Poor’s MSCI, Inc. is a service mark of MSCI. “MSCI, Inc. Europe, Australasia, and Far East Index (R)” “EAFE Free Index (R)” and “EAFE (R)” are trademarks of MSCI. MSCI does not sponsor the Fund nor is it affiliated in any way with E*TRADE FINANCIAL Corporation. The Fund is not sponsored, endorsed, sold or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

E*TRADE Technology Index Fund – to match, before fees and expenses, the total return performance of the Standard & Poor’s Goldman Sachs Technology Index (“S&PTM GSTI™ Composite Index”)(d). The Fund seeks to match the total return performance of the S&PTM GSTITM Composite Index by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the S&PTM GSTITM Composite Index.
(d) ”GSTI (TM)” and “S&P (TM) GSTI (TM)” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ETAM, in connection with the Fund. The S&P (TM) GSTI (TM) Index is not owned, endorsed, or approved by or associated with Goldman Sachs & Co. or its affiliated companies. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. and Standard & Poor’s does not make any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to establish estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E*TRADE Funds - 65

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

SECURITY VALUATION

Investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Realized gains and losses on sales of securities are calculated based upon the identified cost basis. The E*TRADE Russell 2000 Index Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. All discounts/premiums are accreted/amortized using the effective yield method.

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Trust are maintained in U.S. dollars. The Funds may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

E*TRADE Funds - 66

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

DISTRIBUTIONS TO SHAREHOLDERS

Except for the International Index Fund, dividends to shareholders from net investment income of the Funds are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually; generally in December, unless offset by any applicable capital loss carryforward. The International Index Fund distributes all dividends and capital gains, if any, annually. Additional distributions of net investment income and capital gains for a Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character and amount of distributions paid during 2007 and 2006 were as follows:

	Distributions paid in 2007		Distributions paid in 2006

Fund	Ordinary Income *	Long-Term Capital Gains	Ordinary Income *	Long-Term Capital Gains

E*TRADE S&P 500 Index Fund	$7,290,848	$—	$5,303,548	$—
E*TRADE Russell 2000 Index Fund	3,182,121	6,688,281	2,393,359	6,377,434
E*TRADE International Index Fund	8,042,641	1,327,001	2,833,108	528,882
E*TRADE Technology Index Fund	41,488	—	—	—

As of December 31, 2007, the most recent year end, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income *	Unrealized Appreciation	Undistributed Long-Term Capital Gains	Total

E*TRADE S&P 500 Index Fund	$1,683	$62,492,050	$1,354,224	$63,847,957
E*TRADE Russell 2000 Index Fund	39,647	2,901,151	2,630,560	5,571,358
E*TRADE International Index Fund	—	29,295,396	—	29,295,396
E*TRADE Technology Index Fund	—	3,899,799	—	3,899,799

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity of the Trust for federal income tax purposes. It is each Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

As of December 31, 2007, the most recent year end, for federal income tax purposes, E*TRADE Technology Index Fund had capital loss carryforwards, which will expire in the indicated years:

E*TRADE
Technology		Expiration
Index Fund		Date

$7,356,047		2008
4,029,927		2009
4,341,208		2010
9,887,414		2011
2,833,613		2012
11,845,903		2013
8,196,886		2014
257,050		2015

$48,748,048	Total

E*TRADE Funds - 67

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

The E*TRADE S&P 500 Index Fund utilized Capital loss carryforwards of $4,870,062.

The E*TRADE Technology Index Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. Approximately $7,356,047 of capital loss carryforward in the E*TRADE Technology Index Fund, which was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001, and which is available to offset future capital gains of the Fund, will expire in 2008. The losses absorbed by the E*TRADE Technology Index Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under Internal Revenue Service regulations.

For the year ended December 31, 2007, the E*TRADE International Index Fund had elected to defer currency losses of $11,843 and the E*TRADE Technology Index Fund had elected to defer capital losses of $1,445,266 attributable to post-October losses.

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost of investments for federal income tax purposes for each Fund were as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation	Cost

E*TRADE S&P 500 Index Fund	$87,520,245	$(25,028,325)	$62,491,920	$314,708,038
E*TRADE Russell 2000 Index Fund	21,119,258	(18,218,146)	2,901,112	115,880,468
E*TRADE International Index Fund	35,500,520	(6,211,491)	29,289,029	161,919,235
E*TRADE Technology Index Fund	7,839,141	(3,939,342)	3,899,799	42,833,546

The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales for the E*TRADE S&P 500 Index and E*TRADE Russell Index Funds. The E*TRADE International Index Fund’s differences are attributable primarily to the treatment of passive foreign investment company shares and return of capital adjustments from real estate investment trusts. The difference between book basis and tax basis for the E*TRADE Technology Index Fund is attributable primarily to the tax deferral of losses on wash sales.

Effective June 29, 2007, the Trust is subject to Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

REDEMPTION FEES

Redemption of shares held in the Funds for less than 120 days is subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital.

Total redemption fee proceeds which are set forth in the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 for the Funds were as follows:

Fund	December 31, 2007	December 31, 2006

E*TRADE S&P 500 Index Fund	$89,597	$85,302
E*TRADE Russell 2000 Index Fund	39,189	48,944
E*TRADE International Index Fund	116,258	48,355
E*TRADE Technology Index Fund	11,374	10,903

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain (loss) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized gain (loss) on investment and Paid-in-Capital. For the year ended December 31, 2007, the adjustments to the Funds were as follows:

E*TRADE Funds - 68

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital, in Excess of Par

E*TRADE Russell 2000 Index Fund	$820,887	$(820,887)	$—
E*TRADE International Index Fund	301,166	(212,567)	(88,599)
E*TRADE Technology Index Fund	911	—	(911)

These adjustments are primarily due to the differences between book and tax treatment of investments in real estate investment trusts for the E*TRADE Russell 2000 Index Fund, differences between book and tax treatment of investments in passive foreign investment trusts and foreign currency translations for the E*TRADE International Index Fund and differences between book and tax treatment of distributions for the E*TRADE Technology Index Fund.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ETAM, a wholly owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”), serves as the investment adviser for the Funds pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Funds. For its services as investment adviser, ETAM is currently paid by the Funds an annual rate based on the Funds’ average daily net assets as follows:

Fund	Annual rate

E*TRADE S&P 500 Index Fund	0.07%
E*TRADE Russell 2000 Index Fund	0.15%
E*TRADE International Index Fund	0.25%
E*TRADE Technology Index Fund	0.25%

World Asset Management, Inc. (“World Asset”) serves as the Funds’ investment sub-adviser. World Asset is a Delaware corporation incorporated on September 15, 2006 and is an indirect, wholly-owned subsidiary of Comerica Bank. For its services, World Asset is paid by ETAM out of ETAM’s investment advisory fees based on the Fund’s average daily net assets subject to the break points listed in the table below:

Fund	Sub-advisory Fee

E*TRADE S&P 500 Index Fund	0.03% up to $900 million 0.02% over $900 million
E*TRADE Russell 2000 Index Fund	0.07% up to $174 million 0.04% between $174 million and $200 million 0.02% over $200 million
E*TRADE International Index Fund	0.15% up to $60 million 0.12% between $60 million and $100 million 0.06% between $100 million and $200 million 0.03% over $200 million
E*TRADE Technology Index Fund	0.12% up to $130 million 0.06% between $130 million and $200 million 0.03% over $200 million

E*TRADE Funds - 69

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

ETAM also serves as the Funds’ administrator and shareholder servicing agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Funds. For its services, ETAM is entitled to receive an administrative services fee at an annual rate equal to 0.15% of the Funds’ average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter per Fund to offset shareholder servicing costs if an account balance in a Fund falls below $5,000 (for any reason, including a decline in the value of the Funds’ shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Funds’ Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Funds through means of the Automatic Investment Plan privilege.

Prior to November 17, 2006, ETAM and E*TRADE Securities LLC (“E*TRADE Securities”), the Trust’s principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, both provided shareholder servicing to the Funds under a Shareholder Servicing Agreement. For its services, ETAM received a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Funds’ average daily net assets. In addition, ETAM used the shareholder servicing fees it received under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services they provided to the Funds. Effective November 17, 2006, ETAM no longer receives compensation for these services. However, ETAM may use fees it receives from the Funds for servicing as the advisor and administrator of the Funds in order to compensate ETAM affiliates.

E*TRADE Securities serves as the principal underwriter for the Funds at no cost to the Funds. E*TRADE Securities may receive compensation from ETAM that may be equal to the maximum shareholder servicing fee.

The amount “Due from E*TRADE Asset Management, Inc.” listed on the Funds’ Statements of Assets and Liabilities reflects contractual agreements between ETAM and the Funds (“Expense Limitation Agreement”) in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2008. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit ETAM’s fees and assume other expenses so that the total operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees that may be collected by the Funds and payable to ETAM for any shareholder account that fails to maintain the required account minimum amount, and extraordinary fees and expenses not incurred in the ordinary course of a Fund’s business) are limited to a certain percentage of the Fund’s average daily net assets.

The Fund may, at a later date, reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM, provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limits stated below. Consequently, no reimbursement by any Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the current percentage stated below and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Details for the Funds are as follows:

Fund	Expense Limitation Agreement Effective Date	Expense Limitation Agreement Through At Least	Expense Cap Effective Date	Expense Cap	Amount Eligible for Reimbursement as of 12/31/2007

E*TRADE S&P 500 Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	$4,657,750
E*TRADE Russell 2000 Index Fund	04/01/2005	04/30/2008	04/01/2005	0.22%	1,957,735
E*TRADE International Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	3,145,189
E*TRADE Technology Index Fund	04/29/2004	04/30/2008	04/29/2004	0.60%	808,880

Amounts eligible for reimbursements along with their expiration dates are as follows:

E*TRADE Funds - 70

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

Fund	Expires in 2008	Expires in 2009	Expires in 2010	Total as of 12/31/2007

E*TRADE S&P 500 Index Fund	$1,586,995	$1,833,819	$1,236,936	$4,657,750
E*TRADE Russell 2000 Index Fund	647,368	749,194	561,173	1,957,735
E*TRADE International Index Fund	737,441	1,108,683	1,299,065	3,145,189
E*TRADE Technology Index Fund	355,152	297,017	156,711	808,880

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustee”) currently receives, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and is entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman of the Board and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity. The Trust does not compensate its officers or Trustees who are affiliated with ETAM.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. FUTURES CONTRACTS

The Funds may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Commission, the Funds may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contracts were outstanding as of December 31, 2007:

Fund	Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)	U.S. Treasury Bill Pledge for Initial Margin Requirements

E*TRADE S&P 500 Index Fund	20	S&P 500 Futures	03/19/2008	$7,386,000	$(64,398)	$748,088
E*TRADE Russell 2000 Index Fund	6	Russell 2000	03/19/2008	2,316,000	4,239	249,396
E*TRADE International Index Fund	N/A	N/A	N/A	N/A	N/A	N/A
E*TRADE Technology Index Fund	4	NASDAQ 100 Futures	03/19/2008	841,900	18,700	219,439

6. AFFILIATED ISSUERS

Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the 1940 Act) are as follows:

E*TRADE Funds - 71

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

Fund	Name of Issuer	# Shares Held at Start of Period	Gross Additions	Gross Reductions	# Shares Held at End of Period	Value at End of Period	Investment Income

E*TRADE S&P 500 Index Fund	Comerica, Inc.	4,173	175	—	4,348	$189,268	$11,300
E*TRADE S&P 500 Index Fund	E*TRADE Financial Corp.	10,989	1,279	—	12,268	43,551	—

	Total Affiliated Issuers				16,616	$232,819	$11,300

As of December 31, 2007, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund did not invest in securities of any Affiliated Companies.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for the year ended December 31, 2007 are as follows:

Fund	Purchases	Sales

E*TRADE S&P 500 Index Fund	$52,083,086	$18,103,154
E*TRADE Russell 2000 Index Fund	37,824,198	23,118,748
E*TRADE International Index Fund	138,069,949	80,511,082
E*TRADE Technology Index Fund	6,197,611	10,323,592

8. SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value.

9. SUBSEQUENT EVENTS (UNAUDITED)

Trustee Compensation

Effective January 1, 2008, each Independent Trustee will receive from the Trust an annual fee (payable in quarterly installments) of $30,000 for his or her services as an Independent Trustee (including participation in all Committee meetings) plus an additional fee of: (i) $2,500 for each Board meeting attended, and (ii) $1,500 for each telephonic Board meeting attended. The Chairman will receive additional compensation of $4,000 and the chairperson of the Audit Committee will continue to be paid an additional $2,000 per year for his or her services in such capacity and the Trust will continue to reimburse each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings.

Amended Expense Limitation Agreement

Pursuant to an Expense Limitation Agreement with the Funds, ETAM agrees to limit the total operating expenses of each of the Funds as provided for in the Agreement. On February 21, 2008, the Board of Trustees approved an amended Expense Limitation Agreement, effective May 1, 2008 through April 30, 2009. The amendment to the Expense Limitation Agreement increases the operating expense limits for the E*TRADE S&P 500 Index Fund and E*TRADE International Index Fund from 0.09% to 0.15% and 0.09% to 0.025%, respectively and moves those funds from lowest cost index funds to low cost index funds.The Funds listed below will have the maximum operating expense limits indicated below commencing May 1, 2008.

Fund
E*TRADE S&P 500 Index Fund	0.15%
E*TRADE Russell 2000 Index Fund	0.22%
E*TRADE International Index Fund	0.25%
E*TRADE Technology Index Fund	0.60%

Dividends and Other Distributions

Effective February 21, 2008, the E*TRADE S&P500 Index Fund, E*TRADE Russell 2000 Index Fund, and E*TRADE Technology Index Fund intend to pay dividends from net investment income and distribute capital gains, if any, annually. Currently these funds pay dividends from net investment income on a quarterly basis.

E*TRADE Funds - 72

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
E*TRADE Funds and
Shareholders of:
E*TRADE S&P 500 Index Fund
E*TRADE Russell 2000 Index Fund
E*TRADE International Index Fund
E*TRADE Technology Index Fund

We have audited the accompanying statements of assets and liabilities of the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, and E*TRADE Technology Index Fund, each a series of E*TRADE Funds (the “Trust”), including the schedules of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2004 have been audited by other auditors, whose reports dated February 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the E*TRADE Funds, as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 18, 2008

E*TRADE Funds - 73

ADDITIONAL INFORMATION
December 31, 2007

DISCLOSURE OF FUND EXPENSES / SHAREHOLDER FEE EXAMPLE

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007. The Funds do not assess sales loads or Rule 12b-1 fees.

This table illustrates the Fund’s expenses in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown for each Fund is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”. The expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee (“AMF”) is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Funds’ Prospectus entitled “How to Buy, Sell and Exchange Shares – Automatic Investment Plan.” Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical 5% Return: This section is intended to help you compare the Funds’ costs with those of other mutual funds based on the Funds’ actual expense ratios and an assumed rate of 5% per year before expenses, which is not the Funds’ actual return. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Funds’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is calculated as a percentage of the total redemption proceeds for redemptions held less then 120 days, and would be added to your estimated expenses calculated in the table. A quarterly AMF is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Funds’ Prospectus entitled “How to Buy, Sell and Exchange Shares – Automatic Investment Plan.” Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are described in the Prospectus.

E*TRADE Funds - 74

ADDITIONAL INFORMATION (Continued)
December 31, 2007

Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Expense Ratio(1)	Expenses Paid During Period (2)

E*TRADE S&P 500 Index Fund
Actual	$1,000.00	$986.10	0.09%	$0.45
Hypothetical	$1,000.00	$1,024.75	0.09%	$0.46

E*TRADE Russell 2000 Index Fund
Actual	$1,000.00	$923.80	0.22%	$1.07
Hypothetical	$1,000.00	$1,024.10	0.22%	$1.12

E*TRADE International Index Fund
Actual	$1,000.00	$1,004.90	0.09%	$0.45
Hypothetical	$1,000.00	$1,024.75	0.09%	$0.46

E*TRADE Technology Index Fund
Actual	$1,000.00	$1,058.80	0.60%	$3.11
Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)

Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

TAX INFORMATION

During the year ended December 31, 2007, the E*TRADE S&P 500 Index Fund, the Russell 2000 Index Fund and the E*TRADE International Index Fund declared long-term capital gains of $1,354,224, $9,244,913 and $1,327,001, respectively.

The following are the percentage of the income dividends qualifying for the dividends received deduction available to corporations:

Fund	Percentage

E*TRADE S&P 500 Index Fund	100.00%
E*TRADE Russell 2000 Index Fund	64.98%
E*TRADE International Index Fund	1.41%
E*TRADE Technology Index Fund	100.00%

For the fiscal year ended December 31, 2007 certain distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the 15% dividend income tax rate. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

Fund	Percentage

E*TRADE S&P 500 Index Fund	100.00%
E*TRADE Russell 2000 Index Fund	40.31%
E*TRADE International Index Fund	54.50%
E*TRADE Technology Index Fund	100.00%

TRUSTEES’ APPROVAL/RENEWAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting held on September 25, 2007, the Board unanimously approved the renewal of the Investment Advisory Agreement between the Trust and ETAM for the Funds and approved the renewal of the Investment Sub-Advisory Agreement among the Trust, ETAM and World Asset for World Asset to provide subadvisory services to the Funds.

E*TRADE Funds - 75

ADDITIONAL INFORMATION (Continued)
December 31, 2007

In connection with these approvals, the Board, including the Independent Trustees of the Board, reviewed various factors including: (1) the nature, extent and quality of services that had been provided and would be provided to the Funds by ETAM and World Asset; (2) the fees and expenses paid to ETAM (and by ETAM to World Asset) and the contractual limitations on the Funds’ expenses to be provided by ETAM; (3) the cost of the services provided by ETAM (including the fees paid to World Asset) and the profits realized by ETAM and World Asset from their relationship to the Funds; (4) comparative investment performance information for the Funds; (5) the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow; and (6) any benefits that are derived or which may be derived by ETAM, World Asset or their affiliates from their relationship with the Funds. All factors were applied to the Funds. The Board, assisted by the advice of counsel to the Independent Trustees, considered a broad range of information regarding the Funds, including the factors described above. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board’s decisions. Below is a discussion of these factors as they applied to the Board’s consideration of the two agreements.

NATURE, EXTENT AND QUALITY OF SERVICES.

Investment Adviser: The Board members discussed the nature, extent and quality of the investment advisory services provided by ETAM and its affiliates to the Funds as detailed in materials provided by ETAM, including ETAM’s role in evaluating and supervising the investment advisory activities of World Asset, including monitoring the tracking error of each Fund (as compared to its relevant index), assessing the stock selection techniques used by World Asset, and reviewing reports from, and conducting periodic due diligence reviews of World Asset. Based on this review, the Board determined that ETAM had provided and would continue to provide satisfactory advisory services to the Funds.

Sub-Adviser: With respect to World Asset and the Investment Sub-Advisory Agreement among the Fund, ETAM and World Asset with respect to the Funds, the Board members similarly discussed the nature, extent and quality of the sub-advisory services provided by World Asset, including the investment processes and techniques used by World Asset in managing the Funds’ assets in accordance with its investment objectives, investment policies and restrictions and the qualifications of World Asset’s investment personnel dedicated to providing sub-advisory services to the Funds. Based on this review, the Board determined that World Asset had provided and would continue to provide satisfactory sub-advisory services to the Funds.

FEES AND EXPENSES.

The Board discussed the advisory fees paid by the Fund to ETAM (and indirectly to World Asset) and the contractual expense limitations and fee waivers that ETAM provided to the Funds. At the outset, the Board members considered and discussed the comparative expense data provided to them by ETAM. The Board noted that the comparative expense data supports the fact that the Funds have continued to operate as the lowest cost index funds in the industry, due to ETAM’s waiver and/or limitation of certain expenses and the Board observed that this was a significant benefit to the shareholders of the Funds. The Board further noted the commitment of E*TRADE to providing ETAM with necessary and appropriate resources in connection with its services to the Funds. Based on these considerations, the Board concluded that the expense ratios of the Funds were at an appropriate level and competitive with their respective peers and supported renewal and approval of the Advisory and Sub-Advisory Agreements.

COSTS AND PROFITABILITY.

The Board discussed the cost of the services provided by ETAM (including the fees payable to World Asset) and the profits realized by ETAM and World Asset and their affiliates from their relationship to the Funds. The Board noted that one significant factor in reviewing and renewing the Advisory Agreement and the Sub-Advisory Agreement relating to the Funds was the fact that the expense ratios of the Funds were the lowest among their peers. With regard to the advisory services provided by ETAM for each of the Funds, as well as the costs of such services and the profits realized by ETAM with respect to the Funds, the Board noted that ETAM currently waives a significant portion of its fees for the services that it provides to each of the Funds in order to maintain the Funds’ status as the “lowest cost index funds.” In addition, the Board noted ETAM’s continuing efforts to increase the assets of the Funds and to seek to recognize economies of scale through a careful service provider selection process, negotiations with service providers to reduce and/or limit their fees and expenses and the economies that have resulted from the reorganization of the E*TRADE Delphi Value Fund and the E*TRADE Kobren Growth Fund as series of the Trust. In addition, the Board noted that ETAM had advised the Board that it expects that, provided the assets of the Funds continue to grow, the Funds will become profitable. The Board concluded that the information regarding the costs of the services provided

E*TRADE Funds - 76

ADDITIONAL INFORMATION (Continued)
December 31, 2007

and the profitability of the Funds supported renewal of the Advisory and Sub-Advisory Agreements.

COMPARATIVE PERFORMANCE.

The Board reviewed the comparative investment performance of the Funds. The Board first noted that each Fund’s investment objective is to track its relevant index or benchmark as closely as possible while taking into account the impact of expenses relating to operating a registered investment company. Therefore, the Board focused on each Fund’s performance as compared to its relevant index and peer group of index funds (or in the case of the E*TRADE Technology Index Fund, similar exchange traded funds). The Board then reviewed the tracking of each Fund’s performance over the past year against its respective benchmark and the methods that had been employed by World Asset to mitigate the deviation of each Fund’s performance from that of its relevant benchmark. The Board favorably noted that there were no significant deviations between the performance of the Funds and their respective benchmarks, except for the E*TRADE International Index Fund. The Board noted the explanation that had been provided by World Asset regarding that deviation and strategies that World Asset was exploring to moderate that tracking deviation. The Board requested that ETAM continue to monitor that disparity and keep the Board informed. Based on these considerations and the performance information reviewed, the Board concluded that the investment performance of the Funds was adequate and supported approval of the Advisory and Sub-Advisory Agreements.

ECONOMIES OF SCALE.

The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow. The Board noted that the fee schedules in the Advisory Agreement do not contain asset-based breakpoints. The Board discussed the fact that, because the Funds currently are the lowest cost index funds, regardless of the level of Fund assets, shareholders of the Funds are already benefiting from low expenses. The Board further noted that it would have the opportunity to reconsider whether fee breakpoints are necessary or appropriate in the future with respect to each of the Funds as asset levels grow. Based on the information provided, the Board concluded that ETAM’s efforts in limiting the expense ratios of the Funds supported approval of the Advisory and Sub-Advisory Agreements.

OTHER BENEFITS TO THE ADVISER AND SUB-ADVISER.

The Board discussed the benefits that are derived or which may be derived by ETAM, World Asset and their affiliates from their relationship with the Funds. While the Board observed that there were no direct fall out benefits (other than the fees received pursuant to the Advisory and Sub-Advisory Agreements) to ETAM, World Asset or their affiliates from their relationship to the Funds, the Board noted that the relationship between the Funds and ETAM (and its affiliates), or between the Funds and World Asset (and their affiliates), may indirectly benefit ETAM, World Asset or their affiliates by potentially attracting clients and/or customers to other products and services offered by them. In this regard, the Board noted the indirect fall out benefits to E*TRADE that may result from using the Funds as a “marketing tool” to bring other assets into E*TRADE and add to the variety of investment choices provided by E*TRADE to its customers.

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Funds’ investment activities and conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Funds’ day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below as of December 31, 2007. The Trust consists of six active series.

E*TRADE Funds - 77

ADDITIONAL INFORMATION (Continued)
December 31, 2007

Name, Address, [1] Age and Position(s) with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

INDEPENDENT TRUSTEES

Cheryl A. Burgermeister Age: 56 Trustee	Since February 2004	Ms. Burgemeister is Trustee, Treasurer and Finance Trust Committee Chairman of the Portland Community College Foundation since 2001. She was a Trustee of the Zero Gravity Internet Fund from 2000 to 2001. She was a Director and Treasurer of the Crabbe Huson family of funds from 1988-1999.	6	The Select Sector SPDR Trust (9 portfolios)

Arthur Dubroff Age: 57 Trustee	Since August 2006	Mr. Dubroff is the Managing Principal of Turnberry Consulting, LLC, from October 1999 to present and Chief Financial Officer of Virtual Communities, Inc., a software provider, from July 2000 to December 2007. He served as Chief Financial Officer of Net2Phone, Inc., a provider of Voice Over Internet Protocol telephony services, from November 2002 to May 2006.	6	N/A

Steven Grenadier Age: 43 Trustee	Since February 1999	Mr. Grenadier is a Professor of Finance at the Graduate School of Business at Stanford University, where he has been employed as a professor since 1992.	6	Nicholas-Applegate Institutional Funds (13 portfolios)

George J. Rebhan Age: 73 Chairman & Trustee	Since December 1999	Mr. Rebhan retired in December 1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.	6	Advisor Series Trust (20 portfolios)

INTERESTED TRUSTEE[3]

Michael Curcio Age: 46 Trustee	Since November 2007	Mr. Curcio has been Managing Director, Americas of E*TRADE FINANCIAL since 2002 and President of ETAM since December 2007. Prior to that time, he was Executive Vice President, Customer Relationship Management at TD Waterhouse from January 2002 to September 2002.	6	Board of Governors, Philadelphia Stock Exchange

OFFICER(S) WHO ARE NOT TRUSTEES

Elizabeth Gottfried Age: 47 President	Since March 2006

Ms. Gottfried is Vice President of ETAM. She is also a Senior Director of E*TRADE FINANCIAL. Ms. Gottfried joined E*TRADE in September 2000 and served as Vice President and Treasurer of the Trust before becoming President. Prior to that, she worked at Wells Fargo Bank from 1984 to 2000 and managed various areas of Wells Fargo’s mutual fund group.

			N/A	N/A

Eric Godes Age: 46 Vice President	Since September 2006

Mr. Godes is Chief Operating Officer of KIM and a Vice President of ETAM. Prior to November 2, 2005, he served as Managing Director and a registered representative of Kobren Insight Brokerage, Inc. and Managing Director of Alumni Capital, LLC, a General Partner to a private investment partnership.

			N/A	N/A

Dilia M. Caballero Age: 36 Secretary and Chief Legal Officer	Since November 2006

Ms. Caballero joined E*TRADE in October 2006 and currently is an Associate General Counsel of E*TRADE Brokerage Services, Inc. She is also Secretary of ETAM. Prior to that time, Ms. Caballero practiced law at Dechert LLP from 1997 through 2006 in the firm’s Financial Services Group.

			N/A	N/A

E*TRADE Funds - 78

ADDITIONAL INFORMATION (Continued)
December 31, 2007

Name, Address, [1] Age and Position(s) with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

OFFICER(S) WHO ARE NOT TRUSTEES (Continued)

Matthew Audette Age: 33 Treasurer	Since March 2006	Mr. Audette is Vice President and Chief Financial Officer of ETAM and E*TRADE Global Asset Management. He also holds other positions at E*TRADE affiliates. He joined E*TRADE in 1999.	N/A	N/A

Tim Williams Age: 58 Chief Compliance Officer	Since February 2005

Mr. Williams is Chief Compliance Officer of ETAM and has general compliance management oversight for the asset management functions of various E*TRADE affiliates. Mr. Williams joined E*TRADE in January 2005. Prior to that he worked at Riggs Bank from 1971 to 2005 where he held various positions involving compliance, audit, risk management, trust operations and trust administration. He was the Chief Compliance Officer of Riggs Investment Advisors Inc. from 1995 to 2005.

			N/A	N/A

1 The address of each Trustee and Officer is E*TRADE Funds, 4500 Bohannon Drive, Menlo Park, California 94025.

2 Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

3 “Interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, by virtue of his affiliation with ETAM.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Funds’ Form N-Q on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds’ proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies for portfolio securities, during the most recent 12-month period ended December 31, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1

2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”)

3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

E*TRADE Funds - 79

E*TRADE Delphi Value Fund

ANNUAL REPORT	DECEMBER 31, 2007

DEAR SHAREHOLDERS

          After a fortuitous seven year span, 2000 through 2006, of vastly outperforming the general market index S&P 500 (+102.4% versus +7.9%), 2007 proved to be a difficult period for the Delphi Value Fund. (Please remember that the S&P 500 is not the Fund’s benchmark but is a widely recognized barometer for the overall equity market.) As your fund manager, I am truly disappointed to report a loss, albeit small, of (-2.30%) (-1.98% Institutional Class) for the past year closely mirroring the loss in the Fund’s benchmark, the   Russell

SCOTT M. BLACK

Midcap Value Index, of (-1.42%). Two salient macroeconomic factors help explain our reported decline. First, the mortgage backed securities and leveraged loan meltdown accelerated in the second half of 2007 as massive writedowns became ubiquitous amongst commercial and investment banking institutions throughout the United States and Europe. Concomitant with the diminution of the financials’ book value and earning power, the Financial Sector of the S&P 500 Index posted a precipitous 20.8% decline for the full year. Although the Fund’s weighting in financial services dropped significantly from 28.3% (12/31/06) to 20.3% at year end, our overall exposure penalized results. Many former stalwart performers like Wells Fargo, Lehman Brothers, and Colonial Bancgroup were caught in the financial services downdraft. Secondly, the housing malaise spread to the U.S. economy, as a whole, as the conflation of rising food and energy prices upon diminished household net worth crimped consumer spending. Hence, the Consumer Discretionary Sector of the S&P 500 Index fell 14.3% in 2007 pressuring many of the Fund’s superior holdings like American Eagle Outfitters, Toyota, and Walt Disney. Compounding the macroeconomic problems was a tectonic shift by investors from small and medium capitalization value equities into large capitalization growth stocks under the assumption that sizeable multinational corporations will weather an economic downturn better than their smaller competitors. As the accompanying table clearly demonstrates, large cap growth trounced small and midcap value in 2007.

Dow Jones Industrials (large cap)	+8.9%
Russell Top 200 Growth (large cap)	+12.1%
Russell 1000 Growth (large cap)	+11.8%
Russell 2000 Value (small cap)	-9.8%
Russell 2500 Value (midcap)	-7.3%
          While the short term outlook for the US economy is dicey, I am optimistic that the combination of the current monetary and fiscal stimulus will avert a US recession in 2008. Although both headline and core CPI inflation are currently above Mr. Bernanke’s comfort zone of 2%, I posit he will choose the public policy path of lowering interest rates, reflating the economy, and accepting a whiff of inflation. Our view is that the US economy will produce anemic real growth of 1.5% with core inflation of 2.5% during 2008. Given the continued writedowns of financial assets in the first half of 2008, the S&P 500 corporate earnings should be flat to down 5% for the full year. Thus, the general market now priced at 16x estimated 2008 earnings is fairly valued by historical standards. Since the stock market is a “discounting mechanism,” by the second half of 2008, prices should reflect the anticipated uptick in earnings for 2009. As I opined at the 2007 Barron’s Roundtable, expect a nervous US stock market in the first half of 2008 with a potential rally in the second term.
          An analysis of the individual holdings of the Fund indicates that energy and technology issues afforded the best gains during the second half of 2007. Three exploration and production companies, Whiting Petroleum (+42.3%), Apache Corp (+31.8%), and Devon Energy (+13.6%), coupled with Diamond Offshore Drilling (+39.8%), produced stellar gains. Additionally, the two leading US disc drive manufacturers, Western Digital (+56.1%) and Seagate Technology (+17.1%), registered solid advances. Generally speaking, financial services companies performed poorly. Colonial Bancgroup, a Southeast regional bank with no subprime or Alt A mortgage exposure, declined 45.8%. Similarly, iStar, a structured financial REIT with zero home mortgage exposure and the sister company of Starwood Hotels, dove 41.2%.

          Reviewing portfolio activity, we find that recent additions comprised many high return on equity businesses; namely, Fedex, Ross Stores (specialty retailing), Nabors Industries (land rigs), and Terex (construction and mining equipment). Among the divestitures were four takeover situations – Alcan, Komag, Genlyte, and Lamson & Sessions. Seven positions with weakening fundamentals were divested; Citigroup, H&R Block, Arkansas Best (trucking), YRC Worldwide (trucking), U-Store-It, PMI Group (mortgage insurance), and Radian.

          The latest portfolio diagnostics continue to show that the Delphi Value Fund owns superior businesses at bargain prices. Congruent with our stated investment philosophy, the five year average return on equity of the Fund’s holdings is 16.6% after tax; 20.3% for the trailing year, while the portfolio price/earnings ratio is 11.4x forecast 2008 earnings per share. Although Benjamin Graham’s “Mr. Market” is a fickle character in volatile economic climates, we believe strongly in Ben’s assertion that “value will out.” We thank you for your continued support.

Very truly yours,

Scott M. Black
President

F U N D O V E R V I E W

December 31, 2007

Value of $10,000 invested 12/23/98

*

Please note that the Russell Midcap Value Index information presented in the chart titled “Value of $10,000 invested 12/23/98” in the Fund’s 2006 Annual Report is incorrect. The correct value of $10,000 invested in the Russell Midcap Value Index for the period covered by the Fund’s 2006 Annual Report should be $26,139.

Total Return

	12 Months Ended 12/31/07	5 Year Annualized Return	Annualized Since Inception (12/23/98)

Retail Class	-2.30%	+12.83%	+9.27%
Institutional Class	-1.98%	+13.16%	+9.58%
Russell Midcap Value	-1.42%	+17.92%	+10.76%

Total Net Assets
$118,743,983

	Retail Class	Institutional Class

Net Asset Value – 12/31/07	$15.16	$15.49
Gross Expense Ratio	1.54%	1.24%
Net Expense Ratio	1.54%	1.24%

The expense ratios include “Acquired Fund Fees and Expenses” and exclude any contractual expense limitation. The Fund is subject to a contractual expense limitation which will remain in effect until at least April 30, 2008, however the expense limitation is 1.75% and 1.50% of the average net assets of the Retail and Institutional Classes, respectively. As indicated above, the expense ratios were less than their expense limitation.

Top Ten Equity Holdings*

Security	Sector	ALLOC (%)

Berkshire Hathaway, Inc., Class B	Conglomerates	4.69
Western Digital Corp.	Aerospace/Technology	2.15
Pepsi Bottling Group, Inc.	Food & Beverage	2.00
Arrow Electronics, Inc.	Aerospace/Technology	1.98
Diamond Offshore Drilling, Inc.	Energy	1.97
Avnet, Inc.	Aerospace/Technology	1.92
Goldman Sachs Group, Inc.	Financial Services	1.90
XTO Energy, Inc.	Energy	1.79
Ingersoll-Rand Co., Ltd., Class A	Manufacturing	1.79
Toyota Motor Corp., ADR	Consumer Related	1.74

*As a percent of total net assets.

Sectors

Asset Allocation

E*TRADE Asset Management, Inc. is the Fund’s adviser, Delphi Management, Inc. is the sub-adviser and E*TRADE Securities LLC is the distributor of the Fund. Performance data reflects past performance and is not a guarantee of future returns. Past performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate with market conditions and shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance information current to the most recent month-end, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1. The Russell Midcap Value Index is an unmanaged index of common stocks. The Adviser absorbed certain expenses of the Fund during certain periods, without which the total return would be lower. Portfolio holdings and percentages of the Fund may change at any time. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus or current performance information by calling 1-800-895-9936 or by visiting www.etrade.com.

2 E*TRADE Delphi Value Fund — 2007 Annual Report

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2007

	SHARES	VALUE (Note 2)

COMMON STOCKS – 98.1%

ADVERTISING – 2.7%

Publicis Groupe, ADR	41,500	$1,618,500
WPP Group PLC, SP ADR	23,847	1,533,124

		3,151,624
AEROSPACE / TECHNOLOGY – 12.3%

Applied Materials, Inc.	103,900	1,845,264
Arrow Electronics, Inc. (a)	60,000	2,356,800
ASE Test, Ltd. (a)	98,117	1,392,280
Avnet, Inc. (a)	65,300	2,283,541
ChipMOS Technologies (Bermuda), Ltd. (a)	243,996	1,039,423
Micron Technology, Inc. (a)	161,975	1,174,319
Seagate Technology	77,000	1,963,500
Western Digital Corp. (a)	84,600	2,555,766

		14,610,893
BANKING – 3.2%

Colonial BancGroup, Inc.	67,200	909,888
Southwest Bancorp, Inc.	52,100	954,993
Wells Fargo & Co.	64,030	1,933,066

		3,797,947
BASIC MATERIALS – 6.7%

Commercial Metals Co.	50,000	1,467,500
Companhia Vale do Rio Doce, ADR	53,850	1,759,280
Dow Chemical Co.	33,300	1,312,686
Gerdau Ameristeel Corp.	125,000	1,777,500
Norsk Hydro ASA, ADR	65,300	910,935
NovaGold Resources, Inc. (a)	91,000	742,560

		7,970,461
CONGLOMERATES – 6.2%

Berkshire Hathaway, Inc., Class B (a)	1,175	5,564,800
Loews Corp.	36,500	1,837,410

		7,402,210
CONSTRUCTION & REAL ESTATE – 1.6%

General Growth Properties, Inc., REIT	26,155	1,077,063
United Rentals, Inc. (a)	46,900	861,084

		1,938,147
CONSUMER RELATED – 9.1%

Ashford Hospitality Trust, Inc.	128,000	920,320
DiamondRock Hospitality Co.	77,700	1,163,946
Honda Motor Co., Ltd., ADR	51,100	1,693,454
Nokia Oyj, ADR	53,700	2,061,543
Sunstone Hotel Investors, Inc.	52,000	951,080
Toyota Motor Corp., ADR	19,500	2,070,315
Walt Disney Co. (The)	60,200	1,943,256

		10,803,914
ENERGY – 14.5%

Apache Corp.	17,770	1,910,986
Devon Energy Corp.	20,200	1,795,982
Diamond Offshore Drilling, Inc.	16,450	2,335,900

	SHARES	VALUE (Note 2)

ENERGY – (Continued)

ENSCO International, Inc.	25,300	$1,508,386
Hercules Offshore, Inc. (a)	53,000	1,260,340
Nabors Industries, Ltd. (a)	47,500	1,301,025
Nexen, Inc.	51,340	1,656,742
StatoilHydro ASA, SP ADR	42,736	1,304,303
Whiting Petroleum Corp. (a)	35,400	2,041,164
XTO Energy, Inc.	41,485	2,130,669

		17,245,497
FINANCIAL SERVICES – 10.0%

American Express Co.	31,000	1,612,620
Ares Capital Corp.	83,100	1,215,753
Bear Stearns Cos., Inc./The	12,900	1,138,425
Goldman Sachs Group, Inc./The	10,504	2,258,885
iStar Financial, Inc., REIT	38,500	1,002,925
Lehman Brothers Holdings, Inc.	29,900	1,956,656
Morgan Stanley	27,255	1,447,513
NorthStar Realty Finance Corp.	134,000	1,195,280

		11,828,057
FOOD & BEVERAGE – 2.0%

Pepsi Bottling Group, Inc.	60,100	2,371,546
INSURANCE – 7.2%

Aspen Insurance Holdings, Ltd.	60,200	1,736,168
Endurance Specialty Holdings, Ltd.	41,800	1,744,314
IPC Holdings, Ltd.	39,000	1,125,930
RenaissanceRe Holdings, Ltd.	29,300	1,765,032
SAFECO Corp.	22,230	1,237,766
XL Capital, Ltd., Class A	19,600	986,076

		8,595,286
MANUFACTURING – 4.2%

Altra Holdings, Inc. (a)	91,000	1,513,330
Ingersoll-Rand Co., Ltd., Class A	45,700	2,123,679
Terex Corp. (a)	20,000	1,311,400

		4,948,409
PHARMACEUTICALS – 1.8%

AstraZeneca PLC, SP ADR	29,600	1,267,472
ViroPharma, Inc. (a)	103,430	821,234

		2,088,706
PUBLISHING & BROADCASTING – 7.2%

British Sky Broadcasting Group PLC, ADR	25,500	1,247,460
Comcast Corp., Class A (a)	74,850	1,356,282
Liberty Media Corp., Class A (a)	17,490	2,037,410
News Corp., Class B	88,800	1,887,000
Washington Post Co. (The), Class B	2,500	1,978,575

		8,506,727
RETAIL – 5.8%

Abercrombie & Fitch Co., Class A	23,100	1,847,307
American Eagle Outfitters, Inc.	58,500	1,215,045
Ethan Allen Interiors, Inc.	45,500	1,296,750
Macy’s, Inc.	37,300	964,951
Ross Stores, Inc.	62,991	1,610,680

		6,934,733

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Annual Report 3

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Continued)

	SHARES	VALUE (Note 2)

TRANSPORTATION – 3.6%

DryShips, Inc.	15,500	$1,199,700
FedEx Corp.	7,500	668,775
Norfolk Southern Corp.	27,500	1,387,100
Teekay Shipping Corp.	19,030	1,012,586

		4,268,161

TOTAL COMMON STOCKS (COST $90,958,338)		116,462,318

MUTUAL FUNDS – 1.2%

BlackRock Liquidity Funds TempCash Portfolio	1,504,343	1,504,343

TOTAL MUTUAL FUNDS (COST $1,504,343)		1,504,343

TOTAL INVESTMENTS - 99.3% (COST $92,462,681)		117,966,661
OTHER ASSETS LESS LIABILITIES - 0.7%		777,322

TOTAL NET ASSETS - 100.0%		$118,743,983

(a)	Non-income producing.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of these Financial Statements.

4 E*TRADE Delphi Value Fund — 2007 Annual Report

E*TRADE Delphi Value Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS:
Investments in securities at market value, (Cost $92,462,681) (Note 2)	$117,966,661
Receivable for fund shares purchased	45
Receivable for securities sold	1,735,291
Dividends and interest receivable	179,142
Prepaid expenses and other assets	898

TOTAL ASSETS	119,882,037

LIABILITIES:
Payable for fund shares redeemed	701,363
Payable for securities purchased	261,811
Accrued advisory fee (Note 3)	90,160
Accrued administration fee (Note 3)	15,910
Accrued distribution fees (Note 3)	10,600
Trustee fees (Note 3)	69
Audit and tax services	20,000
Accrued other expenses	38,141

TOTAL LIABILITIES	1,138,054

TOTAL NET ASSETS	$118,743,983

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$7,734
Paid-in capital, in excess of par	90,967,734
Accumulated net realized gain (loss) on investments	2,264,535
Net unrealized appreciation (depreciation) of investments	25,503,980

TOTAL NET ASSETS	$118,743,983

RETAIL CLASS SHARES:
NET ASSETS	$47,352,052

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	3,123,694

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$15.16

INSTITUTIONAL CLASS SHARES:
NET ASSETS	$71,391,931

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	4,610,130

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$15.49

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Annual Report 5

E*TRADE Delphi Value Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007

NET INVESTMENT INCOME:
Dividends	$3,961,335
Less: Foreign taxes withheld	(37,626)

TOTAL INVESTMENT INCOME	3,923,709

EXPENSES (NOTES 3 and 4):
Advisory fee	1,204,979
Administration fee	212,643
Sub-administration fee	97,421
Distribution expenses (Retail Class)	144,969
Transfer and dividend disbursing agent	23,612
Network fee (Retail Class)	29,794
Legal services	57,615
Custodian fees	11,431
Trustee fees	23,521
Registration fees	56,825
Audit and tax services	16,701
Insurance	5,430
Printing	38,654
Other expenses	6,429

NET EXPENSES	1,930,024

NET INVESTMENT INCOME	1,993,685

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Sale of investments	17,563,305
Net change in unrealized appreciation (depreciation) of:
Investments	(21,964,678)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,401,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,407,688)

The accompanying notes are an integral part of these Financial Statements.

6 E*TRADE Delphi Value Fund — 2007 Annual Report

E*TRADE Delphi Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2007	2006

NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,993,685	$505,528
Net realized gain (loss) on sale of investments	17,563,305	14,511,924
Net change in unrealized appreciation (depreciation) of investments	(21,964,678)	6,950,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,407,688)	21,967,457

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Retail Class:
Net investment income	(826,355)	(120,907)
Net realized gain on investments	(7,169,036)	(5,373,410)

Total retail class distributions	(7,995,391)	(5,494,317)

Institutional Class:
Net investment income	(1,468,667)	(393,229)
Net realized gain on investments	(10,506,568)	(7,745,743)

Total institutional class distributions	(11,975,235)	(8,138,972)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(19,970,626)	(13,633,289)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	(96,775)	8,365,080

NET INCREASE (DECREASE) IN NET ASSETS	(22,475,089)	16,699,248

NET ASSETS:
BEGINNING OF PERIOD	141,219,072	124,519,824

END OF PERIOD	$118,743,983	$141,219,072

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Annual Report 7

E*TRADE Delphi Value Fund
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

RETAIL CLASS SHARES

	Year Ended December 31,

	2007	2006	2005(2)	2004(2)	2003(2)

NET ASSET VALUE, BEGINNING OF PERIOD	$18.46	$17.32	$17.23	$15.79	$11.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.26	0.04	0.02	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.67)	3.02	1.12	2.04	3.91

TOTAL FROM INVESTMENT OPERATIONS	(0.41)	3.06	1.14	1.99	3.88

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.30)	(0.04)	(0.03)	—	—
Net realized gain on investments	(2.59)	(1.88)	(1.02)	(0.55)	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(2.89)	(1.92)	(1.05)	(0.55)	—

NET ASSET VALUE, END OF PERIOD	$15.16	$18.46	$17.32	$17.23	$15.79

TOTAL RETURN (1)	(2.30)%	17.65%	6.66%	12.52%	32.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$47,352	$57,271	$65,959	$65,446	$61,197
Ratio of net expenses to average net assets(3)	1.54%	1.54%	1.57%	1.58%	1.64%
Ratio of net investment income to average net assets	1.23%	0.22%	0.13%	(0.28)%	(0.21)%
Portfolio turnover rate	29%	28%	22%	31%	22%

(1)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(2)	Predecessor Fund, See Note 1.

(3)	There were no fees waived or expenses reimbursed on the Fund.

The accompanying notes are an integral part of these Financial Statements.

8 E*TRADE Delphi Value Fund — 2007 Annual Report

E*TRADE Delphi Value Fund
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

INSTITUTIONAL CLASS SHARES

	Year Ended December 31,

	2007	2006	2005(2)	2004(2)	2003(2)

NET ASSET VALUE, BEGINNING OF PERIOD	$18.80	$17.61	$17.49	$15.98	$12.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.32	0.10	0.07	—	0.01
Net realized and unrealized gain (loss) on investments	(0.68)	3.07	1.15	2.06	3.95

TOTAL FROM INVESTMENT OPERATIONS	(0.36)	3.17	1.22	2.06	3.96

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.36)	(0.10)	(0.08)	—	—
Net realized gain on investments	(2.59)	(1.88)	(1.02)	(0.55)	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(2.95)	(1.98)	(1.10)	(0.55)	—

NET ASSET VALUE, END OF PERIOD	$15.49	$18.80	$17.61	$17.49	$15.98

TOTAL RETURN (1)	(1.98)%	17.94%	6.97%	12.87%	32.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$71,392	$83,948	$58,561	$55,390	$45,179
Ratio of net expenses to average net assets(3)	1.24%	1.25%	1.28%	1.28%	1.35%
Ratio of net investment income to average net assets	1.53%	0.51%	0.42%	0.02%	0.08%
Portfolio turnover rate	29%	28%	22%	31%	22%

(1)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(2)	Predecessor Fund, See Note 1.

(3)	There were no fees waived or expenses reimbursed on the Fund.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Annual Report 9

NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1. ORGANIZATION

The E*TRADE Delphi Value Fund (“Fund”) is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4, 1998, as a Delaware statutory trust. Prior to November 17, 2006, the Fund was a series of the Kobren Insight Funds, organized on September 13, 1996 as a Massachusetts business trust (the “Predecessor Fund”). On November 17, 2006, the Predecessor Fund exchanged all of its assets for shares of the Fund and the Fund became the legal and accounting successor of the Predecessor Fund (the “Reorganization”). As of December 31, 2007, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to E*TRADE Delphi Value Fund. The Fund is authorized to issue two classes of shares – the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Information with regard to the other series of the Trust can be found in separate financial statements at www.etradefunds.etrade.com.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies. The Fund may invest up to 35% of its assets in securities of foreign issuers, including emerging market issuers.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to establish estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board. Investments in debt securities which mature in more than 60 days are valued on the basis of market quotations.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis.

10 E*TRADE Delphi Value Fund — 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Continued)

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods. General expenses, income and realized and unrealized gains and losses attributable to the Fund are prorated among the Fund’s two classes based on the relative average net assets of those classes.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due primarily to the redesignation of income distributions to gain distributions. The tax character and amount of distributions paid during 2007 and 2006 were as follows:

Distributions Paid in 2007		Distributions Paid in 2006

Ordinary Income*	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

$3,870,069	$16,100,557	$1,523,538	$12,109,751

As of December 31, 2007, the most recent year end, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income*	Net Unrealized Appreciation	Undistributed Long-Term Capital Gains	Total

$1,001,962	$25,503,980	$1,262,573	$27,768,515

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity of the Trust for federal income tax purposes. It is the Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

At December 31, 2007, the cost of investments for federal income tax purposes was $ 92,462,681. Net unrealized appreciation aggregated $25,503,980, of which $32,967,833 represented gross unrealized appreciation on securities and $7,463,853 represented gross unrealized depreciation on securities.

Effective June 29, 2007, the Trust is subject to Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in its financial statements.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain (loss) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $301,337 and $(301,337) have been made at December 31, 2007 to undistributed net investment income and accumulated net realized gain (loss) on investments, respectively. These adjustments were related to a redesignation of income distributions to gain distributions.

E*TRADE Delphi Value Fund — 2007 Annual Report 11

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Continued)

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.85% of the Fund’s average daily net assets. ETAM serves as the Fund’s administrator and shareholder servicing agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee of 0.15% of the Fund’s average daily net assets.

Delphi Management, Inc. (“Delphi”) serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays Delphi a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Fund is not responsible for paying Delphi’s sub-advisory fee.

ETAM has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2008. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses of the Fund so that, on an annualized basis, the total annual fund operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees (if applicable as described in the Prospectus), and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) of the Retail Class and the Institutional Class of the Fund do not exceed 1.75% and 1.50%, respectively, of the Fund’s average daily net assets.

The Fund may, at a later date, reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as principal underwriter of the Fund. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL.

12 E*TRADE Delphi Value Fund — 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Continued)

The Trust, on behalf of the Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) with respect to the Retail Class shares of the Fund (the “Distribution Plan”). The Predecessor Fund had a similar plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Retail Class shares. Pursuant to the Distribution Plan, the Fund uses its assets to finance activities relating to the distribution of Retail Class shares to investors and provision of certain shareholder services. Certain categories of such expenditures have been approved by the Board and include, among other things, the following: compensation to, and expenses (including overhead and telephone expenses) of account executives and other employees of the principal underwriter or of other broker-dealers who engage in or support the distribution of the Fund’s shares; and printing and mailing of prospectuses and other reports for other than existing shareholders, advertising and allowances to other broker-dealers. The Fund compensates E*TRADE Securities, principal underwriter of the Fund, at a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Retail Class shares regardless of E*TRADE Securities’ expenses.

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) currently receives, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and is entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman of the Board and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity. The Trust does not compensate its officers or Trustees who are affiliated with ETAM.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities, for the year ended December 31, 2007, were $38,478,006 and $45,320,745 of non-governmental issues, respectively.

6. SHARES OF BENEFICIAL INTEREST

As of December 31, 2007, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund for the year ended December 31, 2007 and December 31, 2006 were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006

	Shares	Amount	Shares	Amount

Retail Class:
Shares sold	330,325	$6,205,795	352,113	$6,539,919
Shares issued as reinvestment of distributions	464,974	7,086,296	261,063	4,829,658
Shares redeemed	(774,499)	(14,168,573)	(1,317,558)	(23,812,108)

Net increase (decrease) – Retail Class	20,800	(876,482)	(704,382)	(12,442,531)

Institutional Class:
Shares sold	272,844	5,301,458	1,151,424	21,029,627
Shares issued as reinvestment of distributions	708,311	11,028,397	421,582	7,942,604
Shares redeemed	(836,541)	(15,550,148)	(432,614)	(8,164,620)

Net increase – Institutional Class	144,614	779,707	1,140,392	20,807,611

Total net increase (decrease) from fund share transactions		$(96,775)		$8,365,080

At December 31, 2007, Kobren Insight Management, Inc. (“KIM”), the Predecessor Fund’s investment adviser, Delphi and their affiliates owned 794,260 Institutional Class shares of the Fund representing 17.2% of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 1,814,660 shares of the Institutional Class representing 39.4% of the outstanding shares.

E*TRADE Delphi Value Fund — 2007 Annual Report 13

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Continued)

7. SUBSEQUENT EVENTS (Unaudited)

Trustee Compensation

Effective January 1, 2008, each Independent Trustee will receive from the Trust an annual fee (payable in quarterly installments) of $30,000 for his or her services as an Independent Trustee (including participation in all Committee meetings) plus an additional fee of: (i) $2,500 for each Board meeting attended, and (ii) $1,500 for each telephonic Board meeting attended. The Chairman will receive additional compensation of $4,000 and the chairperson of the Audit Committee will continue to be paid an additional $2,000 per year for his or her services in such capacity and the Trust will continue to reimburse each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings.

Expense Limitation Agreement

Pursuant to an Expense Limitation Agreement with the Fund, ETAM agrees to limit the total operating expenses of the Fund as provided for in the Agreement. On February 21, 2008, the Board of Trustees of the Trust approved an amended Expense Limitation Agreement, effective May 1, 2008 through April 30, 2009 which maintains the current total operating expense limit in effect for the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
E*TRADE Funds and
Shareholders of:
E*TRADE Delphai Value Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE Delphi Value Fund, a series of E*TRADE Funds (the “Trust”), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2004 have been audited by other auditors, whose report dated February 11, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Delphi Value Fund, as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania February 18, 2008	TAIT, WELLER & BAKER LLP

14 E*TRADE Delphi Value Fund — 2007 Annual Report

ADDITIONAL INFORMATION (Unaudited)
December 31, 2007

DISCLOSURE OF FUND EXPENSES/SHAREHOLDER FEE EXAMPLE

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007. The Fund does not assess a sales load.

This table illustrates the Fund’s expenses in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the twelve month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical 5% Return: This section is intended to help you compare the Fund’s costs with those of other mutual funds based on the Fund’s actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund’s actual return. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are described in the Prospectus. Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Expense Ratio(1)	Expenses Paid During Period(2)

Actual Fund Return
Retail Class	$1,000	$923.00	1.59%	$7.71
Institutional Class	$1,000	924.60	1.28%	6.21

Hypothetical 5% Return
Retail Class	$1,000	$1,017.19	1.59%	$8.08
Institutional Class	1,000	1,018.75	1.28%	6.51

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

E*TRADE Delphi Value Fund — 2007 Annual Report 15

ADDITIONAL INFORMATION (Unaudited)
December 31, 2007 (Continued)

TAX INFORMATION

During the year ended December 31, 2007, the Fund designated long-term capital gains of $16,100,557.

For the fiscal year ended December 31, 2007, 35.67% of the income dividends qualified for the dividends received deduction available to corporations.

For the fiscal year ended December 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the income earned, 73.78% of income may qualify for the 15% dividend income tax rate. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

TRUSTEES’ APPROVAL/RENEWAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting held on September 25, 2007, the Board unanimously approved the renewal of the Investment Advisory Agreement between the Trust and ETAM for the Fund and approved the renewal of the Investment Sub-Advisory Agreement among the Trust, ETAM and Delphi for Delphi to provide subadvisory services to the Fund.

In connection with these approvals, the Board, including the Independent Trustees of the Board, reviewed various factors including: (1) the nature, extent and quality of services that had been provided and would be provided to the Fund by ETAM and Delphi; (2) the fees and expenses paid to ETAM (and by ETAM to Delphi) and the contractual limitations on the Fund’s expenses to be provided by ETAM; (3) the cost of the services provided by ETAM (including the fees paid to Delphi) and the profits realized by ETAM and Delphi from their relationship to the Fund; (4) comparative investment performance information for the Fund; (5) the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Fund as the Fund grows; and (6) any benefits that are derived or which may be derived by ETAM, Delphi or their affiliates from their relationship with the Fund. All factors were applied to the Fund. The Board, assisted by the advice of counsel to the Independent Trustees, considered a broad range of information regarding the Fund, including information regarding the Predecessor Fund and the factors described above. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board’s decisions. Below is a discussion of these factors as they applied to the Board’s consideration of the two agreements.

NATURE, EXTENT AND QUALITY OF SERVICES.

Investment Adviser: The Board members discussed the nature, extent and quality of the investment advisory services provided by ETAM and its affiliates to the Fund as detailed in materials provided by ETAM, including ETAM’s role in evaluating and supervising the investment advisory activities of Delphi, monitoring the performance of the Fund compared to its benchmarks and other comparable funds or investment vehicles, assessing the stock selection techniques used by Delphi, and reviewing reports from, and conducting periodic due diligence reviews of, Delphi. Based on this review, the Board determined that ETAM had provided and would continue to provide satisfactory advisory services to the Fund.

Sub-Adviser: With respect to Delphi and the Investment Sub-Advisory Agreement among the Fund, ETAM and Delphi with respect to the Fund, the Board members similarly discussed the nature, extent and quality of the sub-advisory services provided by Delphi, including the investment processes and techniques used by Delphi in managing the Fund’s assets in accordance with its investment objective, investment policies and restrictions and the qualifications of Delphi’s investment personnel dedicated to providing sub-advisory services to the Fund. Based on this review, the Board determined that Delphi had provided and would continue to provide satisfactory sub-advisory services to the Fund.

16 E*TRADE Delphi Value Fund — 2007 Annual Report

ADDITIONAL INFORMATION (Unaudited)
December 31, 2007 (Continued)

FEES AND EXPENSES.

The Board discussed the advisory fees paid by the Fund to ETAM (and indirectly to Delphi) and the contractual expense limitations and fee waivers that ETAM provided to the Fund. At the outset, the Board members considered and discussed the comparative expense data provided to them by ETAM. The Board observed that the Fund’s fees and expenses, were, on the whole, competitive with its peer group. The Board further noted the commitment of E*TRADE to providing ETAM with necessary and appropriate resources in connection with its services to the Fund. Based on these considerations, the Board concluded that the expense ratio of the Fund was at an appropriate level and competitive with its peers and supported renewal and approval of the Advisory and Sub-Advisory Agreements.

COSTS AND PROFITABILITY.

The Board discussed the cost of the services provided by ETAM (including the fees payable to Delphi) and the profits realized by ETAM and Delphi and their affiliates from their relationship to the Fund. The Board noted that one significant factor in reviewing and renewing the Advisory Agreement and the Sub-Advisory Agreement relating to the Fund was that ETAM has put in place a contractual expense limitation agreement with respect to the Fund. In addition, the Board noted ETAM’s continuing efforts to increase the assets of the Fund and to seek to recognize economies of scale through a careful service provider selection process, negotiations with service providers to reduce and/or limit their fees and expenses and the economies that have resulted from the reorganization of the Fund and the E*TRADE Kobren Growth Fund as series of the Trust. In addition, the Board noted that ETAM had advised the Board that it expects that, provided the assets of the Funds continue to grow, the Fund will remain profitable. The Board concluded that the information regarding the costs of the services provided and the profitability of the Fund supported renewal of the Advisory and Sub-Advisory Agreements.

COMPARATIVE PERFORMANCE.

The Board reviewed the comparative investment performance of the Fund. The Board noted that the Fund’s performance results were below its comparable peer group but that the Fund had achieved adequate absolute returns. Based on these considerations and the performance information reviewed, the Board concluded that the investment performance of the Fund was adequate and supported approval of the Advisory and Sub-Advisory Agreements.

ECONOMIES OF SCALE.

The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Fund as the Fund grows. The Board noted that the fee schedule in the Advisory Agreement does not contain asset-based breakpoints. The Board noted that the contractual expense limitation agreement applicable to the Fund would allow the shareholders of the Fund to continue to benefit from low expenses. The Board further noted that it would have the opportunity to reconsider whether fee breakpoints are necessary or appropriate in the future with respect to the Fund as asset levels grow. Based on the information provided, the Board concluded that ETAM’s efforts in limiting the expense ratios of the Fund supported approval of the Advisory and Sub-Advisory Agreements.

OTHER BENEFITS TO THE ADVISER AND SUB-ADVISER.

The Board discussed the benefits that are derived or which may be derived by ETAM, Delphi and their affiliates from their relationship with the Fund. While the Board observed that there were no direct fall out benefits (other than the fees received pursuant to the Advisory and Sub-Advisory Agreements) to ETAM, Delphi or their affiliates from their relationship to the Fund, the Board noted that the relationship between the Fund and ETAM (and its affiliates), or between the Fund and Delphi (and their affiliates), may indirectly benefit ETAM, Delphi or their affiliates by potentially attracting clients and/or customers to other products and services offered by them. In this regard, the Board noted the indirect fall out benefits to E*TRADE that may result from using the Fund as a “marketing tool” to bring other assets into E*TRADE and add to the variety of investment choices provided by E*TRADE to its customers.

E*TRADE Delphi Value Fund — 2007 Annual Report 17

ADDITIONAL INFORMATION (Unaudited)
December 31, 2007 (Continued)

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Fund’s investment activities and conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund’s day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below as of December 31, 2007. The Trust consists of six active series.

Name, Address[1], Age and Position(s) with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Port- folios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

INDEPENDENT TRUSTEES

Cheryl A. Burgermeister Age: 56 Trustee	Since February 2004	Ms. Burgemeister is Trustee, Treasurer and Finance Trust Committee Chairman of the Portland Community College Foundation since 2001. She was a Trustee of the Zero Gravity Internet Fund from 2000 to 2001. She was a Director and Treasurer of the Crabbe Huson family of funds from 1988-1999.	6	The Select Sector SPDR Trust (9 portfolios)

Arthur Dubroff Age: 57 Trustee	Since August 2006	Mr. Dubroff is the Managing Principal of Turnberry Consulting, LLC, from October 1999 to present and Chief Financial Officer of Virtual Communities, Inc., a software provider, from July 2000 to December 2007. He served as Chief Financial Officer of Net2Phone, Inc., a provider of Voice Over Internet Protocol telephony services, from November 2002 to May 2006.	6	N/A

Steven Grenadier Age: 43 Trustee	Since February 1999	Mr. Grenadier is a Professor of Finance at the Graduate School of Business at Stanford University, where he has been employed as a professor since 1992.	6	Nicholas-Applegate Institutional Funds (13 portfolios)

George J. Rebhan Age: 73 Chairman & Trustee	Since December 1999	Mr. Rebhan retired in December 1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.	6	Advisor Series Trust (20 portfolios)

INTERESTED TRUSTEES[3]

Michael Curcio Age: 46 Trustee	Since November 2007	Mr. Curcio has been Managing Director, Americas of E*TRADE FINANCIAL since 2002 and President of ETAM since December 2007. Prior to that time, he was Executive Vice President, Customer Relationship Management at TD Waterhouse from January 2002 to September 2002.	6	Board of Governors, Philadelphia Stock Exchange

OFFICER(S) WHO ARE NOT TRUSTEES

Elizabeth Gottfried Age: 47 President	Since March 2006

Ms. Gottfried is Vice President of ETAM. She is also a Senior Director of E*TRADE FINANCIAL. Ms. Gottfried joined E*TRADE in September 2000 and served as Vice President and Treasurer of the Trust before becoming President. Prior to that, she worked at Wells Fargo Bank from 1984 to 2000 and managed various areas of Wells Fargo’s mutual fund group.

			N/A	N/A

Eric Godes Age: 46 Vice President	Since September 2006

Mr. Godes is Chief Operating Officer of KIM and a Vice President of ETAM. Prior to November 2, 2005, he served as Managing Director and a registered representative of Kobren Insight Brokerage, Inc. and Managing Director of Alumni Capital, LLC, a General Partner to a private investment partnership.

			N/A	N/A

18 E*TRADE Delphi Value Fund — 2007 Annual Report

ADDITIONAL INFORMATION (Unaudited)
December 31, 2007 (Continued)

Name, Address[1], Age and Position(s) with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Port- folios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Dilia M. Caballero Age: 36 Secretary and Chief Legal Officer	Since November 2006

Ms. Caballero joined E*TRADE in October 2006 and currently is an Associate General Counsel of E*TRADE Brokerage Services, Inc. She is also Secretary of ETAM. Prior to that time, Ms. Caballero practiced law at Dechert LLP from 1997 through 2006 in the firm’s Financial Services Group.

			N/A	N/A

Matthew Audette Age: 33 Treasurer	Since March 2006	Mr. Audette is Vice President and Chief Financial Officer of ETAM and E*TRADE Global Asset Management. He also holds other positions at E*TRADE affiliates. He joined E*TRADE in 1999.	N/A	N/A

Tim Williams Age: 58 Chief Compliance Officer	Since February 2005

Mr. Williams is Chief Compliance Officer of ETAM and has general compliance management oversight for the asset management functions of various E*TRADE affiliates. Mr. Williams joined E*TRADE in January 2005. Prior to that he worked at Riggs Bank from 1971 to 2005 where he held various positions involving compliance, audit, risk management, trust operations and trust administration. He was the Chief Compliance Officer of Riggs Investment Advisors Inc. from 1995 to 2005.

			N/A	N/A

[1]	The address of each Trustee and Officer is E*TRADE Funds, 4500 Bohannon Drive, Menlo Park, California 94025.

[2]

Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

[3]	“Interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, by virtue of his affiliation with ETAM.

E*TRADE Delphi Value Fund — 2007 Annual Report 19

ADDITIONAL INFORMATION (Unaudited)
December 31, 2007 (Continued)

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Fund’s Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended December 31, is also available, without charge and upon request, by

1.	calling E*TRADE Funds at 1-800-ETRADE-1;

2.	visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”); or

3.	accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available without charge and, upon request by calling 1-800-ETRADE-1.

20 E*TRADE Delphi Value Fund — 2007 Annual Report

E*TRADE Kobren Growth Fund

ANNUAL REPORT	DECEMBER 31, 2007

MESSAGE TO SHAREHOLDERS

Turbulent Times
Demand Self Control

          The year 2007 was not a great year, but not a disaster, either. Most securities markets experienced reasonable single digit gains. While that may not excite the “greed” gene that permeates our bodies, it’s not bad considering low inflation and the strong market gains of recent years.

          Growth funds outperformed value funds, while larger caps did better than smaller caps. In general, international funds outperformed their domestic brethren, and emerging market funds continued to rack up the strongest gains.
          Total returns in the broad bond market (as represented by the performance of the Lehman Aggregate Bond Index) bettered the S&P 500 Index. But, like stock funds, there were substantial differences depending on the type of bond fund you held. TIPS-oriented funds did the best, scoring double-digit gains. During the year, investors shunned credit risk, resulting in only a slightly positive year for high-yield funds.

Eric M. Kobren Portfolio Manager

Rusty Vanneman, CFA Co-Portfolio Manager

Challenging Outlook For 2008
          Economic growth during 2008 will undoubtedly slow. Whether we register negative growth enough to qualify for a recession is anyone’s guess. We would put the odds at 50/50. But as investors, rather than economists, we are not hung up on the technicalities.
          On one hand, unemployment is low, the weak U.S. dollar continues to bolster exports, and we believe an accommodating Federal Reserve will continue lowering interest rates to spur demand. On the other hand, we’re still of the opinion that the housing market will get worse before it gets better. It’s not just the carpenter and dishwasher manufacturer that will be hurt as housing limps along. Consumer sentiment will sag as folks watch the value of their homes decline. We’ve started to see the effects of this already in disappointing 2007 holiday sales.
          In 2008, consumers will likely pull back further on discretionary purchases as they struggle to make payments on their (rising) adjustable-rate mortgages. Lower interest rates by the Fed will ease the pain, as will the government’s stimulus package, although only modestly.

          After several phenomenal years, corporate earnings growth will deteriorate. Continued high commodity prices and weak domestic demand will put pressure on most industries and companies. However, the weak U.S. dollar and reasonable economic growth abroad will continue to help exports.

          Corporate balance sheets remain strong and should be able to weather the more difficult economic environment that we see in 2008. However, after years of plentiful and cheap risk capital, the pendulum has swung the other way. Businesses will find it more difficult and more expensive to access capital going forward. As a result, merger & acquisition activity, as well as leveraged buyouts, should decline quite a bit this year.

Funds We Emphasize For This Environment

          We continue to favor really large companies that have a global presence. As a group, these companies will be better able to withstand tighter credit markets and a weaker U.S. economy than smaller and more domestically oriented firms. Weaker demand in the U.S. will be offset by stronger demand from foreign customers.

          Demand from emerging markets and the effects of a weak U.S. dollar should continue to push commodity prices higher, so we also like natural resource/commodity funds. Commodities often have a low or negative correlation with the stock market, effectively reducing portfolio volatility. When it comes to bonds, we are sticking with high-credit-quality funds, but at some point in the year, bonds of less credit-quality may become attractive again.

Stay the Course

          In what could be a volatile year, having realistic expectations is key. We know we will lose money at some point during the year. We know that making 20% a year is not normal. We know we will be wrong at times, and always ask ourselves “Can we handle the worst outcome?” Most importantly, we know that winning in the investment world is defined by avoiding big losses, staying in the game, and letting time take care of the bumps in the road.

Sincerely,

Eric M. Kobren	Rusty Vanneman, CFA
Portfolio Manager	Co-Portfolio Manager

E*TRADE KOBREN GROWTH FUND (12/31/07)

Total Return (%)	12 Months Ended 12/31/07	5 Year Annualized Return	10 Year Annualized Return

E*TRADE Kobren Growth	+6.24%	+13.15%	+7.13%
S&P 500 Index	+5.49%	+12.82%	+5.91%

Gross Expense Ratio	+1.07%	Net Expense Ratio	+0.98%

The gross expense ratio includes “Acquired Fund Fees and Expenses” and excludes the Fund’s contractual expense limitation. The net expense ratio excludes “Acquired Fund Fees and Expenses” and includes the Fund’s contractual expense limitation. The Fund is subject to a contractual expense limitation which will remain in effect until at least April 30, 2008.

Asset Allocation*

Style Allocation*

* Based on total net assets.

E*TRADE Kobren Growth Fund (Ticker: KOGRX): Kobren Growth returned 6.2% in 2007 while the S&P 500 Index appreciated 5.5%. Given its diversified mandate, Kobren Growth also maintained a lower volatility (risk) level than the broad market.
          Kobren Growth benefited from multiple market exposures. Large cap growth was one strong area with funds such as Excelsior Large Cap Growth and T. Rowe Price Blue Chip Growth contributing nicely to the Fund’s returns. International exposures, such as SSgA Emerging Markets and Julius Baer International Equity, also helped. Some sector exposures, including Franklin Templeton Gold and Natural Resources, also boosted the Fund’s performance. Lastly, it should be noted that non-equity funds,such as PIMCO All Asset and Loomis Sayles Bond, not only reduced overall portfolio volatility, but they also helped the overall 2007 return. Heading into 2008, we continue to hold these positions.
          Funds that detracted from total returns generally fell into the value category. Outstanding long-term value managers at funds such as Longleaf Partners, Oakmark Select, Third Avenue International Value and Ameristock all provided below-market returns. Moving forward, however, given our philosophy and process of building a well diversified portfolio, we continue to believe it’s in the Fund’s best interest to maintain exposure to value funds, albeit at a reduced level.

Top Ten Holdings*

E*TRADE Kobren Growth	Style	Alloc (%)

T. Rowe Price Blue Chip Growth	Large Cap Growth	15.7
PIMCO All Asset	Alternative	9.4
Excelsior Large Cap Growth	Large Cap Growth	9.0
Ameristock Mutual Fund	Large Cap Value	7.7
Diamonds Trust	Large Cap Value	7.5
Longleaf Partners Small Cap	Small Cap Value	7.0
Longleaf Partners	Large Cap Blend	5.8
Julius Baer International Equity	International	5.5
BlackRock Liquidity	Money Market	5.4
Rydex Russell Top 50 ETF	Large Cap Value	5.0

Total Fund Net Assets	$79,631,306

Top Sectors**

** Equities Only

E*TRADE Asset Management is the adviser, Kobren Insight Management, Inc. is the sub-adviser and E*TRADE Securities LLC is the distributor for the Fund. Performance data reflects past performance and is not a guarantee of future results. Past performance data does not reflect taxes that a shareholder would pay on distributions or the redemption of shares and would have been lower in the absence of fee waivers and expense reimbursements. Investment return and principal value will fluctuate with market conditions and shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance information current to the most recent month-end, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1.

2   E*TRADE Kobren Growth Fund — 2007 Annual Report

E*TRADE Kobren Growth Fund SCHEDULE OF INVESTMENTS December 31, 2007

	SHARES	VALUE (Note 2)

MUTUAL FUNDS – 101.3%

LARGE CAP GROWTH – 24.7%

Excelsior Large Cap Growth Fund - Class I(a)	574,249	$7,178,116
T. Rowe Price Blue Chip Growth Fund	311,257	12,521,868

		19,699,984
LARGE CAP BLEND – 9.7%

Longleaf Partners Fund	139,448	4,624,100
Oakmark Select Fund - Class I	120,346	3,063,993

		7,688,093
LARGE CAP VALUE – 20.2%

Ameristock Mutual Fund, Inc.	145,785	6,127,328
Diamonds Trust - Series I, ETF	45,300	5,995,455
Rydex Russell Top 50 ETF	35,800	3,964,134

		16,086,917
SMALL CAP VALUE – 7.0%

Longleaf Partners Small Cap Fund	204,843	5,538,942
SECTOR – 5.3%

Fidelity Select Chemicals Portfolio	8,802	728,159
Fidelity Select Computers Portfolio (a)	33,068	1,598,846
Franklin Gold and Precious Metals Fund	50,621	1,896,764

		4,223,769
INTERNATIONAL EQUITY - DEVELOPED – 8.9%

Julius Baer International Equity - Class I	98,233	4,389,073
Third Avenue International Value Fund	144,606	2,709,913

		7,098,986
INTERNATIONAL EQUITY - EMERGING – 3.0%

SSgA Emerging Markets Fund	79,478	2,392,298
ALTERNATIVE – 12.5%

Hussman Strategic Growth Fund	159,337	2,480,879
PIMCO All Asset Fund - Class I	590,317	7,491,127

		9,972,006

	SHARES	VALUE (Note 2)

BOND – 4.6%

Loomis Sayles Bond Fund	253,471	$3,695,608
MONEY MARKET – 5.4%

BlackRock Liquidity Funds TempCash Portfolio	4,275,216	4,275,216

TOTAL MUTUAL FUNDS (COST $67,270,898)		80,671,819

TOTAL INVESTMENTS - 101.3% (COST $67,270,898)		80,671,819
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (1.3%)		(1,040,513)

NET ASSETS - 100.0%		$79,631,306

(a)	Non-income producing.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these Financial Statements.

The S&P 500 Index is an unmanaged index of common stocks and not subject to fees and expenses. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. Portfolio holdings are also subject to change. Data sources: Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus or current performance information by calling 1-800-895-9936 or by visiting www.etrade.com. Copyright ©2007

E*TRADE Kobren Growth Fund — 2007 Annual Report 3

E*TRADE Kobren Growth Fund STATEMENT OF ASSETS AND LIABILITIES December 31, 2007

ASSETS:
Investments in securities at market value, (Cost $67,270,898) (Note 2)	$80,671,819
Receivable for fund shares purchased	100,092
Dividends and interest receivable	93,534
Due from E*TRADE Asset Management, Inc. (Note 3)	25,587
Prepaid expenses and other assets	912

TOTAL ASSETS	80,891,944

LIABILITIES:
Payable for fund shares redeemed	157,555
Payable for securities purchased	997,860
Accrued advisory fee (Note 3)	41,386
Accrued administration fee (Note 3)	10,346
Trustee fees (Note 3)	79
Audit and tax services	20,000
Accrued other expenses	33,412

TOTAL LIABILITIES	1,260,638

TOTAL NET ASSETS	$79,631,306

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$5,494
Paid-in capital, in excess of par	63,719,466
Accumulated net realized gain (loss) on investments	2,505,425
Net unrealized appreciation (depreciation) of investments	13,400,921

TOTAL NET ASSETS	$79,631,306

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	5,494,311

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$14.49

The accompanying notes are an integral part of these Financial Statements.

4 E*TRADE Kobren Growth Fund — 2007 Annual Report

E*TRADE Kobren Growth Fund STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007

NET INVESTMENT INCOME:
Dividends	$1,662,153

TOTAL INVESTMENT INCOME	1,662,153

EXPENSES (NOTES 3 and 4):
Advisory fee	487,821
Administration fee	121,955
Sub-administration fee	72,640
Transfer and dividend disbursing agent	28,343
Network fee	23,995
Legal services	29,651
Custodian fees	4,609
Trustee fees	11,526
Registration fees	27,861
Audit and tax services	17,549
Insurance	2,777
Printing	37,780
Other expenses	4,031

TOTAL EXPENSES BEFORE REIMBURSEMENT AND REDUCTION	870,538
Reimbursed expenses	(57,364)
Other reductions	(14,062)

NET EXPENSES	799,112

NET INVESTMENT INCOME	863,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Sale of investments	1,140,075
Short-term capital gain distributions received	230,233
Long-term capital gain distributions received	2,884,917
Net change in unrealized appreciation(depreciation) of:
Investments	(302,890)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,952,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,815,376

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2007	2006

NET INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$863,041	$745,617
Net realized gain (loss) on sale of investments	1,140,075	3,054,730
Short-term capital gain distributions received	230,233	382,371
Long-term capital gain distributions received	2,884,917	3,642,986
Net change in unrealized appreciation (depreciation) of investments	(302,890)	1,201,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,815,376	9,027,637

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,226,153)	(1,272,781)
Net realized gain on investments	(4,688,512)	(6,625,463)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(5,914,665)	(7,898,244)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	3,122,146	9,873,592

NET INCREASE (DECREASE) IN NET ASSETS	2,022,857	11,002,985

NET ASSETS:
BEGINNING OF PERIOD	77,608,449	66,605,464

END OF PERIOD (1)	$79,631,306	$77,608,449

(1)	Includes accumulated undistributed (distributions in excess of) net investment income of $0 and $119,403 for the years ended December 31, 2007 and 2006, respectively.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Kobren Growth Fund — 2007 Annual Report 5

E*TRADE Kobren Growth Fund FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2007	2006	2005(1)	2004(1)	2003(1)

NET ASSET VALUE, BEGINNING OF PERIOD	$14.71	$14.42	$14.02	$12.69	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (2)(3)	0.17	0.16	0.12	0.08	0.12
Short-term capital gain distributions received	0.04	0.07	0.04	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.72	1.72	0.99	1.29	2.66

TOTAL FROM INVESTMENT OPERATIONS	0.93	1.95	1.15	1.40	2.80

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.24)	(0.27)	(0.17)	(0.07)	(0.12)
Net realized gain on investments	(0.91)	(1.39)	(0.58)	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(1.15)	(1.66)	(0.75)	(0.07)	(0.12)

NET ASSET VALUE, END OF PERIOD	$14.49	$14.71	$14.42	$14.02	$12.69

TOTAL RETURN (4)	6.24%	13.54%	8.22%	11.05%	27.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$79,631	$77,608	$66,605	$56,843	$54,648
Ratio of total expenses before reimbursement and reduction to average net assets (5)	1.07%	1.08%	1.12%	1.16%	1.18%
Ratio of net expenses to average net assets (5)	0.98%	0.98%	0.98%	0.98%	0.96%
Ratio of net investment income to average net assets (3)	1.06%	1.07%	0.93%	0.63%	1.06%
Portfolio turnover rate	35%	49%	29%	30%	81%

(1)	Predecessor Fund. See Note 1.

(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(3)	Net investment income (loss) would have been lower (greater) in the absence of fee waivers and expense reimbursements.

(4)

Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these Financial Statements.

6 E*TRADE Kobren Growth Fund — 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS December 31, 2007

1. ORGANIZATION

The E*TRADE Kobren Growth Fund (“Fund”) is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4, 1998, as a Delaware statutory trust. Prior to November 17, 2006, the Kobren Growth Fund was a series of the Kobren Insight Funds, organized on September 13, 1996 as a Massachusetts business trust (the “Predecessor Fund”). On November 17, 2006, the Predecessor Fund exchanged all of its assets for shares of the Fund and the Fund became the legal and accounting successor of the Predecessor Fund (the “Reorganization”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end diversified management investment company. As of December 31, 2007, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to the E*TRADE Kobren Growth Fund. Information with regard to the other series of the Trust can be found in separate financial statements at www.etradefunds.etrade.com.

The Fund’s investment objective is long-term growth of capital primarily through capital appreciation and (secondarily) through income. Additionally, the goal of the Fund is to exhibit a “volatility” level over a full market cycle approximating that of the Standard & Poor’s Composite Stock Price Index (“S&P 500® Index”). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies (“underlying funds”), but also may invest directly in securities that are suitable investments for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to establish estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The underlying funds are valued according to their stated net asset value or, if their net asset value is not reported, at their fair value. The Fund’s other investment securities, if any, are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board. Investments in debt securities which mature in more than 60 days are valued on the basis of market quotations.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis.

E*TRADE Kobren Growth Fund — 2007 Annual Report 7

NOTES TO FINANCIAL STATEMENTS December 31, 2007 (Continued)

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, annually, unless offset by any available capital loss carry forward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due primarily to the redesignation of income distributions to gain distributions. The tax character and amount of distributions paid during 2007 and 2006 were as follows:

Distributions Paid in 2007		Distributions Paid in 2006

Ordinary Income*	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

$1,212,677	$4,701,988	$1,487,485	$6,410,759

As of December 31, 2007, the most recent year end, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income*	Net Unrealized Appreciation	Undistributed Long-Term Capital Gains	Total

$ —	$ 13,334,291	$ 2,572,055	$ 15,906,346

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity of the Trust for federal income tax purposes. It is the Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

At December 31, 2007, the cost of investments for federal income tax purposes was $67,337,528. Net unrealized appreciation aggregated $13,334,291 of which $13,512,614 represented gross unrealized appreciation on securities and $178,323 represented gross unrealized depreciation on securities.

Effective June 29, 2007, the Trust is subject to Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in its financial statements.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain (loss) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $243,709 and $(243,709) have been made at December 31, 2007 to undistributed net investment income and accumulated net realized gain (loss) on investments, respectively. These adjustments were related to short-term capital gain dividends reclassified as ordinary income. The difference between book and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

8 E*TRADE Kobren Growth Fund — 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS December 31, 2007 (Continued)

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.60% of the Fund’s average daily net assets. ETAM serves as the Fund’s administrator and shareholder services agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee of 0.15% of the Fund’s average daily net assets. Kobren Insight Management, Inc. (“KIM”), serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays KIM a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Fund is not responsible for paying KIM’s sub-advisory fee.

ETAM has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2008. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses of the Fund so that, on an annualized basis, the total annual fund operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees (if applicable as described in the Prospectus), and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets.

The Fund may, at a later date, reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $59,028 was eligible for reimbursement as of December 31, 2007, with $1,664 expiring in 2009 and $57,364 expiring in 2010. The expenses reimbursed by the previous adviser prior to the Reorganization were not eligible for the reimbursement.

E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as the principal underwriter of the Fund’s shares and bears all distribution costs. No distribution fees are paid by the Fund. Pursuant to the Fund’s investment advisory agreement, any 12b-1 payments, service fees or revenue sharing payments received by ETAM or its affiliates with respect to shares of any underlying fund held by the Fund will be applied against the advisory fees owed to ETAM by the Fund, thereby reducing the amount of advisory fee paid by the Fund to ETAM. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL.

E*TRADE Kobren Growth Fund — 2007 Annual Report 9

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Continued)

For the year ended December 31, 2007, expense reimbursements and other reductions were as follows:

Expenses Reimbursed By Investment Adviser	Other Reductions (1)

$ 57,364	$ 14,062

(1) Reimbursements to the Fund from underlying fund fees described above.

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) currently receives, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and is entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman of the Board and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity. The Trust does not compensate its officers or trustees who are affiliated with ETAM.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities, for the year ended December 31, 2007, were $30,180,596 and $27,525,227 of non-governmental issues, respectively.

6. SHARES OF BENEFICIAL INTEREST

As of December 31, 2007, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund for the year ended December 31, 2007 and December 31, 2006 were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006

Retail Class:	Shares	Amount	Shares	Amount

Shares sold	836,567	$12,890,081	737,185	$11,371,443
Shares issued as reinvestment of distributions	328,953	4,789,552	525,559	7,730,975
Shares redeemed	(946,536)	(14,557,487)	(607,021)	(9,228,826)

Net increase	218,984	$3,122,146	655,723	$9,873,592

At December 31, 2007, KIM and its affiliates owned 1,288,344 shares of the Fund representing 23.4% of the total outstanding shares.

7. RISK FACTORS OF THE FUND

Indirectly investing in underlying funds through the Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any “affiliated persons” (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, ETAM, KIM or their affiliates hold shares of any of the underlying funds, the Fund’s ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

10 E*TRADE Kobren Growth Fund — 2007 Annual Report

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Continued)

8. SUBSEQUENT EVENTS (Unaudited)

Trustee Compensation

Effective January 1, 2008, each Independent Trustee will receive from the Trust an annual fee (payable in quarterly installments) of $30,000 for his or her services as an Independent Trustee (including participation in all Committee meetings) plus an additional fee of: (i) $2,500 for each Board meeting attended, and (ii) $1,500 for each telephonic Board meeting attended. The Chairman will receive additional compensation of $4,000 and the chairperson of the Audit Committee will continue to be paid an additional $2,000 per year for his or her services in such capacity and the Trust will continue to reimburse each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings.

Expense Limitation Agreement

Pursuant to an Expense Limitation Agreement with the Fund, ETAM agrees to limit the total operating expenses of the Fund as provided for in the Agreement. On February 21, 2008, the Board of Trustees of the Trust approved an amended Expense Limitation Agreement, effective May 1, 2008 through April 30, 2009 which maintains the current total operating expense limit in effect for the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of E*TRADE Funds and Shareholders of: E*TRADE Kobren Growth Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE Kobren Growth Fund, a series of E*TRADE Funds (the “Trust”), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2004 have been audited by other auditors, whose report dated February 11, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those stan-dards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Kobren Growth Fund, as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
February 18, 2008

E*TRADE Kobren Growth Fund — 2007 Annual Report 11

ADDITIONAL INFORMATION (Unaudited) December 31, 2007

DISCLOSURE OF FUND EXPENSES/SHAREHOLDER FEE EXAMPLE

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007. The Fund does not assess a sales load or Rule 12b-1 fee.

This table illustrates the Fund’s expenses in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the twelve month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical 5% Return: This section is intended to help you compare the Fund’s costs with those of other mutual funds based on the Fund’s actual expense ratio and an assumed rate of 5% per year before expenses which is not the Fund’s actual return. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5%annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are described in the Prospectus. Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Expense Ratio (1)	Expenses Paid During Period (2)

Actual Fund Return	$ 1,000	$ 989.10	1.00%	$ 5.01
Hypothetical 5% Return	$ 1,000	$ 1,020.16	1.00%	$ 5.09

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

TAX INFORMATION

The percentage of income from direct obligations of the U.S. Government in the Fund was 5.01%.

During the year ended December 31, 2007, the Fund declared long-term capital gain distributions of $4,701,988.

12 E*TRADE Kobren Growth Fund — 2007 Annual Report

ADDITIONAL INFORMATION (Unaudited) December 31, 2007 (Continued)

For the fiscal year ended December 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the income earned, 44.39% of income may qualify for the 15% dividend income tax rate. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

TRUSTEES’ APPROVAL/RENEWAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting held on September 25, 2007, the Board unanimously approved the renewal of the Investment Advisory Agreement between the Trust and ETAM for the Fund and approved the renewal of the Investment Sub-Advisory Agreement among the Trust, ETAM and KIM for KIM to provide subadvisory services to the Fund.

In connection with these approvals, the Board, including the Independent Trustees of the Board, reviewed various factors including: (1) the nature, extent and quality of services that had been provided and would be provided to the Fund by ETAM and KIM; (2) the fees and expenses paid to ETAM (and by ETAM to KIM) and the contractual limitations on the Fund’s expenses to be provided by ETAM; (3) the cost of the services provided by ETAM (including the fees paid to KIM) and the profits realized by ETAM and KIM from their relationship to the Fund; (4) comparative investment performance information for the Fund; (5) the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Fund as the Fund grows; and (6) any benefits that are derived or which may be derived by ETAM, KIM or their affiliates from their relationship with the Fund. All factors were applied to the Fund. The Board, assisted by the advice of counsel to the Independent Trustees, considered a broad range of information regarding the Fund, including information regarding the Predecessor Fund and the factors described above. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board’s decisions. Below is a discussion of these factors as they applied to the Board’s consideration of the two agreements.

NATURE, EXTENT AND QUALITY OF SERVICES.

Investment Adviser: The Board members discussed the nature, extent and quality of the investment advisory services provided by ETAM and its affiliates to the Fund as detailed in materials provided by ETAM, including ETAM’s role in evaluating and supervising the investment advisory activities of KIM, monitoring the performance of the Fund compared to its benchmarks and other comparable funds or investment vehicles, assessing the stock selection techniques used by KIM, and reviewing reports from and conducting periodic due diligence reviews of KIM. Based on this review, the Board determined that ETAM had provided and would continue to provide satisfactory advisory services to the Fund.

Sub-Adviser: With respect to KIM and the Investment Sub-Advisory Agreement among the Fund, ETAM and KIM with respect to the Fund, the Board members similarly discussed the nature, extent and quality of the sub-advisory services provided by KIM, including the investment processes and techniques used by KIM in managing the Fund’s assets in accordance with its investment objective, investment policies and restrictions and the qualifications of KIM’s investment personnel dedicated to providing sub-advisory services to the Fund. Based on this review, the Board determined that KIM had provided and would continue to provide satisfactory sub-advisory services to the Fund.

FEES AND EXPENSES.

The Board discussed the advisory fees paid by the Fund to ETAM (and indirectly to KIM) and the contractual expense limitations and fee waivers that ETAM provided to the Fund. At the outset, the Board members considered and discussed the comparative expense data provided to them by ETAM. The Board noted that the Fund’s fees and expenses were below the median of its peer group and the average of its peer group. The Board further noted the commitment of E*TRADE to providing ETAM with necessary and appropriate resources in connection with its services to the Fund. Based on these considerations, the Board concluded that the expense ratio of the Fund was at an appropriate level and competitive with its peers and supported renewal and approval of the Advisory and Sub-Advisory Agreements.

E*TRADE Kobren Growth Fund — 2007 Annual Report 13

ADDITIONAL INFORMATION (Unaudited) December 31, 2007 (Continued)

COSTS AND PROFITABILITY.

The Board discussed the cost of the services provided by ETAM (including the fees payable to KIM) and the profits realized by ETAM and KIM and their affiliates from their relationship to the Fund. The Board noted that one significant factor in reviewing and renewing the Advisory Agreement and the Sub-Advisory Agreement relating to the Fund was that ETAM has put in place a contractual expense limitation agreement with respect to the Fund. In addition, the Board noted ETAM’s continuing efforts to increase the assets of the Fund and to seek to recognize economies of scale through a careful service provider selection process, negotiations with service providers to reduce and/or limit their fees and expenses and the economies that have resulted from the Reorganization of the Fund and the E*TRADE Delphi Value Fund as series of the Trust. In addition, the Board noted that ETAM had advised the Board that it expects that, provided the assets of the Funds continue to grow, the Fund will remain profitable. The Board concluded that the information regarding the costs of the services provided and the profitability of the Fund supported renewal of the Advisory and Sub-Advisory Agreements.

COMPARATIVE PERFORMANCE.

The Board reviewed the comparative investment performance of the Fund. The Board positively noted that the Fund’s returns compared favorably to its peer group. Based on these considerations and the performance information reviewed, the Board concluded that the investment performance of the Fund was adequate and supported approval of the Advisory and Sub-Advisory Agreements.

ECONOMIES OF SCALE.

The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Fund as the Fund grows. The Board noted that the fee schedule in the Advisory Agreement does not contain asset-based breakpoints. The Board noted that the contractual expense limitation agreements applicable to the Fund would allow the shareholders of the Fund to continue to benefit from low expenses. The Board further noted that it would have the opportunity to reconsider whether fee breakpoints are necessary or appropriate in the future with respect to the Fund as asset levels grow. Based on the information provided, the Board concluded that ETAM’s efforts in limiting the expense ratios of the Fund supported approval of the Advisory and Sub-Advisory Agreements.

OTHER BENEFITS TO THE ADVISER AND SUB-ADVISER.

The Board discussed the benefits that are derived or which may be derived by ETAM, KIM and their affiliates from their relationship with the Fund. While the Board observed that there were no direct fall out benefits (other than the fees received pursuant to the Advisory and Sub-Advisory Agreements) to ETAM, KIM or their affiliates from their relationship to the Fund, the Board noted that the relationship between the Fund and ETAM (and its affiliates), or between the Fund and KIM (and their affiliates), may indirectly benefit ETAM, KIM or their affiliates by potentially attracting clients and/or customers to other products and services offered by them. In this regard, the Board noted the indirect fall out benefits to E*TRADE that may result from using the Fund as a “marketing tool” to bring other assets into E*TRADE and add to the variety of investment choices provided by E*TRADE to its customers.

14 E*TRADE Kobren Growth Fund — 2007 Annual Report

ADDITIONAL INFORMATION (Unaudited) December 31, 2007 (Continued)

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Fund’s investment activities and conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund’s day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below as of December 31, 2007. The Trust consists of six active series.

Name, Address[1], Age and Position(s) with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Port- folios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

INDEPENDENT TRUSTEES

Cheryl A. Burgermeister Age: 56 Trustee	Since February 2004	Ms. Burgemeister is Trustee, Treasurer and Finance Trust Committee Chairman of the Portland Community College Foundation since 2001. She was a Trustee of the Zero Gravity Internet Fund from 2000 to 2001. She was a Director and Treasurer of the Crabbe Huson family of funds from 1988-1999.	6	The Select Sector SPDR Trust (9 portfolios)

Arthur Dubroff Age: 57 Trustee	Since August 2006	Mr. Dubroff is the Managing Principal of Turnberry Consulting, LLC, from October 1999 to present and Chief Financial Officer of Virtual Communities, Inc., a software provider, from July 2000 to December 2007. He served as Chief Financial Officer of Net2Phone, Inc., a provider of Voice Over Internet Protocol telephony services, from November 2002 to May 2006.	6	N/A

Steven Grenadier Age: 43 Trustee	Since February 1999	Mr. Grenadier is a Professor of Finance at the Graduate School of Business at Stanford University, where he has been employed as a professor since 1992.	6	Nicholas-Applegate Institutional Funds (13 portfolios)

George J. Rebhan Age: 73 Chairman & Trustee	Since December 1999	Mr. Rebhan retired in December 1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.	6	Advisor Series Trust (20 portfolios)

INTERESTED TRUSTEES[3]

Michael Curcio Age: 46 Trustee	Since November 2007	Mr. Curcio has been Managing Director, Americas of E*TRADE FINANCIAL since 2002 and President of ETAM since December 2007. Prior to that time, he was Executive Vice President, Customer Relationship Management at TD Waterhouse from January 2002 to September 2002.	6	Board of Governors, Philadelphia Stock Exchange

OFFICER(S) WHO ARE NOT TRUSTEES

Elizabeth Gottfried Age: 47 President	Since March 2006

Ms. Gottfried is Vice President of ETAM. She is also a Senior Director of E*TRADE FINANCIAL. Ms. Gottfried joined E*TRADE in September 2000 and served as Vice President and Treasurer of the Trust before becoming President. Prior to that, she worked at Wells Fargo Bank from 1984 to 2000 and managed various areas of Wells Fargo’s mutual fund group.

			N/A	N/A

Eric Godes Age: 46 Vice President	Since September 2006

Mr. Godes is Chief Operating Officer of KIM and a Vice President of ETAM. Prior to November 2, 2005, he served as Managing Director and a registered representative of Kobren Insight Brokerage, Inc. and Managing Director of Alumni Capital, LLC, a General Partner to a private investment partnership.

			N/A	N/A

Dilia M. Caballero Age: 36 Secretary and Chief Legal Officer	Since November 2006

Ms. Caballero joined E*TRADE in October 2006 and currently is an Associate General Counsel of E*TRADE Brokerage Services, Inc. She is also Secretary of ETAM. Prior to that time, Ms. Caballero practiced law at Dechert LLP from 1997 through 2006 in the firm’s Financial Services Group.

			N/A	N/A

E*TRADE Kobren Growth Fund — 2007 Annual Report 15

ADDITIONAL INFORMATION (Unaudited) December 31, 2007 (Continued)

Name, Address[1], Age and Position(s) with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Port- folios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Matthew Audette Age: 33 Treasurer	Since March 2006	Mr. Audette is Vice President and Chief Financial Officer of ETAM and E*TRADE Global Asset Management. He also holds other positions at E*TRADE affiliates. He joined E*TRADE in 1999.	N/A	N/A

Tim Williams Age: 58 Chief Compliance Officer	Since February 2005

Mr. Williams is Chief Compliance Officer of ETAM and has general compliance management oversight for the asset management functions of various E*TRADE affiliates. Mr. Williams joined E*TRADE in January 2005. Prior to that he worked at Riggs Bank from 1971 to 2005 where he held various positions involving compliance, audit, risk management, trust operations and trust administration. He was the Chief Compliance Officer of Riggs Investment Advisors Inc. from 1995 to 2005.

			N/A	N/A

[1]	The address of each Trustee and Officer is E*TRADE Funds, 4500 Bohannon Drive, Menlo Park, CA 94025.

[2]

Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

[3]	“Interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, by virtue of his affiliation with ETAM.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Fund’s Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended December 31, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1;

2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”); or

3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available without charge and, upon request by calling 1-800-ETRADE-1.

16 E*TRADE Kobren Growth Fund — 2007 Annual Report

Item 2. Code of Ethics.

E*TRADE Funds (“Funds” or “Registrant”) has adopted a code of ethics that applies to the Registrant’s President and Treasurer. No waivers have been granted or approved during the period covered by this report. The code was amended to update the name of Trust Counsel.

The code of ethics has been attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Funds’ Board of Trustees (“Board”) has determined that the Funds have at least one Audit Committee Financial Expert (“ACFE”) serving on the Funds’ Audit Committee. On November 16, 2004, the Board determined that Cheryl A. Burgermeister should be the Funds’ “ACFE,” and was “independent” (as each term in defined in Item 3 of Form N-CSR). Ms. Burgermeister, also an Independent Trustee, has acquired the attributes of an ACFE as a result of, among other things, her position as treasurer and finance committee chairman of a community college foundation and as a treasurer of a registered investment management company. Ms. Burgermeister is also a certified public accountant. The Board reviews the ACFE designation on an annual basis.

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2007: $99,000 2006: $93,000

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item are as follows:

2007: $0 2006: $0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:
2007: $15,000 2006: $25,200
The nature of the services includes the review of the preparation of and execution as preparer of the Funds’ State and Federal Tax returns and income and excise tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are as follows:

2007: $0 2006: $2,600

In fiscal year 2006, the nature of the services related to reviewing and providing the consent of the independent registered accounting firm for the Funds’ Forms N-1A and N-14 filings during the fiscal year.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Pursuant to the Funds’ Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the Funds’ independent registered public accounting firm. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the Funds, its investment adviser (not including any unaffiliated sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with the investment adviser that provides services to the Funds to employ the independent registered public accounting firm to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the Funds. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent registered public accounting firm’s independence. The Charter further permits the Audit Committee to delegate to the Chairperson and one or more of its members authority to pre-approve permissible non-audit services to the Funds, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by the Funds’ independent registered public accounting firm to the Funds’ investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds), and any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the services relate directly to the operations and financial reporting of the Funds.

Pre-approval of any permissible non-audit service is not required provided that (1) the aggregate amount paid to the independent registered public accounting firm for such non-audit services during the fiscal year in which such non-audit services are provided does not constitute more that five percent of the total amount of fees charged by the independent registered public accounting firm with respect to audit services for the Funds and permissible ongoing non-audit services for the Funds or any investment adviser to the Funds (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with such investment adviser that provides services to the Funds, (2) such services were not recognized by the Funds at the time of engagement to be non-audit services, and (3) such services are promptly brought to the attention of the Audit Committee of the Funds and approved prior to the completion of the audit by the Audit Committee or its delegate(s).

(e)(2)	None of the services included in (b)-(d) above required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	None.
(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	E*TRADE Funds

By (Signature and Title)	/s/ Elizabeth Gottfried
Elizabeth Gottfried, President
(Principal Executive Officer)

Date	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth Gottfried
Elizabeth Gottfried, President
(Principal Executive Officer)

Date	February 28, 2008

By (Signature and Title)	/s/ Matthew Audette
Matthew Audette, Treasurer
(Principal Financial Officer)

Date	February 28, 2008